FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, August 31, 2019 (unaudited)

Franklin K2 Alternative Strategies Fund

	Country	Shares	Value

Common Stocks and Other Equity Interests 40.2%
Aerospace & Defense 1.0%
[a]The Boeing Co.	United States	9,963	$3,627,429
General Dynamics Corp.	United States	11,509	2,201,326
[a]Heico Corp.	United States	23,807	3,444,159
[a,b]Kratos Defense & Security Solutions Inc.	United States	24,547	490,204
L3harris Technologies Inc.	United States	4,371	924,073
United Technologies Corp.	United States	18,942	2,467,006

			13,154,197

Air Freight & Logistics 0.4%
United Parcel Service Inc., B	United States	43,712	5,186,866

Airlines 1.0%
American Airlines Group Inc.	United States	36,913	971,181
[a]Delta Air Lines Inc.	United States	30,867	1,785,964
[c]Southwest Airlines Co.	United States	751	39,292
WestJet Airlines Ltd.	Canada	415,379	9,627,908

			12,424,345

Auto Components 0.0%†
Freni Brembo SpA	Italy	6,025	56,186

Banks 0.7%
[a]Bank of America Corp.	United States	124,337	3,420,511
Barclays PLC	United Kingdom	108,406	180,186
Cadence Bancorp, A	United States	45,461	698,736
[c]Citigroup Inc.	United States	601	38,674
[a,c]JPMorgan Chase & Co.	United States	27,896	3,064,654
SunTrust Banks Inc.	United States	13,899	854,928

			8,257,689

Beverages 0.2%
Davide Campari-Milano SpA	Italy	320,814	3,005,824

Biotechnology 3.1%
[c]AbbVie Inc.	United States	584	38,392
[b]Agios Pharmaceuticals Inc.	United States	13,547	514,109
[b]Aileron Therapeutics Inc.	United States	6,656	4,858
[b]Alexion Pharmaceuticals Inc.	United States	8,965	903,313
[c]Amgen Inc.	United States	185	38,595
[b]Amicus Therapeutics Inc.	United States	103,605	1,024,653
[b]AnaptysBio Inc.	United States	3,565	144,917
[b]Apellis Pharmaceuticals Inc.	United States	20,814	605,687
[b]Argenx SE, ADR	Netherlands	4,928	647,786
[b,d]Ascletis Pharma Inc., 144A	China	144,430	71,327
[b]Assembly Biosciences Inc.	United States	54,198	612,979
[b]Audentes Therapeutics Inc.	United States	7,420	230,762
[b]BioMarin Pharmaceutical Inc.	United States	36,574	2,745,244
[b]Bluebird Bio Inc.	United States	4,525	467,478
[b]Blueprint Medicines Corp.	United States	3,037	232,847
[a,b]Celgene Corp.	United States	131,313	12,711,099
[b,e]DBV Technologies SA, ADR	France	13,159	119,747
[b]Exact Sciences Corp.	United States	19,058	2,272,095
[b]Fate Therapeutics Inc.	United States	12,176	198,712
[c]Gilead Sciences Inc.	United States	584	37,107
[b]Gossamer Bio Inc.	United States	16,762	351,332
[b]Immunomedics Inc.	United States	66,092	845,978
[b,d]Innovent Biologics Inc., 144A	China	50,260	162,116
[b]Intercept Pharmaceuticals Inc.	United States	3,125	200,562
[b]Invitae Corp.	United States	8,635	209,485
[b]Madrigal Pharmaceuticals Inc.	United States	4,719	437,451
[b]Mirati Therapeutics Inc.	United States	11,190	917,244

Quarterly Consolidated Statement of Investments | See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[b]Natera Inc.	United States	58,987	$1,943,622
[b]Neurocrine Biosciences Inc.	United States	12,892	1,281,723
[b,e]ProQR Therapeutics NV	Netherlands	46,914	337,312
[b]Repligen Corp.	United States	5,221	484,561
[b,e]Rubius Therapeutics Inc.	United States	11,880	110,246
[a,b]Sage Therapeutics Inc.	United States	18,506	3,176,925
[b]Sangamo Therapeutics Inc.	United States	11,500	125,350
[a,b]Sarepta Therapeutics Inc.	United States	27,356	2,466,143
[b,d]Shanghai Junshi Biosciences Co. Ltd., H, 144A	China	15,707	61,368
[b]Spark Therapeutics Inc.	United States	3,199	311,615
[b]Sutro Biopharma Inc.	United States	3,932	31,731
[b,e]Turning Point Therapeutics Inc.	United States	5,350	291,736
[b]Vertex Pharmaceuticals Inc.	United States	10,483	1,887,150
[b,e]Viking Therapeutics Inc.	United States	10,962	76,186
[b]Zai Lab Ltd., ADR	China	5,100	166,311

			39,497,854

Building Products 0.2%
[a,b]Builders FirstSource Inc.	United States	136,493	2,654,789

Capital Markets 0.6%
[d]Amundi SA, 144A	France	29,038	1,855,805
[d]Anima Holding SpA, 144A	Italy	102,616	369,917
The Blackstone Group Inc., A	United States	70,000	3,483,200
LPL Financial Holdings Inc.	United States	95	7,120
Moody’s Corp.	United States	10,197	2,198,269
Morgan Stanley	United States	126	5,228

			7,919,539

Chemicals 0.9%
Ecolab Inc.	United States	4,138	853,711
[b,e]Hexion Holdings Corp., B	United States	8,994	107,928
[b]Ingevity Corp.	United States	20,733	1,579,233
[c]LyondellBasell Industries NV, A	United States	470	36,368
The Sherwin-Williams Co.	United States	15,603	8,218,880
[b,f,g]TerraVia Holdings Inc., Contingent Distribution	United States	1,117,000	—

			10,796,120

Commercial Services & Supplies 0.8%
[a,b]Advanced Disposal Services Inc.	United States	37,217	1,206,575
Cintas Corp.	United States	15,123	3,989,447
Edenred	France	14,083	685,670
Republic Services Inc., A	United States	32,764	2,924,187
[c]Waste Management Inc.	United States	8,548	1,020,204

			9,826,083

Communications Equipment 0.1%
[c]Cisco Systems Inc.	United States	534	24,997
[b]Lumentum Holdings Inc.	United States	19,766	1,102,152

			1,127,149

Construction Materials 0.2%
Cemex SAB de CV, ADR	Mexico	72,599	272,246
Vulcan Materials Co.	United States	17,574	2,482,328

			2,754,574

Containers & Packaging 0.7%
[a]Ball Corp.	United States	103,438	8,317,450

Distributors 0.1%
Pool Corp.	United States	7,884	1,548,260

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Common Stocks and Other Equity Interests (continued)
Diversified Consumer Services 0.3%
[b]Frontdoor Inc.	United States	37,341	$1,917,087
[c]H&R Block Inc.	United States	1,353	32,769
[a,b]Sotheby’s	United States	28,821	1,664,413

			3,614,269

Diversified Financial Services 0.0%†
[b]ARYA Sciences Acquisition Corp.	United States	20,099	218,577

Diversified Telecommunication Services 1.5%
[b]Bandwidth Inc., A	United States	3,171	276,480
[d]China Tower Corp. Ltd., H, 144A	China	5,424,000	1,234,769
Inmarsat PLC	United Kingdom	1,052,787	7,737,407
[b]ORBCOMM Inc.	United States	102,305	471,626
[c]Verizon Communications Inc.	United States	563	32,744
[a,b]Zayo Group Holdings Inc.	United States	282,304	9,502,353

			19,255,379

Electric Utilities 0.3%
Edp - Energias de Portugal SA	Portugal	627,796	2,372,140
El Paso Electric Co.	United States	27,204	1,814,507
[c]FirstEnergy Corp.	United States	491	22,586
[c]PPL Corp.	United States	1,268	37,469
[c]The Southern Co.	United States	265	15,439

			4,262,141

Electrical Equipment 0.2%
[c]Eaton Corp. PLC	United States	490	39,553
Osram Licht AG	Germany	51,199	2,053,857

			2,093,410

Electronic Equipment, Instruments & Components 0.3%
[c]CDW Corp.	United States	339	39,155
[b]Coherent Inc.	United States	8,226	1,192,441
[b]Flex Ltd.	United States	205,319	1,977,222
[b]Itron Inc.	United States	3,972	275,855
[b]Zebra Technologies Corp., A	United States	1,407	288,477

			3,773,150

Entertainment 0.4%
[b]NetFlix Inc.	United States	3,076	903,575
[b]Spotify Technology SA	United States	3,561	480,557
[b]Take-Two Interactive Software Inc.	United States	5,859	773,212
The Walt Disney Co.	United States	20,483	2,811,497

			4,968,841

Equity Real Estate Investment Trusts (REITs) 0.0%†
[c]Corecivic Inc.	United States	2,039	34,561
[c]The GEO Group Inc.	United States	2,128	36,517
[e]Innovative Industrial Properties Inc., A	United States	389	34,683
[c]Iron Mountain Inc.	United States	1,199	38,188
[c]Lamar Advertising Co., A	United States	488	37,405

			181,354

Food & Staples Retailing 0.3%
Costco Wholesale Corp.	United States	12,902	3,802,994
[c]Walgreens Boots Alliance Inc.	United States	743	38,034

			3,841,028

Food Products 0.1%
Chocoladefabriken Lindt & Spruengli AG	Switzerland	7	575,701
[c]General Mills Inc.	United States	662	35,615

			611,316

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Common Stocks and Other Equity Interests (continued)
Health Care Equipment & Supplies 1.2%
Abbott Laboratories	United States	19,906	$1,698,380
[b]ABIOMED Inc.	United States	1,254	242,110
[b]Align Technology Inc.	United States	2,802	513,074
[b]Avedro Inc.	United States	6,165	144,384
[b]Boston Scientific Corp.	United States	44,647	1,907,766
Danaher Corp.	United States	5,988	850,835
[b]DexCom Inc.	United States	10,720	1,839,659
[b]Edwards Lifesciences Corp.	United States	8,452	1,874,992
[b]IDEXX Laboratories Inc.	United States	8,767	2,540,151
[b]Insulet Corp.	United States	1,773	273,343
[b]Intuitive Surgical Inc.	United States	3,987	2,038,713
[b]iRhythm Technologies Inc.	United States	3,743	284,917
[c]Medtronic PLC	United States	365	39,380
[b,e]Shockwave Medical Inc.	United States	3,430	143,545
[b]Silk Road Medical Inc.	United States	10,512	452,962
Teleflex Inc.	United States	1,812	659,423

			15,503,634

Health Care Providers & Services 1.2%
[c]AmerisourceBergen Corp., A	United States	429	35,294
Anthem Inc.	United States	3,815	997,699
[b]Centene Corp.	United States	6,570	306,294
Cigna Corp.	United States	6,309	971,397
[b]Guardant Health Inc.	United States	8,061	705,579
[b]Healthequity Inc.	United States	3,031	179,920
Humana Inc.	United States	6,401	1,812,827
[b,d]Jinxin Fertility Group Ltd., 144A	China	117,677	143,036
McKesson Corp.	United States	260	35,950
UnitedHealth Group Inc.	United States	9,564	2,237,976
[a,b]WellCare Health Plans Inc.	United States	27,972	7,573,139

			14,999,111

Health Care Technology 0.6%
[b]Evolent Health Inc., A	United States	365	2,508
[b]Health Catalyst Inc.	United States	951	37,907
[b,e]Livongo Health Inc.	United States	1,902	58,277
[b]Medidata Solutions Inc.	United States	66,304	6,072,120
[b]Phreesia Inc.	United States	2,651	70,967
[b]Tabula Rasa HealthCare Inc.	United States	8,547	485,470
[b]Teladoc Health Inc.	United States	4,810	278,403

			7,005,652

Hotels, Restaurants & Leisure 0.4%
[b]Caesars Entertainment Corp.	United States	310,863	3,578,033
[c]Darden Restaurants Inc.	United States	318	38,472
Domino’s Pizza Inc.	United States	7,272	1,649,580
[c]Starbucks Corp.	United States	387	37,369

			5,303,454

Household Durables 0.7%
[a]D.R. Horton Inc.	United States	99,394	4,917,021
[b]Meritage Homes Corp.	United States	14,605	954,291
[b]Mohawk Industries Inc.	United States	5,268	626,312
[a,b]NVR Inc.	United States	502	1,806,698
[c]PulteGroup Inc.	United States	1,172	39,614

			8,343,936

Household Products 0.1%
Reckitt Benckiser Group PLC	United Kingdom	9,927	772,944

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Common Stocks and Other Equity Interests (continued)
Independent Power & Renewable Electricity Producers 0.1%
Uniper SE	Germany	29,917	$906,506

Industrial Conglomerates 0.0%†
Honeywell International Inc.	United States	227	37,369
Smiths Group PLC	United Kingdom	17,888	363,384

			400,753

Insurance 0.3%
[c]Aflac Inc.	United States	659	33,069
[c]Fidelity National Financial Inc.	United States	851	37,393
Kemper Corp.	United States	28,353	1,984,143
[c]MetLife Inc.	United States	821	36,370
[c]Principal Financial Group Inc.	United States	706	37,573
[c]Prudential Financial Inc.	United States	369	29,553
RSA Insurance Group PLC	United Kingdom	44,331	282,332
[b,e]Trupanion Inc.	United States	40,342	971,839

			3,412,272

Interactive Media & Services 1.2%
[a,b]Alphabet Inc., A	United States	3,753	4,468,059
[b]Alphabet Inc., C	United States	994	1,180,972
[a,b]Facebook Inc., A	United States	21,843	4,055,590
Tencent Holdings Ltd.	China	97,468	4,024,018
[b]Yandex NV, A	Russia	23,792	882,683
[b]Zillow Group Inc., C	United States	600	20,658

			14,631,980

Internet & Direct Marketing Retail 0.8%
[a,b]Alibaba Group Holding Ltd., ADR	China	27,179	4,757,140
[b]Amazon.com Inc.	United States	1,234	2,191,942
[b]Booking Holdings Inc.	United States	418	821,959
[a]eBay Inc.	United States	36,698	1,478,563
[a]Expedia Group Inc.	United States	3,979	517,668
[b]Shutterfly Inc.	United States	12,141	617,734

			10,385,006

IT Services 3.9%
[c]Accenture PLC, A	United States	3,135	621,263
[c]Automatic Data Processing Inc.	United States	3,258	553,339
[c]Booz Allen Hamilton Holding Corp., A	United States	367	27,712
Broadridge Financial Solutions Inc.	United States	169	21,875
[b]EPAM Systems Inc.	United States	6,101	1,167,304
[b]ExlService Holdings Inc.	United States	25,194	1,705,634
[b]FleetCor Technologies Inc.	United States	14,385	4,292,484
Genpact Ltd.	United States	69,346	2,840,412
[a]Global Payments Inc.	United States	22,382	3,714,964
[b]GoDaddy Inc., A	United States	16,618	1,052,584
[c]Leidos Holdings Inc.	United States	446	38,963
[a]MasterCard Inc., A	United States	26,619	7,489,788
[c]Paychex Inc.	United States	460	37,582
[a,b]PayPal Holdings Inc.	United States	46,432	5,063,409
[b]StoneCo. Ltd.	Brazil	12,174	366,194
Total System Services Inc.	United States	76,050	10,207,431
[a,b]VeriSign Inc.	United States	7,217	1,471,186
Visa Inc., A	United States	13,254	2,396,588
[b]WEX Inc.	United States	14,410	2,947,566
Wirecard AG	Germany	14,941	2,382,665

			48,398,943

Life Sciences Tools & Services 1.5%
[b]Adaptive Biotechnologies Corp.	United States	3,715	188,908

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Common Stocks and Other Equity Interests (continued)
Life Sciences Tools & Services (continued)
[b]Avantor Inc.	United States	62,128	$1,087,240
Eurofins Scientific SE	Luxembourg	4,408	2,017,289
Gerresheimer AG	Germany	59,883	4,518,143
[a,b]Illumina Inc.	United States	10,497	2,953,226
[b]IQVIA Holdings Inc.	United States	22,647	3,513,682
[b]Mettler-Toledo International Inc.	United States	2,482	1,630,153
Thermo Fisher Scientific Inc.	United States	8,801	2,526,415
[b,d]Wuxi Biologics Cayman Inc., 144A	China	50,031	525,098

			18,960,154

Machinery 0.9%
[c]Caterpillar Inc.	United States	323	38,437
CNH Industrial NV	United Kingdom	58,028	596,300
[c]Cummins Inc.	United States	255	38,064
Deere & Co.	United States	9,523	1,475,208
Illinois Tool Works Inc.	United States	246	36,866
ITT Inc.	United States	28,846	1,641,914
Kion Group AG	Germany	18,129	876,484
Oshkosh Corp.	United States	1,011	71,043
[c]PACCAR Inc.	United States	581	38,090
The Toro Co.	United States	18,736	1,349,179
Trinity Industries Inc.	United States	55,134	963,191
[a,b]Wabco Holdings Inc.	United States	27,138	3,623,194
Xylem Inc.	United States	8,273	633,795

			11,381,765

Marine 0.4%
[b]Kirby Corp.	United States	36,146	2,659,984
[b]Star Bulk Carriers Corp.	Greece	172,343	1,804,431

			4,464,415

Media 1.5%
CBS Corp., B	United States	48,908	2,057,071
[c]Comcast Corp., A	United States	875	38,727
[a]Fox Corp.	United States	57,842	1,918,619
ITV PLC	United Kingdom	293,248	413,736
[b]Liberty Global PLC, C	United Kingdom	56,526	1,476,459
[c]Nexstar Media Group Inc., A	United States	404	39,952
[c]Omnicom Group Inc.	United States	487	37,041
[b]Postmedia Network Canada Corp., B	Canada	666,338	1,256,203
[c]Sinclair Broadcast Group Inc., A	United States	842	37,528
Stroeer SE & Co. KGaA	Germany	10,772	804,455
[a]Tribune Media Co., A	United States	232,479	10,828,872

			18,908,663

Metals & Mining 0.2%
[a]Rio Tinto PLC, ADR	Australia	305	15,427
Teck Resources Ltd., B	Canada	149,293	2,542,460

			2,557,887

Multiline Retail 0.0%†
[c]Target Corp.	United States	447	47,847

Multi-Utilities 0.2%
Innogy SE	Germany	66,318	2,747,822

Oil, Gas & Consumable Fuels 0.4%
[b,f]Bellatrix Exploration Ltd.	Canada	56,646	5,531
[b]Carrizo Oil & Gas Inc.	United States	123,308	1,022,223
[c]CVR Energy Inc.	United States	860	34,211
[a]Hess Corp.	United States	37,555	2,364,087

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	United States	38,764	$1,685,459
[b,c]Plains GP Holdings LP, A	United States	1,695	37,154
Ship Finance International Ltd.	Norway	3,267	45,967
[b,e]Whiting Petroleum Corp.	United States	4,509	29,895

			5,224,527

Paper & Forest Products 0.2%
[b]Canfor Corp.	Canada	121,906	1,402,734
Louisiana-Pacific Corp.	United States	58,586	1,408,407

			2,811,141

Pharmaceuticals 1.3%
Allergan PLC	United States	43,697	6,979,284
AstraZeneca PLC, ADR	United Kingdom	41,505	1,868,970
[c]Bristol-Myers Squibb Co.	United States	810	38,937
Eli Lilly & Co., W	United States	14,441	1,631,400
[b]GW Pharmaceuticals PLC, ADR	United Kingdom	2,462	350,613
Hikma Pharmaceuticals PLC	Jordan	17,997	441,697
[c]Johnson & Johnson	United States	285	36,583
[b]Marinus Pharmaceuticals Inc.	United States	60,574	69,660
[c]Merck & Co. Inc.	United States	12,314	1,064,792
Novartis AG, ADR	Switzerland	9,145	824,056
Novo Nordisk AS, ADR	Denmark	28,364	1,478,048
Pfizer Inc.	United States	12,858	457,102
[b,e]Restorbio Inc.	United States	46,665	448,917
Zoetis Inc., A	United States	7,690	972,170

			16,662,229

Professional Services 1.1%
[b]CoStar Group Inc.	United States	1,575	968,420
Equifax Inc.	United States	13,239	1,937,925
Experian PLC	United Kingdom	34,144	1,046,136
[b]Huron Consulting Group Inc.	United States	19,326	1,182,945
[d]Intertrust NV, 144A	Netherlands	231,315	4,797,241
TransUnion	United States	17,979	1,503,943
[b]TriNet Group Inc.	United States	36,347	2,439,974

			13,876,584

Real Estate Management & Development 0.1%
Savills PLC	United Kingdom	82,901	834,225

Road & Rail 2.4%
[a]CSX Corp.	United States	69,324	4,646,094
DSV A/S	Denmark	51,973	5,150,916
[b]Genesee & Wyoming Inc., A	United States	106,702	11,831,118
[b]Hertz Global Holdings Inc.	United States	16,698	202,213
[a]J.B. Hunt Transport Services Inc.	United States	5,849	631,926
[a]Norfolk Southern Corp.	United States	22,303	3,881,837
Old Dominion Freight Line Inc.	United States	5,355	876,935
[b,e]Uber Technologies Inc.	United States	6,337	206,396
Union Pacific Corp.	United States	18,654	3,021,202

			30,448,637

Semiconductors & Semiconductor Equipment 1.6%
[a,b]Advanced Micro Devices Inc.	United States	37,712	1,186,042
Broadcom Inc.	United States	138	39,004
[b]First Solar Inc.	United States	20,069	1,245,683
[b]FormFactor Inc.	United States	21,861	373,605
Infineon Technologies AG	Germany	33,945	587,513
[c]Intel Corp.	United States	808	38,307
KLA Corp.	United States	5,630	832,677

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Common Stocks and Other Equity Interests (continued)
Semiconductors & Semiconductor Equipment (continued)
[b]Lattice Semiconductor Corp.	United States	45,879	$903,358
Marvell Technology Group Ltd.	Bermuda	85,919	2,059,479
Mediatek Inc.	Taiwan	88,000	1,029,608
[b]Mellanox Technologies Ltd.	United States	10,142	1,085,701
[b]Micron Technology Inc.	United States	21,719	983,219
[a]QUALCOMM Inc.	United States	9,897	769,690
Skyworks Solutions Inc.	United States	7,242	545,105
[b,d,g]SunEdison Inc., Contingent Distribution, 144A	United States	35,000	809
Texas Instruments Inc.	United States	140	17,325
[a]Versum Materials Inc.	United States	159,052	8,270,704

			19,967,829

Software 2.2%
[b]Adobe Inc.	United States	3,035	863,488
[b]Atlassian Corp. PLC, A	United States	8,305	1,117,106
Blackbaud Inc.	United States	8,041	731,490
[b]Ceridian Hcm Holding Inc.	United States	15,016	867,474
[b]Guidewire Software Inc.	United States	14,516	1,396,149
[b]HubSpot Inc.	United States	3,952	789,135
Intuit Inc.	United States	10,988	3,168,500
[a]Microsoft Corp.	United States	53,303	7,348,352
[c]Oracle Corp.	United States	706	36,754
[b]Pivotal Software Inc., A	United States	245,568	3,661,419
[b]PROS Holdings Inc.	United States	22,904	1,626,631
[b]Salesforce.com Inc.	United States	8,640	1,348,445
[b]ServiceNow Inc.	United States	5,549	1,452,950
[b]Splunk Inc.	United States	4,443	496,816
Symantec Corp.	United States	57,143	1,328,574
[b]Workday Inc., A	United States	6,555	1,162,070
[b]Zscaler Inc.	United States	6,175	424,470

			27,819,823

Specialty Retail 0.8%
Best Buy Co. Inc.	United States	121	7,702
[b]Carmax Inc.	United States	10,352	862,115
The Home Depot Inc.	United States	29,959	6,827,955
Pets at Home Group PLC	United Kingdom	166,908	469,551
[b]Sports Direct International PLC	United Kingdom	180,900	548,535
Tractor Supply Co.	United States	7,867	801,490
[b]Ulta Beauty Inc.	United States	1,241	295,023

			9,812,371

Technology Hardware, Storage & Peripherals 0.5%
Apple Inc.	United States	2,633	549,612
[b]Cray Inc.	United States	75,614	2,641,197
[c]Hewlett Packard Enterprise Co.	United States	2,909	40,202
[c]HP Inc.	United States	1,972	36,068
[b]Pure Storage Inc., A	United States	8,510	138,543
Samsung Electronics Co. Ltd.	South Korea	11,016	400,169
Western Digital Corp.	United States	52,548	3,009,424

			6,815,215

Textiles, Apparel & Luxury Goods 0.2%
[b]Capri Holdings Ltd.	United States	44,997	1,187,021
LVMH Moet Hennessy Louis Vuitton SE	France	1,395	555,621
[a]Tapestry Inc.	United States	41,882	864,863

			2,607,505

Tobacco 0.0%†
[c]Altria Group Inc.	United States	807	35,298

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Common Stocks and Other Equity Interests (continued)
Tobacco (continued)
[c]Philip Morris International Inc.	United States	442	$31,864

			67,162

Trading Companies & Distributors 0.7%
Brenntag AG	Germany	100,901	4,860,521
[a,b]Herc Holdings Inc.	United States	57,068	2,355,767
IMCD Group NV	Netherlands	15,786	1,106,901

			8,323,189

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, IDR	Colombia	11,161	568,589
[b]T-Mobile U.S. Inc.	United States	7,569	590,760
[a]Vodafone Group PLC, ADR	United Kingdom	32,191	605,835

			1,765,184

Total Common Stocks and Other Equity Interests (Cost $397,834,907)			505,514,755

Management Investment Companies (Cost $1,489,923) 0.1%
Internet & Direct Marketing Retail 0.1%
[b]Altaba Inc.	United States	20,295	1,410,300

Convertible Preferred Stocks 0.0%†
Gas Utilities 0.0%†
El Paso Energy Capital Trust I, 4.75%, cvt. pfd.	United States	114	5,930

Oil, Gas & Consumable Fuels 0.0%†
Chesapeake Energy Corp., 5.75%, cvt. pfd.	United States	139	61,717

Total Convertible Preferred Stocks (Cost $91,234)			67,647

Preferred Stocks 0.1%
Food Products 0.0%†
Bunge Ltd., 4.875%, pfd.	United States	3,921	396,021

IT Services 0.0%†
[d]MYT Holding Co., 10.00%, pfd., 144A	United States	1	1

Thrifts & Mortgage Finance 0.1%
[e]FHLMC, 8.375%, pfd., Z	United States	52,100	627,284

Total Preferred Stocks (Cost $873,676)			1,023,306

		Principal Amount*
Convertible Bonds 7.2%
Air Freight & Logistics 0.2%
[a]Air Transport Services Group Inc., senior note, 1.125%, 10/15/24	United States	1,249,000	1,170,186
[a]Atlas Air Worldwide Holdings Inc., senior note, 1.875%, 6/01/24	United States	1,360,000	1,155,150

			2,325,336

Banks 0.1%
Hope Bancorp Inc., senior bond, 2.00%, 5/15/38	United States	1,546,000	1,411,369

Biotechnology 0.8%
Alder Biopharmaceuticals Inc., senior note, 2.50%, 2/01/25	United States	815,000	691,222
BioMarin Pharmaceutical Inc., senior sub. note, 0.599%, 8/01/24	United States	325,000	329,266
Flexion Therapeutics Inc., senior note, 3.375%, 5/01/24	United States	50,000	44,531
Insmed Inc., senior note, 1.75%, 1/15/25	United States	516,000	424,677

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Biotechnology (continued)
Intercept Pharmaceuticals Inc., senior note, 2.00%, 5/15/26	United States	1,243,000		$1,110,154
Ionis Pharmaceuticals Inc., senior note, 1.00%, 11/15/21	United States	1,085,000		1,277,684
Ironwood Pharmaceuticals Inc., senior note,
2.25%, 6/15/22	United States	261,000		268,830
[d]144A, 1.50%, 6/15/26	United States	411,000		398,413
[d]Karyopharm Therapeutics Inc., senior note, 144A, 3.00%, 10/15/25	United States	878,000		758,171
[a]Ligand Pharmaceuticals Inc., senior note, 0.75%, 5/15/23	United States	1,453,000		1,189,810
[d,e]The Medicines Co., senior note, 144A, 3.50%, 1/15/24	United States	485,000		898,191
Neurocrine Biosciences Inc., senior note, 2.25%, 5/15/24	United States	1,086,000		1,603,163
[a]PDL BioPharma Inc., senior note, 2.75%, 12/01/21	United States	1,088,000		1,073,359

				10,067,471

Building Products 0.1%
[e]Patrick Industries Inc., senior note, 1.00%, 2/01/23	United States	1,116,000		952,131

Capital Markets 0.1%
Cowen Inc., senior note, 3.00%, 12/15/22	United States	726,000		799,215

Commercial Services & Supplies 0.2%
RWT Holdings Inc., senior note, 5.625%, 11/15/19	United States	1,246,000		1,252,202
[a]Team Inc., senior note, 5.00%, 8/01/23	United States	1,255,000		1,330,687

				2,582,889

Communications Equipment 0.0%†
CalAmp Corp., senior note, 2.00%, 8/01/25	United States	260,000		208,401

Construction Materials 0.3%
Cemex SAB de CV, sub. note, 3.72%, 3/15/20	Mexico	3,404,000		3,410,939

Consumer Finance 0.4%
Encore Capital Group Inc., senior note, 3.25%, 3/15/22	United States	1,415,000		1,494,191
EZCORP Inc., senior note, 2.375%, 5/01/25	United States	1,140,000		969,997
PRA Group Inc., senior note,
[a]3.00%, 8/01/20	United States	1,226,000		1,220,170
3.50%, 6/01/23	United States	1,167,000		1,199,026
[d]Qudian Inc., senior note, 144A, 1.00%, 7/01/26	China	583,000		615,815

				5,499,199

Diversified Consumer Services 0.0%†
[d]Chegg Inc., senior note, 144A, 0.125%, 3/15/25	United States	194,000		204,913

Diversified Financial Services 0.1%
Element Fleet Management Corp., sub. note,
4.25%, 6/30/20	Canada	468,000	CAD	352,522
4.25%, 6/30/24	Canada	811,000	CAD	690,696

				1,043,218

Electronic Equipment, Instruments & Components 0.5%
II-VI Inc., senior note, 0.25%, 9/01/22	United States	1,095,000		1,176,030
[a]Knowles Corp., senior note, 3.25%, 11/01/21	United States	1,367,000		1,763,757
OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	835,000		950,483
[d]PAR Technology Corp., senior note, 144A, 4.50%, 4/15/24	United States	611,000		667,391
TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	502,000		611,185
[a]Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	1,255,000		1,168,170

				6,337,016

Energy Equipment & Services 0.0%†
Nabors Industries Inc., senior note, 0.75%, 1/15/24	United States	145,000		95,380

Entertainment 0.2%
[d]Liberty Media Corp., senior bond, 144A, 2.25%, 12/01/48	United States	1,751,000		2,060,516

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Entertainment (continued)
[d]Zynga Inc., senior note, 144A, 0.25%, 6/01/24	United States	777,000	$768,679

			2,829,195

Equity Real Estate Investment Trusts (REITs) 0.2%
IH Merger Sub LLC, senior note, 3.50%, 1/15/22	United States	645,000	843,529
[d]IIP Operating Partnership LP, senior note, 144A, 3.75%, 2/21/24	United States	1,352,000	1,920,922

			2,764,451

Health Care Equipment & Supplies 0.2%
[d]CONMED Corp., senior note, 144A, 2.625%, 2/01/24	United States	622,000	796,427
[d]DexCom Inc., senior note, 144A, 0.75%, 12/01/23	United States	389,000	491,264
Wright Medical Group Inc., senior note, 1.625%, 6/15/23	United States	855,000	824,623
Wright Medical Group NV, senior note, 2.25%, 11/15/21	United States	410,000	480,886

			2,593,200

Health Care Technology 0.4%
Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	2,551,000	2,538,194
Evolent Health Inc., senior note,
2.00%, 12/01/21	United States	214,000	187,418
[d]144A, 1.50%, 10/15/25	United States	777,000	496,541
[d]Tabula Rasa Healthcare Inc., senior sub. note, 144A, 1.75%, 2/15/26	United States	971,000	1,078,745

			4,300,898

Hotels, Restaurants & Leisure 0.1%
Marriott Vacations Worldwide Corp., senior note, 1.50%, 9/15/22	United States	1,460,000	1,450,875

Independent Power & Renewable Electricity Producers 0.2%
[a]NRG Energy Inc., senior bond, 2.75%, 6/01/48	United States	1,590,000	1,738,742

Interactive Media & Services 0.2%
Twitter Inc., senior note, 0.25%, 6/15/24	United States	934,000	1,015,018
Zillow Group Inc., senior note, 2.00%, 12/01/21	United States	816,000	843,540

			1,858,558

Internet & Direct Marketing Retail 0.0%†
Wayfair Inc., senior note, 0.375%, 9/01/22	United States	224,000	280,280

IT Services 0.5%
[d]Akamai Technologies Inc., senior note, 144A, 0.375%, 9/01/27	United States	778,000	790,680
CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	1,260,000	1,457,898
[d]KBR Inc., senior note, 144A, 2.50%, 11/01/23	United States	1,163,000	1,389,777
Okta Inc., senior note, 0.25%, 2/15/23	United States	511,000	1,356,245
[d]Perficient Inc., senior note, 144A, 2.375%, 9/15/23	United States	1,162,000	1,353,863

			6,348,463

Machinery 0.0%†
The Greenbrier Cos. Inc., senior note, 2.875%, 2/01/24	United States	45,000	41,777

Media 0.2%
DISH Network Corp.,
senior bond, 3.375%, 8/15/26	United States	325,000	299,895
senior note, 2.375%, 3/15/24	United States	280,000	245,292
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	1,249,000	908,647
senior note, 3.75%, 2/15/30	United States	407,000	293,549
[d]Liberty Latin America Ltd., senior note, 144A, 2.00%, 7/15/24	Chile	823,000	808,762

			2,556,145

Metals & Mining 0.1%
First Majestic Silver Corp., senior note, 1.875%, 3/01/23	Canada	1,167,000	1,531,157

Mortgage Real Estate Investment Trusts (REITs) 0.1%
Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	1,422,000	1,423,534

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., senior note, 5.50%, 9/15/26	United States	95,000		$60,126
Green Plains Inc., senior note,
4.125%, 9/01/22	United States	374,000		281,659
[d]144A, 4.00%, 7/01/24	United States	782,000		620,880
[a]Ship Finance International Ltd., senior note, 5.75%, 10/15/21	Norway	1,430,000		1,492,070
Teekay Corp., senior note, 5.00%, 1/15/23	Bermuda	155,000		124,775

				2,579,510

Personal Products 0.1%
Herbalife Nutrition Ltd., senior note, 2.625%, 3/15/24	United States	1,325,000		1,192,341

Pharmaceuticals 0.6%
[d]Aphria Inc., senior note, 144A, 5.25%, 6/01/24	Canada	1,086,000		887,126
[a,d]Aurora Cannabis Inc., senior note, 144A, 5.50%, 2/28/24	Canada	1,802,000		1,780,601
[d]Canopy Growth Corp., senior note, 144A, 4.25%, 7/15/23	Canada	1,634,000	CAD	1,199,666
[a]Innoviva Inc., sub. note, 2.125%, 1/15/23	United States	962,000		940,794
Jazz Investments I Ltd., senior note, 1.50%, 8/15/24	United States	429,000		416,666
Pacira Biosciences Inc., senior note, 2.375%, 4/01/22	United States	1,243,000		1,239,893
[d]Tilray Inc., senior note, 144A, 5.00%, 10/01/23	Canada	1,642,000		1,085,656

				7,550,402

Real Estate Management & Development 0.1%
Forestar Group Inc., senior note, 3.75%, 3/01/20	United States	356,000		358,295
Redfin Corp., senior note, 1.75%, 7/15/23	United States	775,000		716,328

				1,074,623

Semiconductors & Semiconductor Equipment 0.3%
[d]Enphase Energy Inc., senior note, 144A, 1.00%, 6/01/24	United States	544,000		888,687
Inphi Corp., senior note, 0.75%, 9/01/21	United States	978,000		1,225,602
[a]Microchip Technology Inc., senior sub. bond, 1.625%, 2/15/27	United States	924,000		1,125,711
Silicon Laboratories Inc., senior note, 1.375%, 3/01/22	United States	687,000		886,192

				4,126,192

Software 0.6%
Altair Engineering Inc., senior note, 0.25%, 6/01/24	United States	505,000		513,428
[d]Benefitfocus Inc., senior note, 144A, 1.25%, 12/15/23	United States	1,140,000		1,019,066
[d]Coupa Software Inc., senior note, 144A, 0.125%, 6/15/25	United States	699,000		797,946
Nuance Communications Inc., senior bond, 1.00%, 12/15/35	United States	1,674,000		1,609,427
Nutanix Inc., senior note, zero cpn., 1/15/23	United States	502,000		464,944
Palo Alto Networks Inc., senior note, 0.75%, 7/01/23	United States	418,000		444,850
[d]Pluralsight Inc., senior note, 144A, 0.375%, 3/01/24	United States	856,000		730,938
[d]PROS Holdings Inc., senior note, 144A, 1.00%, 5/15/24	United States	454,000		571,546
[a]Rapid7 Inc., senior note, 1.25%, 8/01/23	United States	930,000		1,363,746

				7,515,891

Tobacco 0.1%
[d]Turning Point Brands Inc., senior note, 144A, 2.50%, 7/15/24	United States	1,194,000		1,148,736

Trading Companies & Distributors 0.0%†
Kaman Corp., senior note, 3.25%, 5/01/24	United States	398,000		451,608

Total Convertible Bonds (Cost $88,103,938)				90,294,055

Corporate Bonds and Notes 7.1%
Aerospace & Defense 0.1%
The Boeing Co., senior note, 2.70%, 5/01/22	United States	375,000		382,810
[d]Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000		239,540
[d]Rolls-Royce PLC, senior note, 144A, 2.375%, 10/14/20	United Kingdom	400,000		399,792

				1,022,142

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Air Freight & Logistics 0.0%†
FedEx Corp., senior note, 3.40%, 1/14/22	United States	170,000		$175,448

Automobiles 0.2%
[d,h]BMW US Capital LLC, senior note, 144A, FRN, 2.75%, (3-Month USD LIBOR + 0.41%), 4/12/21	Germany	465,000		465,276
[d]Daimler Finance North America LLC, senior note, 144A,
3.40%, 2/22/22	Germany	385,000		394,728
[h]FRN, 3.058%, (3-Month USD LIBOR + 0.90%), 2/15/22	Germany	400,000		401,785
General Motors Financial Co. Inc., senior note,
3.70%, 11/24/20	United States	155,000		157,267
[h]FRN, 3.161%, (3-Month USD LIBOR + 0.85%), 4/09/21	United States	275,000		275,012
[d]Hyundai Capital America, senior note, 144A, 3.95%, 2/01/22	United States	375,000		386,533
[d]Nissan Motor Acceptance Corp., senior note, 144A, 3.65%, 9/21/21	United States	375,000		384,286
Toyota Motor Credit Corp., G, senior note, 3.05%, 1/08/21	United States	325,000		330,310

				2,795,197

Banks 0.5%
[d]Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	11,257
Citibank NA, senior note,
3.05%, 5/01/20	United States	435,000		437,441
[h]FRN, 3.165%, (3-Month USD LIBOR + 0.53%), 2/19/22	United States	250,000		253,757
[h]HSBC Holdings PLC, senior note, FRN, 3.086%, (3-Month USD LIBOR + 0.65%), 9/11/21	United Kingdom	375,000		375,399
[h]JPMorgan Chase & Co., senior note, FRN, 2.818%, (3-Month USD LIBOR + 0.68%), 6/01/21	United States	140,000		140,316
[h]JPMorgan Chase Bank NA, senior note, FRN, 2.75%, (3-Month USD LIBOR + 0.23%), 9/01/20	United States	755,000		754,944
Keybank NA, senior note, 3.30%, 2/01/22	United States	250,000		257,814
[h]Mitsubishi UFJ Financial Group Inc., senior note, FRN, 2.917%, (3-Month USD LIBOR + 0.65%), 7/26/21	Japan	380,000		381,239
[h]PNC Bank NA, senior note, FRN, 2.709%, (3-Month USD LIBOR + 0.45%), 7/22/22	United States	835,000		835,582
[d,h]Standard Chartered PLC, senior note, 144A, FRN,
3.428%, (3-Month USD LIBOR + 1.15%), 1/20/23	United Kingdom	200,000		199,762
4.247%, (3-Month USD LIBOR + 1.15%), 1/20/23	United Kingdom	200,000		207,160
[h]Sumitomo Mitsui Financial Group Inc., senior note, FRN, 3.311%, (3-Month USD LIBOR + 0.97%), 1/11/22	Japan	115,000		115,886
US Bank NA, senior note, 3.00%, 2/04/21	United States	375,000		380,207
[i]VTB Bank OJSC Via VTB Capital SA, loan participation, sub. senior note, Reg S, 6.95%, 10/17/22	Russia	486,000		516,875
[h]Wells Fargo & Co., senior note, FRN,
3.473%, (3-Month USD LIBOR + 1.34%), 3/04/21	United States	230,000		233,322
3.111%, (3-Month USD LIBOR + 0.93%), 2/11/22	United States	495,000		497,960
Wells Fargo Bank NA, senior note, 3.625%, 10/22/21	United States	250,000		258,006

				5,856,927

Biotechnology 0.0%†
Celgene Corp., senior note, 2.875%, 8/15/20	United States	195,000		196,208

Capital Markets 0.0%†
[h]The Bank of New York Mellon, senior note, FRN, 2.433%, (3-Month USD LIBOR + 0.30%), 12/04/20	United States	385,000		385,182

Commercial Services & Supplies 1.7%
[d]Harland Clarke Holdings Corp., 144A,
[a]senior note, 9.25%, 3/01/21	United States	12,338,500		11,598,190

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Commercial Services & Supplies (continued)
[d]Harland Clarke Holdings Corp., 144A, (continued)
senior secured note, 8.375%, 8/15/22	United States	3,207,000		$2,557,582
R.R. Donnelley & Sons Co.,
senior bond, 6.50%, 11/15/23	United States	2,260,000		2,285,425
senior bond, 6.00%, 4/01/24	United States	2,744,000		2,778,300
senior bond, 6.625%, 4/15/29	United States	189,000		178,227
senior note, 7.00%, 2/15/22	United States	1,338,000		1,391,520

				20,789,244

Communications Equipment 0.0%†
[d]CommScope Technologies LLC, senior bond, 144A,
6.00%, 6/15/25	United States	25,000		22,437
5.00%, 3/15/27	United States	430,000		361,738

				384,175

Consumer Finance 0.1%
American Express Co., senior note,
3.00%, 2/22/21	United States	165,000		167,311
[h]FRN, 2.887%, (3-Month USD LIBOR + 0.60%), 11/05/21	United States	260,000		261,478
PACCAR Financial Corp., senior note, 2.65%, 5/10/22	United States	420,000		428,583

				857,372

Distributors 0.1%
[d,j]American News Co. LLC, senior note, 144A, PIK, 8.50%, 9/01/26	United States	1,426,629		1,515,793

Diversified Financial Services 0.7%
[d,h]Banco Supervielle SA, senior note, 144A, FRN, 55.104%, (ARS Badlar + 4.50%), 8/09/20	Argentina	3,800,000	ARS	44,078
Citizens Bank NA, senior note, 3.25%, 2/14/22	United States	390,000		400,544
[d]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	795,000,000	COP	247,811
[i]MDC-GMTN BV, senior bond, Reg S, 4.50%, 11/07/28	United Arab Emirates	261,000		305,892
[d]Mitsubishi UFJ Lease & Finance Co. Ltd., senior note, 144A, 3.406%, 2/28/22	Japan	320,000		327,989
[d]One Call Corp., 144A,
secured note, second lien, 10.00%, 10/01/24	United States	2,867,000		2,565,965
senior secured note, first lien, 7.50%, 7/01/24	United States	5,619,000		5,141,385
[d]USAA Capital Corp., senior note, 144A, 2.625%, 6/01/21	United States	180,000		182,188

				9,215,852

Diversified Telecommunication Services 0.1%
AT&T Inc., senior note,
[h]FRN, 2.888%, (3-Month USD LIBOR + 0.75%), 6/01/21	United States	155,000		155,769
3.80%, 3/15/22	United States	530,000		552,538

				708,307

Electric Utilities 0.3%
[i]1MDB Energy Ltd., senior note, Reg S, 5.99%, 5/11/22	Malaysia	1,300,000		1,370,245
[d]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	545,000		645,825
[i]Eskom Holdings SOC Ltd., senior bond, Reg S,
5.75%, 1/26/21	South Africa	414,000		416,219
8.45%, 8/10/28	South Africa	894,000		984,438
[h]Florida Power & Light Co., senior note, FRN, 2.639%, (3-Month USD LIBOR + 0.40%), 5/06/22	United States	415,000		415,123

				3,831,850

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Equity Real Estate Investment Trusts (REITs) 0.1%
[d]Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower, secured note, 144A,
[j]PIK, 8.00%, 4/25/24	United States	147,000	$98,490
8.00%, 10/25/24	United States	1,925,000	664,125

			762,615

Food & Staples Retailing 0.1%
[d]NBM US Holdings Inc., senior note, 144A, 7.00%, 5/14/26	Brazil	325,000	332,899
Unilever Capital Corp., senior note, 3.00%, 3/07/22	United Kingdom	380,000	390,571

			723,470

Food Products 0.0%†
[h]Campbell Soup Co., senior note, FRN, 2.91%, (3-Month USD LIBOR + 0.50%), 3/16/20	United States	235,000	235,025
[d]JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc., senior bond, 144A, 5.50%, 1/15/30	United States	160,000	169,920

			404,945

Health Care Providers & Services 0.1%
Cigna Corp., senior note, 3.40%, 9/17/21	United States	380,000	389,159
CVS Health Corp., senior note,
2.80%, 7/20/20	United States	390,000	392,006
2.125%, 6/01/21	United States	400,000	400,544
[d,j]Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, (all cash), 12/01/22	United States	725,000	612,625

			1,794,334

Hotels, Restaurants & Leisure 0.7%
[d]Melco Resorts Finance Ltd., senior note, 144A, 5.625%, 7/17/27	Hong Kong	200,000	204,269
[d]Mohegan Gaming & Entertainment, senior note, 144A, 7.875%, 10/15/24	United States	8,331,000	8,087,735

			8,292,004

Industrial Conglomerates 0.1%
Honeywell International Inc., senior note,
2.15%, 8/08/22	United States	415,000	419,604
[h]FRN, 2.557%, (3-Month USD LIBOR + 0.37%), 8/08/22	United States	415,000	416,229

			835,833

Insurance 0.3%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	Netherlands	220,000	230,233
[d,h]AIA Group Ltd., senior note, 144A, FRN, 2.907%, (3-Month USD LIBOR + 0.52%), 9/20/21	Hong Kong	200,000	200,196
[d]AIG Global Funding, secured note, 144A, 2.30%, 7/01/22	United States	220,000	220,930
[e,h]Genworth Holdings Inc., senior bond, FRN, 4.161%, (3-Month USD LIBOR + 2.00%), 11/15/36	United States	1,537,000	991,365
[d]Jackson National Life Global Funding, secured note, 144A, 3.30%, 2/01/22	United States	375,000	386,071
Marsh & McLennan Cos. Inc., senior note, 3.50%, 12/29/20	United States	185,000	188,402
[d]Metropolitan Life Global Funding I, secured note, 144A,
3.375%, 1/11/22	United States	210,000	216,771
2.40%, 6/17/22	United States	290,000	293,001
[d]New York Life Global Funding, secured note, 144A,
2.95%, 1/28/21	United States	230,000	233,445
[h]FRN, 2.559%, (3-Month USD LIBOR + 0.32%), 8/06/21	United States	380,000	380,681

			3,341,095

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
IT Services 0.1%
International Business Machines Corp., senior note, 2.50%, 1/27/22	United States	785,000	$795,538

Machinery 0.1%
Caterpillar Financial Services Corp., senior note, 3.15%, 9/07/21	United States	265,000	272,013
John Deere Capital Corp., senior note, 3.125%, 9/10/21	United States	750,000	768,594

			1,040,607

Media 0.8%
[d]Fox Corp., senior note, 144A, 3.666%, 1/25/22	United States	230,000	238,493
The McClatchy Co.,
[d]senior secured bond, 144A, 6.875%, 7/15/31	United States	4,095,000	4,013,100
senior secured note, 9.00%, 7/15/26	United States	6,595,000	6,266,569

			10,518,162

Oil, Gas & Consumable Fuels 0.6%
[f]Bellatrix Exploration Ltd., secured note,
8.50%, 9/11/23	Canada	141,000	118,440
[j]PIK, 3.00%, 12/15/23	Canada	154,000	93,940
[d]Bruin E&P Partners LLC, senior note, 144A, 8.875%, 8/01/23	United States	590,000	423,325
[d,e]California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	995,000	577,100
[h,i]EP PetroEcuador via Noble Sovereign Funding I Ltd., secured note, FRN, Reg S, 7.979%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	42,474	42,559
[h]Exxon Mobil Corp., senior note, FRN, 2.498%, (3-Month USD LIBOR + 0.33%), 8/16/22	United States	405,000	406,220
Gulfport Energy Corp., senior note, 6.00%, 10/15/24	United States	505,000	369,912
[d]Lonestar Resources America Inc., senior note, 144A, 11.25%, 1/01/23	United States	95,000	82,175
Montage Resources Corp., senior note, 8.875%, 7/15/23	United States	195,000	147,225
Petrobras Global Finance BV,
senior bond, 5.75%, 2/01/29	Brazil	270,000	293,085
senior bond, 6.90%, 3/19/49	Brazil	545,000	619,937
senior note, 8.75%, 5/23/26	Brazil	509,000	638,286
Petroleos Mexicanos,
senior bond, 5.50%, 1/21/21	Mexico	1,152,000	1,178,461
senior note, 4.875%, 1/24/22	Mexico	702,000	715,163
senior note, 3.50%, 1/30/23	Mexico	535,000	521,090
senior note, 4.625%, 9/21/23	Mexico	277,000	277,831
[d]Saudi Arabian Oil Co., senior bond, 144A,
3.50%, 4/16/29	Saudi Arabia	200,000	213,725
4.25%, 4/16/39	Saudi Arabia	231,000	262,343
4.375%, 4/16/49	Saudi Arabia	200,000	229,294
[d]Transportadora de Gas del Sur SA, senior note, 144A, 6.75%, 5/02/25	Argentina	155,000	116,252
[d]Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., senior note, 144A,
8.75%, 4/15/23	United States	415,000	226,175
[e]9.75%, 4/15/23	United States	190,000	105,450
[d]YPF Sociedad Anonima, 144A,
senior bond, 6.95%, 7/21/27	Argentina	220,000	138,600
[h]senior note, FRN, 51.625%, (ARS Badlar + 4.00%), 7/07/20	Argentina	245,000	37,984

			7,834,572

Pharmaceuticals 0.2%
[d]Bristol-Myers Squibb Co., senior note, 144A, 2.60%, 5/16/22	United States	410,000	417,856

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Pharmaceuticals (continued)
Mylan Inc., senior bond,
5.40%, 11/29/43	United States	85,000	$93,225
5.20%, 4/15/48	United States	45,000	49,158
Mylan NV, senior bond, 5.25%, 6/15/46	United States	245,000	268,972
Pfizer Inc., senior note, 3.00%, 9/15/21	United States	755,000	772,716
Teva Pharmaceutical Finance Netherlands III BV, senior bond, 4.10%, 10/01/46	Israel	905,000	584,856

			2,186,783

Road & Rail 0.1%
[d]Penske Truck Leasing Co. LP / PTL Finance Corp., senior note, 144A, 3.65%, 7/29/21	United States	285,000	291,803
[d]Uber Technologies Inc., senior note, 144A,
7.50%, 11/01/23	United States	370,000	387,575
8.00%, 11/01/26	United States	240,000	253,050
Union Pacific Corp., senior note, 2.95%, 3/01/22	United States	230,000	235,708

			1,168,136

Semiconductors & Semiconductor Equipment 0.0%†
[d]Broadcom Inc., senior bond, 144A, 4.75%, 4/15/29	United States	635,000	669,613

Specialty Retail 0.0%†
[h]The Home Depot Inc., senior note, FRN, 2.448%, (3-Month USD LIBOR + 0.31%), 3/01/22	United States	310,000	310,761

Technology Hardware, Storage & Peripherals 0.0%†
Western Digital Corp., senior note, 4.75%, 2/15/26	United States	209,000	214,424

Trading Companies & Distributors 0.0%†
Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	310,000	319,659

Total Corporate Bonds and Notes (Cost $89,963,027)			88,946,248

Corporate Bonds and Notes in Reorganization 0.6%
Electric Utilities 0.5%
[k]Bruce Mansfield Unit 1 2007 Pass-Through Trust, secured bond, 6.85%, 6/01/34	United States	1,236,493	1,052,029
[k]Pacific Gas & Electric Co.,
[e]senior bond, 5.80%, 3/01/37	United States	1,729,000	1,884,610
senior bond, 5.40%, 1/15/40	United States	597,000	647,745
[e]senior bond, 4.75%, 2/15/44	United States	2,390,000	2,515,475
senior note, 3.30%, 12/01/27	United States	300,000	293,250

			6,393,109

Metals & Mining 0.1%
[d,k]Samarco Mineracao SA, senior bond, 144A, 4.125%, 11/01/22	Brazil	1,000,000	707,500

Oil, Gas & Consumable Fuels 0.0%†
[k]Halcon Resources Corp., senior note, 6.75%, 2/15/25	United States	645,000	87,075
[i,k]Petroleos de Venezuela SA, senior note, Reg S, 6.00%, 10/28/22	Venezuela	506,036	53,134

			140,209

Total Corporate Bonds and Notes in Reorganization (Cost $6,394,512)			7,240,818

[h]Senior Floating Rate Interests 0.3%
Auto Components 0.0%†
Tectum Holdings, Term Loan, 5.862%, (1-Month USD LIBOR + 3.75%), 4/22/24	United States	168,739	155,240

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

[h]Senior Floating Rate Interests (continued)
Automobiles 0.0%†
SAIC Motor Corp. Ltd., Term Loan, 3.862%, (1-Month USD LIBOR + 1.75%), 10/31/25	United States	109,125		$108,966

Building Products 0.0%†
Jeld-Wen Inc., Term Loan B, 4.33%, (3-Month USD LIBOR + 2.00%), 12/14/24	United States	188,561		188,631

Chemicals 0.0%†
Axalta Coating Systems Dutch Holding BV, Term Loan B, 4.08%, (3-Month USD LIBOR + 1.75%), 6/01/24	United States	146,833		146,256

Construction Materials 0.0%†
ABC Supply, Term Loan B, 4.112%, (1-Month USD LIBOR + 2.00%), 10/31/23	United States	114,045		113,197

Diversified Financial Services 0.1%
The AES Corp., Term Loan, 3.874%, (3-Month USD LIBOR + 1.75%), 5/31/22	United States	202,974		203,355
B.C. Unlimited Liability Co., Term Loan B-3, 4.362%, (1-Month USD LIBOR + 2.25%), 2/16/24	United States	274,271		274,326
Ziggo BV, Term Loan E, 4.695%, (1-Month USD LIBOR + 2.50%), 4/15/25	United States	200,522		200,647

				678,328

Equity Real Estate Investment Trusts (REITs) 0.0%†
Iron Mountain Inc., Term Loan B, 3.862%, (1-Month USD LIBOR + 1.75%), 1/02/26	United States	217,250		215,078

Food & Staples Retailing 0.0%†
ARAMARK Services Inc., Term Loan B-3, 4.08%, (3-Month USD LIBOR + 1.75%), 3/11/25	United States	189,226		189,361

Health Care Technology 0.0%†
Quintiles IMS Inc., Term Loan B-2, 4.33%, (3-Month USD LIBOR + 2.00%), 1/17/25	United States	78,600		78,790

Life Sciences Tools & Services 0.0%†
IQVIA Holdings Inc., Term Loan B, 4.008%, (2-Month USD LIBOR + 1.75%), 6/11/25	United States	202,950		203,059

Oil, Gas & Consumable Fuels 0.1%
California Resources Corp., Initial Term Loan, 6.866%, (1-Month USD LIBOR + 4.75%), 12/31/22	United States	873,000		796,248
Gavilan Resources LLC, Initial Term Loan, second lien, 8.112%, (1-Month USD LIBOR + 6.00%), 3/01/24	United States	200,000		88,000

				884,248

Road & Rail 0.1%
Uber Technologies Inc., Term Loan, 5.645%, (1-Month USD LIBOR + 3.50%), 7/13/23	United States	292,044		291,724

Semiconductors & Semiconductor Equipment 0.0%†
Microchip Technology Inc., Term Loan B, 4.12%, (1-Month USD LIBOR + 2.00%), 5/29/25	United States	63,238		63,376

Trading Companies & Distributors 0.0%†
Reece Ltd., Term Loan B, 4.33%, (3-Month USD LIBOR + 2.00%), 7/02/25	United States	210,139		210,665

Total Senior Floating Rate Interests (Cost $3,687,195)				3,526,919

Credit-Linked Notes (Cost $451,987) 0.0%†
[d]JPMorgan Chase Bank NA, senior note, (Egypt Treasury Bill), 144A, 16.00%, 6/13/22	Egypt	7,267,000	EGP	455,158

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities 2.4%
Argentina Treasury Bill, Strip,
7/29/20	Argentina	21,502,465	ARS	$239,752
10/29/20	Argentina	10,826,261	ARS	90,964
[h]The Export-Import Bank of Korea, senior note, FRN, 2.874%, (3-Month USD LIBOR + 0.53%), 6/25/22	South Korea	215,000		215,474
Government of Argentina,
3.38% to 3/31/29, 4.74% thereafter, 12/31/38	Argentina	1,268,000	EUR	518,945
senior bond, 3.38%, 12/31/38	Argentina	319,071	EUR	124,223
[h]senior note, FRN, 67.014%, (ARLLMONP), 6/21/20	Argentina	10,866,182	ARS	62,596
senior note, 6.875%, 4/22/21	Argentina	979,000		418,532
[i]senior note, Reg S, 3.875%, 1/15/22	Argentina	1,171,000	EUR	601,600
senior note, 5.625%, 1/26/22	Argentina	2,711,000		1,084,400
[i]Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	467,000		531,804
[i]Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	316,000		345,233
[i]Government of El Salvador, Reg S, 7.125%, 1/20/50	El Salvador	298,000		301,725
[i]Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	363,000		398,385
[i]Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	945,000		1,003,118
Government of Poland, senior bond, 2.75%, 10/25/29	Poland	7,491,000	PLN	2,049,619
Government of Russia,
senior bond, 7.25%, 5/10/34	Russia	584,523,000	RUB	8,802,017
[d]senior bond, 144A, 5.10%, 3/28/35	Russia	200,000		226,400
[i]senior note, Reg S, 5.00%, 4/29/20	Russia	400,000		408,042
[i]senior note, Reg S, 4.50%, 4/04/22	Russia	400,000		424,066
senior note, 7.40%, 7/17/24	Russia	102,212,000	RUB	1,574,419
[i]Government of Saudi Arabia, Reg S,
senior bond, 5.25%, 1/16/50	Saudi Arabia	903,000		1,166,103
senior note, 2.375%, 10/26/21	Saudi Arabia	800,000		806,906
Government of South Africa, senior bond,
5.50%, 3/09/20	South Africa	846,000		857,971
8.75%, 1/31/44	South Africa	19,160,000	ZAR	1,127,017
R186, 10.50%, 12/21/26	South Africa	36,324,317	ZAR	2,690,903
Government of Turkey,
senior bond, 7.00%, 6/05/20	Turkey	1,569,000		1,600,537
senior bond, 5.625%, 3/30/21	Turkey	203,000		205,857
senior bond, 5.75%, 5/11/47	Turkey	877,000		721,144
senior note, 6.35%, 8/10/24	Turkey	788,000		785,054
Provincia de Buenos Aires,
[h]FRN, 62.064%, (ARS Badlar + 3.83%), 5/31/22	Argentina	18,295,000	ARS	50,837
[h,i]FRN, Reg S, 57.164%, (ARS Badlar + 3.75%), 4/12/25	Argentina	3,670,000	ARS	17,338
[d]senior note, 144A, 6.50%, 2/15/23	Argentina	185,000		60,125
[i]ZAR Sovereign Capital Fund Property Ltd., senior note, Reg S, 3.903%, 6/24/20	South Africa	573,000		577,888

Total Foreign Government and Agency Securities (Cost $35,432,201)				30,088,994

Asset-Backed Securities and Commercial Mortgage-Backed Securities 2.0%
Airlines 0.0%†
Latam Airlines Pass Through Trust, 2015-1, B, secured note, 4.50%, 8/15/25	Chile	516,334		509,983

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Asset-Backed Securities and Commercial Mortgage- Backed Securities (continued)
Banks 0.0%†
[d,l]Banco Hipotecario SA, senior note, 144A, FRN,
50.417%, (ARS Badlar + 2.50%), 1/12/20	Argentina	2,594,630	ARS	$21,999
62.063%, (ARS Badlar + 4.00%), 11/07/22	Argentina	3,160,000	ARS	29,904

				51,903

Consumer Finance 0.1%
American Express Credit Account Master Trust,
[l]2017-8, A, FRN, 2.315%, (1-Month USD LIBOR + 0.12%), 5/16/22	United States	210,000		210,019
2019-1, A, 2.87%, 10/15/24	United States	115,000		118,576
Capital One Multi-Asset Execution Trust, 2019-A1, A1, 2.84%, 12/15/24	United States	165,000		169,658
Citibank Credit Card Issuance Trust, 2017-A8, A8, 1.86%, 8/08/22	United States	425,000		424,826
Discover Card Execution Note Trust,
[l]2018-A3, A3, FRN, 2.425%, (1-Month USD LIBOR + 0.23%), 12/15/23	United States	345,000		345,247
2019-A1, A1, 3.04%, 7/15/24	United States	155,000		159,952

				1,428,278

Diversified Financial Services 1.3%
[d]Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	78,722		81,260
[d]Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States	187,960		197,184
[d]AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	Cayman Islands	184,835		187,368
AmeriCredit Automobile Receivables Trust,
2018-2, D, 4.01%, 7/18/24	United States	155,000		162,234
[l]2018-3, A2B, FRN, 2.432%, (1-Month USD LIBOR + 0.25%), 1/18/22	United States	148,869		148,841
2018-3, D, 4.04%, 11/18/24	United States	205,000		215,805
[d]Ascentium Equipment Receivables Trust, 2017-2A, C, 144A, 2.87%, 8/10/22	United States	25,000		25,322
[d]Bayview Opportunity Master Fund IVA Trust, 2019-RN2, A1, 144A, 3.967%, 3/28/34	United States	86,963		87,385
[d]Bayview Opportunity Master Fund IVB Trust, 144A,
2018-RN9, A1, 4.213%, 10/29/33	United States	48,918		49,223
2019-RN1, A1, 4.09%, 2/28/34	United States	69,908		70,637
[d]Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, FRN, 4.213%, 12/16/41	United States	213,828		222,173
California Republic Auto Receivables Trust, 2018-1, D, 4.33%, 4/15/25	United States	115,000		120,357
[d,l]Carlyle Global Market Strategies CLO Ltd., 2018-2A, A1R, 144A, FRN, 3.036%, (3-Month USD LIBOR + 0.78%), 4/27/27	United States	243,104		242,858
Carmax Auto Owner Trust,
[l]2017-4, A2B, FRN, 2.325%, (1-Month USD LIBOR + 0.13%), 4/15/21	United States	16,268		16,267
2018-2, D, 3.99%, 4/15/25	United States	100,000		103,948
2018-4, D, 4.15%, 4/15/25	United States	60,000		63,093
2019-1, A3, 3.05%, 3/15/24	United States	355,000		363,657
[d]Chesapeake Funding II LLC, 144A,
[l]2017-4A, A2, FRN, 2.535%, (1-Month USD LIBOR + 0.34%), 11/15/29	Canada	109,301		109,378
2018-1A, D, 3.92%, 4/15/30	Canada	115,000		118,123
[d]CIG Auto Receivables Trust, 2017-1A, A, 144A, 2.71%, 5/15/23	United States	10,222		10,234
[d]Coinstar Funding LLC, 2017-1A, A2, 144A, 5.216%, 4/25/47	United States	239,488		248,074
[d]CoreVest American Finance Trust, 2019-2, B, 144A, 3.424%, 6/15/52	United States	100,000		105,889

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[d]CPS Auto Receivables Trust, 2018-D, C, 144A, 3.83%, 9/15/23	United States	100,000		$102,550
[d]CSMC Trust, 2018-RPL2, A1, 144A, 4.03%, 8/25/62	United States	208,490		209,548
[d,l]CVP Cascade Ltd., 2017-2A, A1R, 144A, FRN, 3.50%, (3-Month USD LIBOR + 1.20%), 7/18/26	United States	217,497		217,725
[d]Domino’s Pizza Master Issuer LLC, 2018-1A, A2II, 144A, 4.328%, 7/25/48	United States	79,000		83,980
Drive Auto Receivables Trust, 2018-1, D, 3.81%, 5/15/24	United States	220,000		224,029
[l]2018-5, A2B, FRN, 2.515%, (1-Month USD LIBOR + 0.32%), 7/15/21	United States	49,475		49,481
2018-5, D, 4.30%, 4/15/26	United States	125,000		130,036
[d]Driven Brands Funding LLC, 2018-1A, A2, 144A, 4.739%, 4/20/48	United States	59,250		64,059
[d]DT Auto Owner Trust, 144A,
2016-1A, D, 4.66%, 12/15/22	United States	110,017		110,743
2016-2A, D, 5.43%, 11/15/22	United States	171,796		174,051
2018-2A, D, 4.15%, 3/15/24	United States	90,000		93,080
2018-3A, C, 3.79%, 7/15/24	United States	120,000		122,832
[d,l]Elevation CLO Ltd., 2019-4A, AR, 144A, FRN, 3.29%, (3-Month USD LIBOR + 0.99%), 4/18/27	United States	360,378		360,554
[d]Fairstone Financial Issuance Trust I, 2019-1A, A, 144A, 3.948%, 3/21/33	Canada	150,000	CAD	114,128
[d]First Investors Auto Owner Trust, 2016-1A, D, 144A, 4.70%, 4/18/22	United States	110,000		112,250
[d]Five Guys Funding LLC, 2017-1A, A2, 144A, 4.60%, 7/25/47	United States	129,025		136,948
[d]Flagship Credit Auto Trust, 2019-2, D, 144A, 3.53%, 5/15/25	United States	165,000		170,763
[d]Ford Credit Auto Owner Trust, 2014-2, A, 144A, 2.31%, 4/15/26	United States	100,000		100,003
[d]GCAT LLC, 2018-1, A1, 144A, 3.844%, 6/25/48	United States	38,895		39,077
[d,m]GCAT Trust, 2019-RPL1, A1, 144A, FRN, 2.65%, 10/25/68	United States	185,000		186,174
[d]GLS Auto Receivables Trust, 144A,
2018-3A, B, 3.78%, 8/15/23	United States	70,000		71,439
2019-2A, C, 3.54%, 2/18/25	United States	255,000		261,400
[d,l]Gosforth Funding PLC, 2018-1A, A1, 144A, FRN, 2.582%, (3-Month USD LIBOR + 0.45%), 8/25/60	United Kingdom	146,960		147,037
[d,l]Halcyon Loan Advisors Funding Ltd., 2017-2A, A1BR, 144A, FRN, 3.436%, (3-Month USD LIBOR + 1.18%), 4/28/25	United States	168,632		168,846
[d]Hertz Vehicle Financing II LP, 2017-2A, A, 144A, 3.29%, 10/25/23	United States	100,000		102,993
[d,l]Home Partners of America Trust, 144A, FRN,
2016-2, E, 5.962%, (1-Month USD LIBOR + 3.78%), 10/17/33	United States	100,000		100,331
2016-2, F, 6.882%, (1-Month USD LIBOR + 4.70%), 10/17/33	United States	100,000		100,379
Honda Auto Receivables Owner Trust,
2017-3, A3, 1.79%, 9/20/21	United States	85,848		85,733
2019-1, A3, 2.83%, 3/20/23	United States	150,000		153,246
[d]Horizon Aircraft Finance I Ltd., 2018-1, A, 144A, 4.458%, 12/15/38	United States	248,624		260,186
[d,l]HPLY Trust, 2019-HIT, C, 144A, FRN, 3.795%, (1-Month USD LIBOR + 1.60%), 11/15/36	United States	105,000		105,219
[d,l]Jamestown CLO VII Ltd., 2017-7A, A1R, 144A, FRN, 3.106%, (3-Month USD LIBOR + 0.83%), 7/25/27	United States	250,000		249,664
[d]Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	237,047		244,498
[d]Legacy Mortgage Asset Trust, 2019-GS3, A1, 144A, 3.75%, 4/25/59	United States	125,427		128,785
[d]Marlette Funding Trust, 2019-3A, A, 144A, 2.69%, 9/17/29	United States	205,000		205,754

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[d],[l]Navistar Financial Dealer Note Master Owner Trust II, 2018-1, A, 144A, FRN, 2.896%, (1-Month USD LIBOR + 0.63%), 9/25/23	United States	60,000	$60,094
[d,l]NextGear Floorplan Master Owner Trust, 144A, FRN,
2017-1A, A1, 3.045%, (1-Month USD LIBOR + 0.85%), 4/18/22	United States	240,000	240,684
2017-2A, A1, 2.875%, (1-Month USD LIBOR + 0.68%), 10/17/22	United States	220,000	220,669
2018-1A, A1, 2.835%, (1-Month USD LIBOR + 0.64%), 2/15/23	United States	500,000	500,935
Nissan Auto Receivables Owner Trust,
2016-C, A3, 1.18%, 1/15/21	United States	18,460	18,420
[l]2017-C, A2B, FRN, 2.265%, (1-Month USD LIBOR + 0.07%), 10/15/20	United States	42,497	42,496
2018-A, A3, 2.65%, 5/16/22	United States	250,000	251,614
[l]2018-C, A2B, FRN, 2.365%, (1-Month USD LIBOR + 0.17%), 10/15/21	United States	311,215	311,376
[d]OneMain Financial Issuance Trust, 144A,
2015-3A, B, 4.16%, 11/20/28	United States	155,000	159,980
2016-2A, B, 5.94%, 3/20/28	United States	110,460	110,803
[d]Oxford Finance Funding LLC, 2019-1A, A2, 144A, 4.459%, 2/15/27	United States	50,000	51,619
[d]Planet Fitness Master Issuer LLC, 2018-1A, A2I, 144A, 4.262%, 9/05/48	United States	168,725	173,694
[d]Progress Residential Trust, 2019-SFR1, E, 144A, 4.466%, 8/17/35	United States	115,000	120,602
[d]RCO V Mortgage LLC, 2019-1, A1, 144A, 3.721%, 5/24/24	United States	180,237	181,715
[d]RMAT LP, 2018-NPL1, A1, 144A, 4.09%, 5/25/48	United States	84,908	85,697
Santander Drive Auto Receivables Trust,
2018-2, D, 3.88%, 2/15/24	United States	275,000	282,779
2018-3, D, 4.07%, 8/15/24	United States	210,000	217,536
[l]2018-5, A2B, FRN, 2.425%, (1-Month USD LIBOR + 0.23%), 7/15/21	United States	97,269	97,270
2018-5, C, 3.81%, 12/16/24	United States	150,000	153,147
2019-2, D, 3.22%, 7/15/25	United States	210,000	215,357
[d]SCF Equipment Leasing LLC, 2018-1A, C, 144A, 4.21%, 4/20/27	United States	255,000	270,916
[d]Shenton Aircraft Investment I Ltd., 2015-1A, A, 144A, 4.75%, 10/15/42	United States	98,915	101,629
[d]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	247,000	253,803
[l]SLM Private Credit Student Loan Trust, FRN,
2003-B, A3, 5.39%, (28-Day T-Bill), 3/15/33	United States	300,000	299,280
2003-B, A4, 5.39%, (28-Day T-Bill), 3/15/33	United States	50,000	49,895
[d,l]SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN, 2.945%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	99,611	99,132
[d]Sofi Consumer Loan Program Trust, 2018-2, A2, 144A, 3.35%, 4/26/27	United States	155,000	156,467
[d]Sofi Professional Loan Program LLC, 2016-A, B, 144A, 3.57%, 1/26/38	United States	77,658	78,366
[d]Sprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	Cayman Islands	177,786	183,040
[d]Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	124,375	131,546
[d,l]Staniford Street CLO Ltd., 2017-1A, AR, 144A, FRN, 3.59%, (3-Month USD LIBOR + 1.18%), 6/15/25	United States	149,812	149,931
[d,l]Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 6.345%, (1-Month USD LIBOR + 4.15%), 11/15/27	United States	200,000	166,213

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage- Backed Securities (continued)
Diversified Financial Services (continued)
[d]TAL Advantage V LLC, 2013-2A, A, 144A, 3.55%, 11/20/38	United States	42,500	$42,912
[d,m]Towd Point Mortgage Trust, 2015-2, 1A13, 144A, FRN, 2.50%, 11/25/60	United States	102,725	102,877
Toyota Auto Receivables Owner Trust, 2016-C, A3, 1.14%, 8/17/20	United States	4,818	4,814
[l]2017-D, A2B, FRN, 2.245%, (1-Month USD LIBOR + 0.05%), 8/17/20	United States	25,143	25,143
[d]United Auto Credit Securitization Trust, 2019-1, C, 144A, 3.16%, 8/12/24	United States	155,000	156,087
[d,l]Venture XII CLO Ltd., 2018-12A, ARR, 144A, FRN, 2.944%, (3-Month USD LIBOR + 0.80%), 2/28/26	United States	224,711	224,054
[d]Vericrest Opportunity Loan Trust, 2019-NPL3, A1, 144A, 3.967%, 3/25/49	United States	116,810	118,027
[d,l]Verizon Owner Trust, 144A, FRN,
2017-3A, A1B, 2.442%, (1-Month USD LIBOR + 0.27%), 4/20/22	United States	295,000	295,501
2018-1A, A1B, 2.432%, (1-Month USD LIBOR + 0.26%), 9/20/22	United States	175,000	175,072
[d]Veros Automobile Receivables Trust, 2017-1, A, 144A, 2.84%, 4/17/23	United States	6,476	6,475
[d]VOLT LXX LLC, 2018-NPL6, A1A, 144A, 4.115%, 9/25/48	United States	91,517	92,096
[d]VOLT LXXII LLC, 2018-NPL8, A1A, 144A, 4.213%, 10/26/48	United States	433,124	436,700
[d]VOLT LXXV LLC, 2019-NPL1, A1A, 144A, 4.336%, 1/25/49	United States	165,994	167,658
[d]Westlake Automobile Receivables Trust, 144A,
2018-1A, D, 3.41%, 5/15/23	United States	60,000	60,730
2018-2A, D, 4.00%, 1/16/24	United States	50,000	51,240
[l]2018-3A, A2B, FRN, 2.545%, (1-Month USD LIBOR + 0.35%), 1/18/22	United States	202,100	202,027

			15,734,949

Equity Real Estate Investment Trusts (REITs) 0.1%
[d]American Homes 4 Rent, 144A,
2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	281,874
2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	114,032
2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	232,363
[d]Colony American Finance Ltd., 2015-1, D, 144A, 5.649%, 10/15/47	United States	115,000	119,111
[d]Diamond Resorts Owner Trust, 144A,
2017-1A, C, 6.07%, 10/22/29	United States	38,017	39,213
2018-1, C, 4.53%, 1/21/31	United States	102,114	104,973
2019-1A, B, 3.53%, 2/20/32	United States	105,000	105,603
[d]Oak Hill Advisors Residential Loan Trust, 2017-NPL2, A1, 144A, 3.00%, 7/25/57	United States	19,522	19,512

			1,016,681

Mortgage Real Estate Investment Trusts (REITs) 0.5%
[d],mAjax Mortgage Loan Trust, 2017-B, A, 144A, FRN, 3.163%, 9/25/56	United States	109,467	110,336
American Home Mortgage Investment Trust, FRN,
[m]2004-2, 5A, 5.50%, 2/25/44	United States	8,236	8,463
[l]2006-1, 11A1, 2.425%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	239,726	228,220
[m]ARM Trust, 2005-1, 3A1, FRN, 4.346%, 5/25/35	United States	69,980	72,003
Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	6,746	7,209

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Banc of America Funding Trust,
2005-5, 1A1, 5.50%, 9/25/35	United States	9,748		$10,815
2007-4, 5A1, 5.50%, 11/25/34	United States	108,627		110,199
[m]Banc of America Mortgage Trust, FRN,
2005-A, 2A1, 4.475%, 2/25/35	United States	5,865		5,945
2005-I, 4A1, 3.843%, 10/25/35	United States	68,795		66,777
BCAP LLC Trust, 2007-AA2, 22A1, 6.00%, 3/25/22	United States	57,051		56,907
[d,m]CCRESG Commercial Mortgage Trust, 2016-HEAT, D, 144A, FRN, 5.671%, 4/10/29	United States	100,000		102,481
Citigroup Mortgage Loan Trust,
[m]2005-3, 2A3, FRN, 4.806%, 8/25/35	United States	41,006		40,738
[d,m]2009-10, 6A2, 144A, FRN, 4.606%, 9/25/34	United States	29,284		30,073
[d,m]2018-A, A1, 144A, FRN, 4.00%, 1/25/68	United States	95,918		96,434
[d]2018-C, A1, 144A, 4.125%, 3/25/59	United States	157,654		159,301
[d,m]2019-B, A1, 144A, FRN, 3.258%, 4/25/66	United States	113,559		113,943
Countrywide Alternative Loan Trust,
2003-22CB, 1A1, 5.75%, 12/25/33	United States	45,642		47,905
2004-16CB, 1A1, 5.50%, 7/25/34	United States	30,171		31,779
2004-16CB, 3A1, 5.50%, 8/25/34	United States	30,275		31,849
2004-28CB, 5A1, 5.75%, 1/25/35	United States	4,996		5,154
2004-J3, 1A1, 5.50%, 4/25/34	United States	26,318		27,252
2004-J10, 2CB1, 6.00%, 9/25/34	United States	83,797		90,824
2005-J1, 2A1, 5.50%, 2/25/25	United States	4,546		4,691
[m]Countrywide Home Loans Mortgage Pass-Through Trust, FRN,
2004-12, 8A1, 4.607%, 8/25/34	United States	5,889		5,878
2004-HYB4, 2A1, 4.182%, 9/20/34	United States	64,984		64,351
Credit Suisse First Boston Mortgage Securities Corp.,
2003-27, 4A4, 5.75%, 11/25/33	United States	19,140		20,227
[m]2003-AR26, 7A1, FRN, 4.381%, 11/25/33	United States	6,196		6,393
[m]2003-AR28, 4A1, FRN, 4.536%, 12/25/33	United States	2,962		3,036
[d]CSMC OA LLC, 2014-USA, E, 144A, 4.373%, 9/15/37	United States	400,000		384,739
[l]Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4, 7AR1, FRN, 2.495%, (1-Month USD LIBOR + 0.35%), 6/25/34	United States	60,775		60,148
[l]DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 2.512%, (1- Month USD LIBOR + 0.33%), 9/19/45	United States	43,882		36,352
[i,l]Dukinfield II PLC, 2016-2, A, FRN, Reg S, 2.034%, (3-Month GBP LIBOR + 1.25%), 12/20/52	United Kingdom	168,404	GBP	206,745
[i,l]Eurosail-UK PLC, 2007-2X, A3C, FRN, Reg S, 0.939%, (3-Month GBP LIBOR + 0.15%), 3/13/45	United Kingdom	46,883	GBP	55,897
[l]FHLMC Structured Agency Credit Risk Debt Notes, FRN,
2015-DNA1, M2, 3.995%, (1-Month USD LIBOR + 1.85%), 10/25/27	United States	148,102		149,289
2015-DNA1, M3, 5.445%, (1-Month USD LIBOR + 3.30%), 10/25/27	United States	250,000		264,263
[m]GMACM Mortgage Loan Trust, 2005-AR1, 3A, FRN, 4.715%, 3/18/35	United States	66,217		68,639
[d,m]GS Mortgage Securities Trust, 2011-GC5, D, 144A, FRN, 5.557%, 8/10/44	United States	195,000		193,307
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	9,233		9,335
[m]2005-AR6, 4A5, FRN, 4.583%, 9/25/35	United States	64,146		65,695
[l]Harborview Mortgage Loan Trust, FRN,
2003-2, 1A, 2.922%, (1-Month USD LIBOR + 0.74%), 10/19/33	United States	51,863		51,045
2004-11, 2A2A, 2.822%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	103,082		100,561

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
IndyMac Index Mortgage Loan Trust, FRN,
[m]2004-AR6, 4A, 4.714%, 10/25/34	United States	150,428		$153,417
[l]2004-AR7, A5, 3.365%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	51,623		48,930
[m]2005-AR11, A3, 3.882%, 8/25/35	United States	59,216		53,815
[l]2006-AR2, 2A1, 2.355%, (1-Month USD LIBOR + 0.21%), 2/25/46	United States	250,546		215,858
[d,l]Invitation Homes Trust, 144A, FRN,
2018-SFR1, E, 4.182%, (1-Month USD LIBOR + 2.00%), 3/17/37	United States	99,986		100,166
2018-SFR2, E, 4.195%, (1-Month USD LIBOR + 2.00%), 6/17/37	United States	200,000		200,346
[m]JP Morgan Chase Commercial Mortgage Securities Trust, 2007-LDPX, AM, FRN, 5.464%, 1/15/49	United States	5,784		5,772
JP Morgan Mortgage Trust,
[m]2003-A2, 3A1, FRN, 4.282%, 11/25/33	United States	8,293		8,556
2004-S1, 2A1, 6.00%, 9/25/34	United States	101,584		109,846
[m]2005-A1, 6T1, FRN, 4.722%, 2/25/35	United States	12,713		12,857
[m]2005-A3, 4A1, FRN, 4.901%, 6/25/35	United States	2,915		3,017
[m]2007-A1, 4A2, FRN, 4.66%, 7/25/35	United States	3,875		4,035
[l]Lehman XS Trust Series, 2006-2N, 1A1, FRN, 2.405%, (1-Month USD LIBOR + 0.26%), 2/25/46	United States	46,641		43,296
[i,l]Ludgate Funding PLC, FRN, Reg S,
2007-1, A2B, 0.665%, (3-Month EURIBOR + 0.16%), 1/01/61	United Kingdom	30,111	EUR	31,530
2008-W1X, A1, 1.38%, (3-Month GBP LIBOR + 0.60%), 1/01/61	United Kingdom	136,485	GBP	161,614
[m]MASTR Adjustable Rate Mortgages Trust, 2004-7, 3A1, FRN, 4.424%, 7/25/34	United States	30,068		30,022
MASTR Alternative Loan Trust,
2004-2, 8A4, 5.50%, 3/25/34	United States	170,300		176,371
2004-8, 2A1, 6.00%, 9/25/34	United States	55,052		59,598
[m]Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 4.377%, 5/25/36	United States	5,320		5,449
[d,m]Morgan Stanley Capital I Trust, 2011-C2, E, 144A, FRN, 5.671%, 6/15/44	United States	150,000		149,047
[i,l]Newgate Funding PLC, 2007-3X, A2B, FRN, Reg S, 0.282%, (3-Month EURIBOR + 0.60%), 12/15/50	United Kingdom	63,812	EUR	68,136
[d]PRPM LLC, 144A,
2017-2A, A1, 3.47%, 9/25/22	United States	136,132		136,745
2017-2A, A2, 5.00%, 9/25/22	United States	100,000		100,591
[m]2017-3A, A1, FRN, 3.47%, 11/25/22	United States	68,791		69,012
Residential Asset Securitization Trust, 2003-A9, A2, 4.00%, 8/25/33	United States	123,550		124,405
[m]RFMSI Trust, FRN,
2005-SA1, 1A1, 4.986%, 3/25/35	United States	106,492		79,572
2006-SA2, 3A1, 5.301%, 8/25/36	United States	108,648		102,282
[i,l]RMAC Securities PLC, 2006-NS1X, A2C, FRN, Reg S, 0.229%, (3-Month EURIBOR + 0.15%), 6/12/44	United Kingdom	42,084	EUR	44,627
Structured ARM Loan Trust, FRN,
[m]2004-12, 7A3, 4.357%, 9/25/34	United States	8,556		8,720
[l]2005-14, A1, 2.455%, (1-Month USD LIBOR + 0.31%), 7/25/35	United States	270,106		217,365
Structured Asset Securities Corp. Trust, 2005-1, 7A7, 5.50%, 2/25/35	United States	10,539		10,841

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[m]Wells Fargo Bank, N.A., Adjustable Rate Mortgage Trust, 2004-4, 3A1, FRN, 4.241%, 3/25/35	United States	31,451	$31,922
Wells Fargo Mortgage Backed Securities Trust,
[m]2003-M, A1, FRN, 4.90%, 12/25/33	United States	16,603	17,298
[m]2004-I, 2A1, FRN, 5.065%, 7/25/34	United States	73,523	76,632
[m]2004-O, A1, FRN, 4.878%, 8/25/34	United States	5,997	6,190
2005-16, A18, 6.00%, 12/25/35	United States	3,135	3,222
[m]2005-AR10, 2A4, FRN, 4.983%, 5/01/35	United States	8,096	8,463
[m]2005-AR12, 2A5, FRN, 5.013%, 6/25/35	United States	24,255	25,255
[m]2005-AR2, 3A1, FRN, 5.14%, 3/25/35	United States	27,188	28,078
2006-3, A11, 5.50%, 3/25/36	United States	31,051	31,773
[m]WF-RBS Commercial Mortgage Trust, FRN,
[d]2011-C2, D, 144A, 5.839%, 2/15/44	United States	35,000	35,822
[d]2011-C3, D, 144A, 5.856%, 3/15/44	United States	90,000	77,879
[d]2012-C6, D, 144A, 5.768%, 4/15/45	United States	150,000	157,985
2012-C7, C, 4.969%, 6/15/45	United States	25,000	25,775
[d]2012-C7, E, 144A, 4.969%, 6/15/45	United States	75,000	62,869

			6,330,199

Total Asset-Backed Securities and Commercial Mortgage- Backed Securities (Cost $24,760,767)			25,071,993

Municipal Bonds in Reorganization 0.6% Puerto Rico 0.6%
[k]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/39	United States	1,115,000	719,175
5.00%, 7/01/41	United States	1,000,000	630,000
[k]Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	4,700,000	2,614,375
[k]Puerto Rico Electric Power Authority Power Revenue,
A-RSA-1, 5.00%, 7/01/42	United States	775,000	620,000
TT-RSA-1, 5.00%, 7/01/32	United States	382,000	305,600
TT-RSA-1, 5.00%, 7/01/37	United States	865,000	692,000
WW-RSA-1, 5.25%, 7/01/33	United States	20,000	16,050
WW-RSA-1, 5.50%, 7/01/38	United States	194,000	155,685
[a]XX, 5.25%, 7/01/40	United States	2,180,000	1,749,450

Total Municipal Bonds in Reorganization (Cost $6,854,645)			7,502,335

	Number of Contracts	Notional Amount#

Options Purchased 0.1%

Calls – Exchange-Traded 0.0%†
Benefitfocus Inc., November Strike Price $40.00, Expires 11/15/19	1	100	22
Boingo Wireless Inc., November Strike Price $21.00, Expires 11/15/19	43	4,300	1,720
Carbonite Inc., September Strike Price $30.00, Expires 9/20/19	41	4,100	41
Clovis Oncology Inc., September Strike Price $7.00, Expires 9/20/19	78	7,800	780

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Purchased (continued)

Calls – Exchange-Traded (continued)
DJ EURO STOXX 50 Index, December Strike Price 3,700.00 EUR, Expires 12/20/19	110	1,100		$16,200
DJ EURO STOXX Banks, December Strike Price 105.00 EUR, Expires 12/20/19	200	10,000		550
DJ EURO STOXX Banks, December Strike Price 115.00 EUR, Expires 12/20/19	600	30,000		1,649
DJ EURO STOXX Banks, December Strike Price 120.00 EUR, Expires 12/20/19	137	6,850		376
Evolent Health Inc., A, December Strike Price $12.50, Expires 12/20/19	54	5,400		1,755
The Greenbrier Cos. Inc., November Strike Price $35.00, Expires 11/15/19	35	3,500		700
Infinera Corp., October Strike Price $4.00, Expires 10/18/19	123	12,300		17,220
Nutanix Inc., A, October Strike Price $30.00, Expires 10/18/19	87	8,700		3,915
Nutanix Inc., A, October Strike Price $37.50, Expires 10/18/19	35	3,500		525
Occidental Petroleum Corp., November Strike Price $50.00, Expires 11/15/19	108	10,800		4,752
Occidental Petroleum Corp., November Strike Price $52.50, Expires 11/15/19	217	21,700		5,425
Occidental Petroleum Corp., January Strike Price $47.50, Expires 1/17/20	108	10,800		13,500
Symantec Corp., September Strike Price $25.00, Expires 9/20/19	1,042	104,200		14,588
Synaptics Inc., December Strike Price $40.00, Expires 12/20/19	3	300		240
Team Inc., December Strike Price $20.00, Expires 12/20/19	77	7,700		3,657
T-Mobile U.S. Inc., September Strike Price $85.00, Expires 9/20/19	88	8,800		1,056
Vishay Intertechnology Inc., December Strike Price $20.00, Expires 12/20/19	154	15,400		3,465
Vodafone Group PLC, January Strike Price 155.00 GBP, Expires 1/17/20	974	974,000		97,776
Vodafone Group PLC, September Strike Price 135.00 GBP, Expires 9/20/19	368	368,000		91,795
Vodafone Group PLC, ADR, January Strike Price $18.00, Expires 1/17/20	412	41,200		67,156
				348,863

Calls - Over-the-Counter 0.0%†

Currency Options 0.0%†
EUR/USD, Counterparty JPHQ, September Strike Price $1.17, Expires 9/12/19	1	4,000,000	EUR	1
USD/HKD, Counterparty JPHQ, September Strike Price 7.95 HKD, Expires 9/16/19	1	2,000,000		161
USD/HKD, Counterparty JPHQ, September Strike Price 7.95 HKD, Expires 9/18/19	1	3,000,000		356
USD/HKD, Counterparty JPHQ, September Strike Price 7.95 HKD, Expires 9/19/19	1	2,000,000		275
USD/HKD, Counterparty JPHQ, January Strike Price 7.98 HKD, Expires 1/20/20	1	2,000,000		5,649
USD/ILS, Counterparty JPHQ, September Strike Price 3.70 ILS, Expires 9/12/19	1	750,000		13
USD/ILS, Counterparty JPHQ, September Strike Price 3.68 ILS, Expires 9/23/19	1	1,050,000		166
USD/TRY, Counterparty JPHQ, October Strike Price 10.00 TRY, Expires 10/10/19	1	100,000		1

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Calls - Over-the-Counter (continued)

Currency Options (continued)
USD/TRY, Counterparty JPHQ, October Strike Price 7.50 TRY, Expires 10/17/19	1	250,000	$151

			6,773

Puts – Exchange-Traded 0.1%
Allergan PLC, September Strike Price $140.00, Expires 9/20/19	109	10,900	3,815
Allergan PLC, January Strike Price $140.00, Expires 1/17/20	162	16,200	62,694
DJ EURO STOXX 50 Index, October Strike Price 3,200.00 EUR, Expires 10/18/19	116	1,160	34,422
Edison International, October Strike Price $55.00, Expires 10/18/19	127	12,700	5,080
Invesco QQQ Series 1 ETF, September Strike Price $179.00, Expires 9/20/19	904	90,400	127,464
The Medicines Co., January Strike Price $20.00, Expires 1/17/20	41	4,100	7,585
Raytheon Co., November Strike Price $180.00, Expires 11/15/19	15	1,500	8,835
Raytheon Co., January Strike Price $175.00, Expires 1/17/20	14	1,400	10,430
S&P 500 Index, September Strike Price $2,700.00, Expires 9/20/19	144	14,400	105,840
S&P 500 Index, September Strike Price $2,725.00, Expires 9/20/19	43	4,300	39,001
S&P 500 Index, September Strike Price $2,750.00, Expires 9/20/19	15	1,500	14,325
S&P 500 Index, October Strike Price $2,750.00, Expires 10/18/19	74	7,400	214,674
STOXX Europe 600 Food & Beverage Index, December Strike
Price 740.00 EUR, Expires 12/20/19	100	5,000	28,026

			662,191

Puts - Over-the-Counter 0.0%†

Currency Options 0.0%†
USD/TRY, Counterparty JPHQ, October Strike Price 6.00 TRY, Expires 10/10/19	1	1,000,000	31,659

Total Options Purchased (Cost $1,641,142)			1,049,486

Total Investments before Short Term Investments (Cost $657,579,154)			762,192,014

	Country	Principal Amount*

Short Term Investments 30.3%

Convertible Bonds 0.2%
Aerospace & Defense 0.1%
Arconic Inc., senior note, 1.625%, 10/15/19	United States	864,000	864,071

Interactive Media & Services 0.1%
Twitter Inc., senior note, 0.25%, 9/15/19	United States	1,742,000	1,744,776

Total Convertible Bonds (Cost $2,604,515)			2,608,847

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Short Term Investments (continued)

Corporate Bonds and Notes (Cost $557,969) 0.0%†
Banks 0.0%†
[d]ICBC Standard Bank PLC, G, senior note, 144A, zero cpn., 10/18/19	United Kingdom	14,841,000	UAH	$580,113

Credit-Linked Notes 0.5%
Citigroup Global Markets Holdings Inc., senior note,
[d](Arab Republic of Egypt), 144A, zero cpn., 9/19/19	Egypt	16,538,072	EGP	990,696
(The Federal Republic of Nigeria), zero cpn., 10/15/19	Nigeria	326,632,848	NGN	888,308
[d](Ukraine), 144A, zero cpn., 10/21/19	Ukraine	25,300,615	UAH	987,112
[d](The Federal Republic of Nigeria), 144A, zero cpn., 10/28/19	Nigeria	310,802,751	NGN	841,114
[d](The Federal Republic of Nigeria), 144A, zero cpn., 12/03/19	Nigeria	194,077,440	NGN	518,878
[d](Arab Republic of Egypt), 144A, zero cpn., 1/09/20	Egypt	17,430,185	EGP	993,794
Goldman Sachs International, senior note, (Nigeria OMO Bill),zero cpn., 9/30/19	Nigeria	166,466,000	NGN	454,740
[d]HSBC Bank PLC, (Egypt Treasury Bill), 144A, zero cpn., 11/07/19	Egypt	15,550,000	EGP	912,705
[d]JPMorgan Chase Bank NA, senior note, (Egypt Treasury Bill), 144A, zero cpn., 7/09/20	Egypt	8,316,000	EGP	437,768

Total Credit-Linked Notes (Cost $6,947,981)				7,025,115

		Shares

Money Market Funds 25.4%
[n,o]Dreyfus Government Cash Management, Institutional, 2.01%	United States	18,920,575		18,920,575
[n]Fidelity Investments Money Market Government Portfolio, Institutional, 2.00%	United States	299,664,464		299,664,464

Total Money Market Funds (Cost $318,585,039)				318,585,039

		Principal Amount*

Repurchase Agreements (Cost $17,335,753) 1.4%
[p]Joint Repurchase Agreement, 2.146%, 9/03/19 (Maturity Value $17,339,887)	United States	17,335,753		17,335,753

BNP Paribas Securities Corp. (Maturity Value $10,622,415)
Deutsche Bank Securities Inc. (Maturity Value $4,592,989)
HSBC Securities (USA) Inc. (Maturity Value $2,124,483)
Collateralized by U.S. Government Agency Securities, 0.00% - 3.00%,
9/15/26 - 2/20/47; and U.S. Treasury Notes, 1.50% - 3.125%,
5/15/21 - 4/30/24; (valued at $17,692,547)
		Shares
Investments from Cash Collateral Received for Loaned Securities 0.7%
Money Market Funds 0.6%
[n,q]Institutional Fiduciary Trust Money Market Portfolio, 1.85%	United States	6,980,000		6,980,000

		Principal Amount*
Repurchase Agreements 0.1%
[p]Joint Repurchase Agreement, 2.16%, 9/03/19 (Maturity Value $1,745,922)	United States	1,745,503		1,745,503

J.P. Morgan Securities LLC
Collateralized by a U.S. Government Agency Obligation,
2.25%, 4/30/24, (valued at $1,767,699)

Total Investments from Cash Collateral Received for Loaned Securities (Cost $8,725,503)				8,725,503

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Short Term Investments (continued)

U.S. Government and Agency Securities 2.1%
[r]U.S. Treasury Bill,
[a]12/05/19	United States	14,395,000	$14,324,717
2/20/20 - 8/13/20	United States	11,875,000	11,728,834

Total U.S. Government and Agency Securities (Cost $26,040,783)			26,053,551

Total Investments (Cost $1,038,376,697) 91.0%			1,143,105,935
Options Written (0.1)%			(632,146)
Securities Sold Short (14.6)%			(183,424,752)
Other Assets, less Liabilities 23.7%			297,288,746

Net Assets 100.0%			$1,256,337,783

	Number of Contracts	Notional Amount#
Options Written (0.1)%

Calls – Exchange-Traded (0.1)%
AbbVie Inc., October Strike Price $75.00, Expires 10/18/19	1	100	(13)
AbbVie Inc., November Strike Price $70.00, Expires 11/15/19	1	100	(113)
Accenture PLC, A, September Strike Price $200.00, Expires 9/20/19	1	100	(285)
Aflac Inc., September Strike Price $55.00, Expires 9/20/19	3	300	(13)
Aflac Inc., November Strike Price $55.00, Expires 11/15/19	3	300	(105)
Altria Group Inc., September Strike Price $50.00, Expires 9/20/19	3	300	(15)
Altria Group Inc., December Strike Price $50.00, Expires 12/20/19	3	300	(165)
AmerisourceBergen Corp., A, September Strike Price $92.50, Expires 9/20/19	1	100	(15)
AmerisourceBergen Corp., A, November Strike Price $92.50, Expires 11/15/19	1	100	(132)
AmerisourceBergen Corp., A, November Strike Price $95.00, Expires 11/15/19	1	100	(87)
Amgen Inc., September Strike Price $210.00, Expires 9/20/19	1	100	(365)
Automatic Data Processing Inc., November Strike Price $180.00, Expires 11/15/19	1	100	(265)
Booz Allen Hamilton Holding Corp., A, September Strike Price $70.00, Expires 9/20/19	1	100	(580)
Booz Allen Hamilton Holding Corp., A, September Strike Price $75.00, Expires 9/20/19	1	100	(176)
Bristol-Myers Squibb Co., September Strike Price $49.00, Expires 9/20/19	2	200	(120)
Bristol-Myers Squibb Co., December Strike Price $49.00, Expires 12/20/19	2	200	(440)
Bristol-Myers Squibb Co., December Strike Price $50.00, Expires 12/20/19	2	200	(322)
Caterpillar Inc., September Strike Price $120.00, Expires 9/20/19	1	100	(242)
Caterpillar Inc., October Strike Price $125.00, Expires 10/18/19	1	100	(215)
CDW Corp., September Strike Price $120.00, Expires 9/20/19	1	100	(70)
Cisco Systems Inc., September Strike Price $50.00, Expires 9/20/19	2	200	(24)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Calls – Exchange-Traded (continued)
Cisco Systems Inc., October Strike Price $52.50, Expires 10/18/19	2	200	$(30)
Citigroup Inc., September Strike Price $65.00, Expires 9/20/19	1	100	(135)
Citigroup Inc., October Strike Price $67.50, Expires 10/18/19	1	100	(127)
Comcast Corp., A, September Strike Price $45.00, Expires 9/20/19	4	400	(228)
Comcast Corp., A, October Strike Price $45.00, Expires 10/18/19	4	400	(416)
CoreCivic Inc., September Strike Price $19.00, Expires 9/20/19	16	1,600	(160)
Cummins Inc., September Strike Price $155.00, Expires 9/20/19	1	100	(135)
CVR Energy Inc., September Strike Price $45.00, Expires 9/20/19	8	800	(64)
Darden Restaurants Inc., October Strike Price $130.00, Expires 10/18/19	1	100	(147)
Darden Restaurants Inc., October Strike Price $135.00, Expires 10/18/19	1	100	(75)
DJ EURO STOXX 50 Index, December Strike Price 3,750.00 EUR, Expires 12/20/19	110	1,100	(8,946)
DJ EURO STOXX Banks, December Strike Price 125.00 EUR, Expires 12/20/19	937	46,850	(2,575)
Eaton Corp. PLC, September Strike Price $80.00, Expires 9/20/19	1	100	(210)
Eaton Corp. PLC, October Strike Price $87.50, Expires 10/18/19	1	100	(43)
Eaton Corp. PLC, October Strike Price $90.00, Expires 10/18/19	1	100	(15)
Fidelity National Financial Inc., September Strike Price $43.00, Expires 9/20/19	1	100	(120)
Fidelity National Financial Inc., September Strike Price $44.00, Expires 9/20/19	2	200	(140)
Fidelity National Financial Inc., September Strike Price $45.00, Expires 9/20/19	2	200	(70)
FirstEnergy Corp., October Strike Price $46.00, Expires 10/18/19	2	200	(240)
FirstEnergy Corp., October Strike Price $47.00, Expires 10/18/19	2	200	(148)
General Mills Inc., September Strike Price $57.50, Expires 9/20/19	2	200	(62)
General Mills Inc., October Strike Price $57.50, Expires 10/18/19	4	400	(232)
The GEO Group Inc., September Strike Price $19.00, Expires 9/20/19	7	700	(77)
The GEO Group Inc., September Strike Price $20.00, Expires 9/20/19	7	700	(35)
Gilead Sciences Inc., September Strike Price $67.50, Expires 9/20/19	1	100	(14)
Gilead Sciences Inc., October Strike Price $67.50, Expires 10/18/19	1	100	(60)
Gilead Sciences Inc., November Strike Price $70.00, Expires 11/15/19	1	100	(77)
H&R Block Inc., October Strike Price $30.00, Expires 10/18/19	13	1,300	(13)
Hewlett Packard Enterprise Co., September Strike Price $14.00, Expires 9/20/19	19	1,900	(513)
HP Inc., September Strike Price $20.00, Expires 9/20/19	6	600	(12)
HP Inc., November Strike Price $21.00, Expires 11/15/19	6	600	(66)
Intel Corp., September Strike Price $50.00, Expires 9/20/19	2	200	(54)
Intel Corp., October Strike Price $49.00, Expires 10/18/19	2	200	(224)
Intel Corp., November Strike Price $50.00, Expires 11/15/19	2	200	(278)
Iron Mountain Inc., September Strike Price $32.50, Expires 9/20/19	3	300	(60)
Iron Mountain Inc., December Strike Price $35.00, Expires 12/20/19	3	300	(90)
Johnson & Johnson, November Strike Price $140.00, Expires 11/15/19	1	100	(85)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Calls – Exchange-Traded (continued)
JPMorgan Chase & Co., October Strike Price $115.00, Expires 10/18/19	1	100	$ (123)
Lamar Advertising Co., A, September Strike Price $80.00, Expires 9/20/19	2	200	(55)
Lamar Advertising Co., A, October Strike Price $87.50, Expires 10/18/19	2	200	(30)
Leidos Holdings Inc., November Strike Price $85.00, Expires 11/15/19	2	200	(1,080)
Leidos Holdings Inc., November Strike Price $90.00, Expires 11/15/19	2	200	(560)
LyondellBasell Industries NV, A, December Strike Price $80.00, Expires 12/20/19	1	100	(295)
Medtronic PLC, November Strike Price $110.00, Expires 11/15/19	1	100	(233)
Merck & Co. Inc., September Strike Price $87.50, Expires 9/20/19	1	100	(81)
Merck & Co. Inc., October Strike Price $90.00, Expires 10/18/19	2	200	(146)
MetLife Inc., September Strike Price $47.50, Expires 9/20/19	4	400	(36)
MetLife Inc., December Strike Price $50.00, Expires 12/20/19	4	400	(172)
Nexstar Media Group Inc., A, September Strike Price $100.00, Expires 9/20/19	2	200	(640)
Omnicom Group Inc., October Strike Price $80.00, Expires 10/18/19	1	100	(80)
Omnicom Group Inc., October Strike Price $85.00, Expires 10/18/19	1	100	(18)
Omnicom Group Inc., October Strike Price $87.50, Expires 10/18/19	1	100	(13)
Oracle Corp., September Strike Price $57.50, Expires 9/20/19	6	600	(66)
PACCAR Inc., November Strike Price $70.00, Expires 11/15/19	5	500	(800)
Paychex Inc., September Strike Price $85.00, Expires 9/20/19	1	100	(30)
Paychex Inc., September Strike Price $90.00, Expires 9/20/19	1	100	(5)
Paychex Inc., December Strike Price $87.50, Expires 12/20/19	1	100	(123)
Philip Morris International Inc., September Strike Price $90.00, Expires 9/20/19	2	200	(14)
Philip Morris International Inc., December Strike Price $92.50, Expires 12/20/19	2	200	(31)
Plains GP Holdings LP, A, September Strike Price $24.00, Expires 9/20/19	8	800	(40)
PPL Corp., October Strike Price $31.00, Expires 10/18/19	6	600	(72)
Principal Financial Group Inc., October Strike Price $65.00, Expires 10/18/19	6	600	(60)
Prudential Financial Inc., September Strike Price $110.00, Expires 9/20/19	2	200	(14)
PulteGroup Inc., October Strike Price $35.00, Expires 10/18/19	7	700	(508)
Sinclair Broadcast Group Inc., A, September Strike Price $48.00, Expires 9/20/19	4	400	(900)
Sinclair Broadcast Group Inc., A, September Strike Price $60.00, Expires 9/20/19	4	400	(20)
The Southern Co., September Strike Price $60.00, Expires 9/20/19	1	100	(24)
Southwest Airlines Co., September Strike Price $55.00, Expires 9/20/19	3	300	(90)
Starbucks Corp., September Strike Price $95.00, Expires 9/20/19	1	100	(295)
Starbucks Corp., September Strike Price $100.00, Expires 9/20/19	1	100	(54)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Written (continued)

Calls – Exchange-Traded (continued)
Starbucks Corp., November Strike Price $105.00, Expires 11/15/19	1	100		$(118)
STOXX Europe 600 Food & Beverage Index, December Strike Price 740.00 EUR, Expires 12/20/19	100	5,000		(415,989)
Target Corp., September Strike Price $90.00, Expires 9/20/19	1	100		(1,720)
Target Corp., September Strike Price $95.00, Expires 9/20/19	1	100		(1,218)
Target Corp., October Strike Price $95.00, Expires 10/18/19	1	100		(1,288)
Verizon Communications Inc., September Strike Price $60.00, Expires 9/20/19	1	100		(21)
Verizon Communications Inc., October Strike Price $60.00, Expires 10/18/19	4	400		(236)
Walgreens Boots Alliance Inc., September Strike Price $55.00, Expires 9/20/19	2	200		(24)
Walgreens Boots Alliance Inc., October Strike Price $57.50, Expires 10/18/19	2	200		(58)
Walgreens Boots Alliance Inc., October Strike Price $60.00, Expires 10/18/19	2	200		(22)
Waste Management Inc., October Strike Price $125.00, Expires 10/18/19	1	100		(61)

				(447,201)

Calls - Over-the-Counter (0.0)%†

Currency Options (0.0)%†
GBP/USD, Counterparty JPHQ, October Strike Price $1.43, Expires 10/07/19	1	1,250,000	GBP	(40)
USD/HKD, Counterparty JPHQ, September Strike Price 7.85 HKD, Expires 9/16/19	1	1,000,000		(714)
USD/HKD, Counterparty JPHQ, September Strike Price 7.85 HKD, Expires 9/18/19	1	1,500,000		(1,206)
USD/HKD, Counterparty JPHQ, September Strike Price 7.85 HKD, Expires 9/19/19	1	1,000,000		(847)
USD/HKD, Counterparty JPHQ, January Strike Price 7.85 HKD, Expires 1/20/20	1	1,000,000		(4,035)
USD/TRY, Counterparty JPHQ, October Strike Price 10.00 TRY, Expires 10/10/19	1	100,000		(1)
USD/TRY, Counterparty JPHQ, October Strike Price 7.50 TRY, Expires 10/17/19	1	250,000		(151)

				(6,994)

Puts – Exchange-Traded (0.0)%†
Allergan PLC, January Strike Price $125.00, Expires 1/17/20	162	16,200		(26,406)
DJ EURO STOXX 50 Index, October Strike Price 2,950.00 EUR, Expires 10/18/19	116	1,160		(9,052)
DJ EURO STOXX Banks, December Strike Price 65.00 EUR, Expires 12/20/19	80	4,000		(3,297)
DJ EURO STOXX Banks, December Strike Price 70.00 EUR, Expires 12/20/19	40	2,000		(3,187)
Edison International, October Strike Price $45.00, Expires 10/18/19	127	12,700		(952)
Raytheon Co., November Strike Price $160.00, Expires 11/15/19	15	1,500		(2,745)
Raytheon Co., January Strike Price $145.00, Expires 1/17/20	14	1,400		(2,107)
S&P 500 Index, October Strike Price $2,550.00, Expires 10/18/19	45	4,500		(43,875)
S&P 500 Index, October Strike Price $2,600.00, Expires 10/18/19	29	2,900		(37,845)

				(129,466)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Written (continued)

Puts - Over-the-Counter (0.0)%†

Currency Options (0.0)%†
EUR/USD, Counterparty JPHQ, September Strike Price $1.10, Expires 9/12/19	1	4,000,000	EUR	$(16,297)
USD/ILS, Counterparty JPHQ, September Strike Price 3.45 ILS, Expires 9/12/19	1	750,000		(90)
USD/ILS, Counterparty JPHQ, September Strike Price 3.45 ILS, Expires 9/23/19	1	1,050,000		(439)
USD/TRY, Counterparty JPHQ, October Strike Price 6.00 TRY, Expires 10/10/19	1	1,000,000		(31,659)

				(48,485)

Total Options Written (Premiums Received $483,622)				(632,146)

	Country	Shares/ Rights

Securities Sold Short (14.6)%

Common Stocks (5.2)%
Aerospace & Defense (0.2)%
Arconic Inc.	United States	1,777		(45,918)
The Boeing Co.	United States	1,584		(576,718)
Raytheon Co.	United States	8,113		(1,503,501)

				(2,126,137)

Air Freight & Logistics (0.2)%
Air Transport Services Group Inc.	United States	20,082		(405,656)
Atlas Air Worldwide Holdings Inc.	United States	8,617		(222,750)
C.H. Robinson Worldwide Inc.	United States	7,172		(605,962)
XPO Logistics Inc.	United States	8,823		(625,198)

				(1,859,566)

Automobiles (0.0)%†
Daimler AG	Germany	5,544		(260,206)

Banks (0.0)%†
Hope Bancorp Inc.	United States	11,948		(160,223)

Biotechnology (0.5)%
AbbVie Inc.	United States	12,409		(815,768)
Alder Biopharmaceuticals Inc.	United States	24,785		(221,826)
[f,s]Celgene Corp., rts., 2/20/49, when-issued	United States	109,598		(273,996)
Insmed Inc.	United States	7,151		(117,562)
Intercept Pharmaceuticals Inc.	United States	8,429		(540,973)
Ionis Pharmaceuticals Inc.	United States	10,673		(674,640)
Ironwood Pharmaceuticals Inc., A	United States	29,280		(272,597)
Karyopharm Therapeutics Inc.	United States	43,178		(373,058)
Ligand Pharmaceuticals Inc.	United States	1,708		(155,274)
The Medicines Co.	United States	17,651		(740,636)
Neurocrine Biosciences Inc.	United States	12,041		(1,197,116)
PDL BioPharma Inc.	United States	125,889		(294,580)

				(5,678,026)

Building Products (0.0)%†
Patrick Industries Inc.	United States	3,685		(133,176)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Rights	Value

Securities Sold Short (continued)

Common Stocks (continued)
Capital Markets (0.1)%
Cowen Inc., A	United States	31,092	$(485,346)
Partners Group Holding AG	Switzerland	551	(446,813)

			(932,159)

Commercial Services & Supplies (0.1)%
Team Inc.	United States	37,879	(624,246)

Communications Equipment (0.0)%†
Infinera Corp.	United States	6,077	(32,390)

Consumer Finance (0.2)%
Encore Capital Group Inc.	United States	19,223	(709,329)
EZCORP Inc., A	United States	42,927	(337,835)
PRA Group Inc.	United States	18,057	(616,466)
Qudian Inc., ADR	China	44,102	(352,375)

			(2,016,005)

Diversified Consumer Services (0.0)%†
Chegg Inc.	United States	2,453	(97,237)

Diversified Financial Services (0.0)%†
Element Fleet Management Corp.	Canada	33,516	(268,350)

Electronic Equipment, Instruments & Components (0.3)%
II-VI Inc.	United States	14,302	(536,468)
Knowles Corp.	United States	56,039	(1,136,471)
OSI Systems Inc.	United States	5,728	(601,497)
PAR Technology Corp.	United States	15,126	(349,864)
TTM Technologies Inc.	United States	36,454	(388,600)
Vishay Intertechnology Inc.	United States	14,138	(223,805)

			(3,236,705)

Entertainment (0.2)%
Live Nation Entertainment Inc.	United States	17,375	(1,207,736)
World Wrestling Entertainment Inc., A	United States	5,186	(370,436)
Zynga Inc., A	United States	54,187	(309,408)

			(1,887,580)

Equity Real Estate Investment Trusts (REITs) (0.2)%
Innovative Industrial Properties Inc., A	United States	16,108	(1,436,189)
Invitation Homes Inc.	United States	22,555	(648,682)

			(2,084,871)

Food Products (0.0)%†
Mondelez International Inc., A	United States	8,225	(454,184)

Health Care Equipment & Supplies (0.1)%
CONMED Corp.	United States	5,221	(526,120)
DexCom Inc.	United States	1,675	(287,447)
Wright Medical Group NV	United States	23,226	(484,262)

			(1,297,829)

Health Care Providers & Services (0.2)%
Centene Corp.	United States	51,856	(2,417,527)

Health Care Technology (0.1)%
Allscripts Healthcare Solutions Inc.	United States	7,102	(64,486)
Evolent Health Inc., A	United States	17,298	(118,838)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Rights	Value

Securities Sold Short (continued)

Common Stocks (continued)
Health Care Technology (continued)
Tabula Rasa HealthCare Inc.	United States	10,764	$(611,395)

			(794,719)

Hotels, Restaurants & Leisure (0.2)%
Eldorado Resorts Inc.	United States	18,205	(701,074)
Las Vegas Sands Corp.	United States	8,146	(451,859)
Marriott Vacations Worldwide Corp.	United States	3,732	(367,938)
Starbucks Corp.	United States	4,804	(463,874)
Yum China Holdings Inc.	China	5,319	(241,642)

			(2,226,387)

Household Durables (0.0)%†
Toll Brothers Inc.	United States	5,781	(209,214)

Independent Power & Renewable Electricity Producers (0.1)%
NRG Energy Inc.	United States	18,517	(674,019)

Industrial Conglomerates (0.1)%
Siemens AG	Germany	5,980	(597,750)

Insurance (0.0)%†
Genworth Financial Inc., A	United States	65,101	(288,397)

Interactive Media & Services (0.0)%†
Twitter Inc.	United States	8,374	(357,151)
Zillow Group Inc., C	United States	6,218	(214,086)

			(571,237)

Internet & Direct Marketing Retail (0.0)%†
Wayfair Inc., A	United States	3,323	(374,635)

IT Services (0.4)%
Akamai Technologies Inc.	United States	2,610	(232,629)
CSG Systems International Inc.	United States	8,595	(463,099)
Global Payments Inc.	United States	8,333	(1,383,111)
KBR Inc.	United States	33,357	(851,271)
Okta Inc., A	United States	9,988	(1,263,482)
Perficient Inc.	United States	23,074	(850,046)

			(5,043,638)

Machinery (0.3)%
Epiroc AB, A	Sweden	21,035	(217,966)
Illinois Tool Works Inc.	United States	4,107	(615,475)
Kennametal Inc.	United States	16,991	(507,861)
Lincoln Electric Holdings Inc.	United States	18,091	(1,493,593)
Stadler Rail AG	Switzerland	14,687	(646,985)
Volvo AB, B	Sweden	27,144	(374,747)

			(3,856,627)

Media (0.0)%†
Liberty Latin America Ltd., C	Chile	23,420	(386,196)

Metals & Mining (0.2)%
Agnico Eagle Mines Ltd.	Canada	3,432	(214,809)
Boliden AB	Sweden	7,913	(174,955)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Rights	Value

Securities Sold Short (continued)

Common Stocks (continued)
Metals & Mining (continued)
First Majestic Silver Corp.	Canada	95,284	$(1,036,690)
Kaiser Aluminum Corp.	United States	3,430	(303,315)
Kumba Iron Ore Ltd.	South Africa	17,535	(454,283)
Southern Copper Corp.	Peru	2,943	(92,998)

			(2,277,050)

Mortgage Real Estate Investment Trusts (REITs) (0.0)%†
Redwood Trust Inc.	United States	34,495	(572,617)

Oil, Gas & Consumable Fuels (0.1)%
Cheniere Energy Inc.	United States	8,652	(516,611)
Diamondback Energy Inc.	United States	3,855	(378,099)
Green Plains Inc.	United States	33,852	(277,925)
Ship Finance International Ltd.	Norway	45,360	(638,215)
Teekay Corp.	Bermuda	6,284	(23,062)

			(1,833,912)

Personal Products (0.0)%†
Herbalife Nutrition Ltd.	United States	9,013	(310,318)

Pharmaceuticals (0.6)%
Aphria Inc.	Canada	48,312	(302,433)
Aurora Cannabis Inc.	Canada	112,204	(617,122)
Bristol-Myers Squibb Co.	United States	124,944	(6,006,058)
Canopy Growth Corp.	Canada	10,177	(240,475)
Innoviva Inc.	United States	24,334	(282,031)
Jazz Pharmaceuticals PLC	United States	754	(96,625)
Pacira Biosciences Inc.	United States	7,732	(287,940)

			(7,832,684)

Real Estate Management & Development (0.0)%†
Redfin Corp.	United States	13,746	(232,170)

Road & Rail (0.0)%†
Ryder System Inc.	United States	1,804	(86,899)
Schneider National Inc., B	United States	14,160	(275,270)

			(362,169)

Semiconductors & Semiconductor Equipment (0.2)%
Enphase Energy Inc.	United States	22,709	(673,776)
Inphi Corp.	United States	12,355	(756,003)
Microchip Technology Inc.	United States	10,549	(910,695)
Qorvo Inc.	United States	1,947	(139,074)
Silicon Laboratories Inc.	United States	5,285	(576,065)

			(3,055,613)

Software (0.4)%
Altair Engineering Inc., A	United States	6,780	(232,961)
Benefitfocus Inc.	United States	10,604	(276,977)
Coupa Software Inc.	United States	3,153	(438,046)
Nuance Communications Inc.	United States	19,507	(327,913)
Nutanix Inc., A	United States	5,275	(127,813)
Palo Alto Networks Inc.	United States	875	(178,168)
Pluralsight Inc., A	United States	9,989	(160,823)
PROS Holdings Inc.	United States	28,220	(2,004,184)
Rapid7 Inc.	United States	18,274	(981,131)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Rights	Value

Securities Sold Short (continued)

Common Stocks (continued)
Software (continued)
Zoom Video Communications Inc., A	United States	1,396	$(127,971)

			(4,855,987)

Specialty Retail (0.0)%†
Lowe’s Cos. Inc.	United States	4,317	(484,367)

Technology Hardware, Storage & Peripherals (0.1)%
Apple Inc.	United States	2,949	(615,574)

Tobacco (0.0)%†
Turning Point Brands Inc.	United States	13,431	(481,501)

Trading Companies & Distributors (0.1)%
Fastenal Co.	United States	9,189	(281,367)
GATX Corp.	United States	4,229	(313,876)
Kaman Corp.	United States	1,118	(65,280)
SiteOne Landscape Supply Inc.	United States	10,472	(818,911)

			(1,479,434)

Transportation Infrastructure (0.0)%†
Westshore Terminals Investment Corp.	Canada	20,034	(328,784)

Total Common Stocks (Proceeds $68,443,218)			(65,311,416)

Exchange Traded Funds (9.2)%
Consumer Discretionary Select Sector SPDR Fund	United States	4,913	(587,497)
ETFMG Prime Cyber Security ETF	United States	50,673	(1,920,000)
Health Care Select Sector SPDR Fund	United States	65,843	(5,965,376)
Invesco QQQ Series 1 ETF	United States	16,984	(3,183,990)
iShares Core S&P Small-Cap ETF	United States	28,686	(2,168,088)
iShares MSCI Japan ETF	Japan	10,092	(544,161)
iShares NASDAQ Biotechnology ETF	United States	42,598	(4,384,612)
iShares North American Tech ETF	United States	19,236	(4,171,711)
iShares North American Tech-Multimedia Networking ETF	United States	82,377	(4,219,679)
iShares North American Tech-Software ETF	United States	23,149	(4,995,323)
iShares PHLX Semiconductor ETF	United States	31,121	(6,371,402)
iShares Russell 2000 Growth ETF	United States	14,765	(2,874,746)
iShares Russell Mid-Cap Growth ETF	United States	7,909	(1,132,173)
iShares S&P Small-Cap 600 Growth ETF	United States	6,732	(1,192,305)
iShares Transportation Average ETF	United States	6,438	(1,174,871)
iShares U.S. Technology ETF	United States	6,187	(1,243,030)
SPDR S&P 500 ETF Trust	United States	219,824	(64,287,529)
SPDR S&P MidCap 400 ETF Trust	United States	3,958	(1,358,148)
SPDR S&P Oil & Gas Exploration & Production ETF	United States	8,713	(187,939)
Vanguard Small-Cap Growth ETF	United States	16,601	(3,071,185)

Total Exchange Traded Funds (Proceeds $113,500,462)			(115,033,765)

		Principal Amount*
U.S. Government and Agency Securities (Proceeds $2,931,112) (0.2)%
U.S. Treasury Note, 2.375%, 5/15/29	United States	2,856,000	(3,079,571)

Total Securities Sold Short (Proceeds $184,874,792)			$(183,424,752)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

†	Rounds to less than 0.1% of net assets.

*	The principal amount is stated in U.S. dollars unless otherwise indicated.

#

Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

[a]

A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At August 31, 2019, the aggregate value of these securities and/or cash pledged amounted to $161,342,754, representing 12.8% of net assets.

[b]	Non-income producing.

[c]	A portion or all of the security is held in connection with written option contracts open at period end.

[d]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2019, the aggregate value of these securities was $107,527,694, representing 8.6% of net assets.

[e]	A portion or all of the security is on loan at August 31, 2019.

[f]	Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.

[g]	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

[h]	The coupon rate shown represents the rate at period end.

[i]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2019, the aggregate value of these securities was $10,840,119, representing 0.9% of net assets.

[j]	Income may be received in additional securities and/or cash.

[k]	Defaulted security or security for which income has been deemed uncollectible.

[l]	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

[m]

Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

[n]	The rate shown is the annualized seven-day yield at period end.

[o]	A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

[p]

Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2019, all repurchase agreements had been entered into on August 30, 2019.

[q]	See Note 5 regarding investments in affiliated management investment companies.

[r]	The security was issued on a discount basis with no stated coupon rate.

[s]	Security sold on a when-issued basis resulting in a short position. As such, the Fund is not subject to the deposit requirement or fees and expenses associated with short sale transactions.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	54	$2,338,875	9/16/19	$(36,725)
Aluminum	Short	54	2,338,875	9/16/19	114,812
Aluminum	Short	53	2,325,706	12/16/19	28,162
Brent Crude Oil	Long	5	296,250	9/30/19	(2,198)
Coffee	Short	9	326,869	12/18/19	12,275
Copper	Long	23	3,259,244	9/16/19	(62,710)
Copper	Short	23	3,259,244	9/16/19	183,215
Copper	Long	4	567,900	12/16/19	(4,112)
Copper	Short	25	3,549,375	12/16/19	19,296
Corn	Short	52	961,350	12/13/19	3,708
Cotton No.2	Short	3	88,245	12/06/19	13,692
Gasoline RBOB	Long	2	128,495	9/30/19	1,902
Gold 100 Oz	Long	25	3,823,500	12/27/19	244,194
Hard Red Winter Wheat	Short	53	1,052,712	12/13/19	95,533
Natural Gas	Short	49	1,119,650	9/26/19	(18,131)
Silver	Long	26	2,384,460	12/27/19	77,612
Soybean	Short	30	1,303,500	11/14/19	45,056
Soybean Meal	Short	9	265,770	12/13/19	31,915
Soybean Oil	Short	6	103,716	12/13/19	1,286
Wheat	Short	25	578,125	12/13/19	47,558
WTI Crude Oil	Short	8	440,800	9/20/19	(2,418)
Zinc	Long	44	2,429,900	9/16/19	(118,815)
Zinc	Short	44	2,429,900	9/16/19	308,285
Zinc	Long	2	110,200	12/16/19	(3,281)
Zinc	Short	30	1,653,000	12/16/19	25,840

					1,005,951

Equity Contracts
CAC 40 10 Euro Index[a]	Long	184	11,077,857	9/20/19	337,167
CME E-Mini Russell 2000 Index[a]	Short	155	11,580,050	9/20/19	351,320
DAX Index[a]	Long	54	17,674,720	9/20/19	(293,468)
DJ EURO STOXX 50 Index[a]	Long	299	11,235,339	9/20/19	118,458
DJ EURO STOXX 50 Index	Short	525	19,727,601	9/20/19	161,532
DJIA Mini E-CBOT Index[a]	Long	10	1,320,300	9/20/19	32,690
FTSE 100 Index[a]	Long	196	17,124,928	9/20/19	(265,898)
FTSE 100 Index	Short	85	7,426,627	9/20/19	171,745
FTSE/JSE Top 40 Index	Short	10	322,208	9/19/19	27,533
FTSE/MIB Index	Short	4	468,633	9/20/19	(5,739)
Hang Seng Index	Long	37	6,042,868	9/27/19	31,949
Hang Seng Index[a]	Short	4	653,283	9/27/19	(7,394)
JPX-Nikkei 400 Index	Long	49	621,523	9/12/19	(13,541)
MSCI Emerging Market Index	Long	150	7,380,000	9/20/19	(171,099)
MSCI Singapore Index	Long	71	1,823,924	9/27/19	27,741
NASDAQ 100 E-Mini Index[a]	Long	38	5,844,970	9/20/19	123,905
NASDAQ 100 E-Mini Index	Short	206	31,685,890	9/20/19	689,743
Nikkei 225 Index	Long	6	583,706	9/12/19	(12,618)
Nikkei 225 Index[a]	Short	23	4,479,409	9/12/19	118,784
S&P 500 E-Mini Index[a]	Long	51	7,458,240	9/20/19	(37,659)
S&P 500 E-Mini Index	Short	966	141,267,840	9/20/19	1,091,222
SPI 200 Index	Long	1	110,631	9/19/19	1,819
STOXX 600 Banks Index	Long	1,546	10,262,716	9/20/19	(904,730)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts (continued)
STOXX 600 Banks Index	Short	142	$1,126,797	9/20/19	$95,990
TOPIX Index	Long	22	3,127,030	9/12/19	(76,789)
TOPIX Index[a]	Short	106	15,066,598	9/12/19	408,503

					2,001,166

Interest Rate Contracts
3 Month EURIBOR[a]	Long	296	81,906,845	12/14/20	34,372
10 Yr. Japanese Government Bond	Short	6	8,765,472	9/12/19	(96,709)
90 Day Eurodollar[a]	Long	646	159,465,100	12/14/20	542,826
90 Day Sterling[a]	Long	484	73,214,990	12/16/20	124,040
Australian 10 Yr. Bond	Long	12	1,202,837	9/16/19	47,240
Australian 10 Yr. Bond[a]	Short	20	2,004,729	9/16/19	(3,315)
Canadian 10 Yr. Bond[a]	Long	71	7,736,728	12/18/19	19,242
Canadian 10 Yr. Bond	Short	64	6,973,952	12/18/19	(35,392)
Euro BUXL 30 Yr. Bond	Long	3	739,548	9/06/19	89,796
Euro BUXL 30 Yr. Bond	Short	3	739,548	9/06/19	(93,152)
Euro-BOBL	Short	12	1,796,676	9/06/19	(31,657)
Euro-BOBL	Short	13	1,953,115	12/06/19	(1,190)
Euro-BTP	Long	124	19,803,095	9/06/19	2,359,374
Euro-BTP	Long	27	4,259,441	12/06/19	(23,060)
Euro-Bund	Short	110	21,652,306	9/06/19	(942,642)
Euro-SCHATZ	Short	237	29,326,757	9/06/19	(132,310)
Euro-SCHATZ	Short	136	16,843,056	12/06/19	(2,940)
Long Gilt[a]	Long	1	163,391	12/27/19	(658)
Long Gilt	Short	61	9,966,879	12/27/19	(103,736)
U.S. Treasury 5 Yr. Note	Short	355	42,591,680	12/31/19	(42,003)
U.S. Treasury 10 Yr. Note	Long	210	27,660,938	12/19/19	52,755
U.S. Treasury 10 Yr. Note	Short	21	2,766,094	12/19/19	193
U.S. Treasury 10 Yr. Ultra Note	Short	16	2,311,000	12/19/19	213
U.S. Treasury Long Bond[a]	Long	67	11,071,750	12/19/19	52,443
U.S. Treasury Long Bond	Short	19	3,139,750	12/19/19	12,055
U.S. Treasury Ultra Bond	Long	19	3,751,313	12/19/19	11,265
U.S. Treasury Ultra Bond	Short	6	1,184,625	12/19/19	1,465

					1,838,515

Total Futures Contracts					$4,845,632

    *As of period end.

    aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At August 31, 2019, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	21,968,258	$5,552,626	9/04/19	$–	$(248,996)
Brazilian Real	JPHQ	Sell	21,968,258	5,300,273	9/04/19	2,318	(5,675)
Brazilian Real	JPHQ	Buy	1,246,200	310,000	9/09/19	–	(9,241)
Brazilian Real	JPHQ	Sell	6,624,604	1,748,655	9/09/19	149,866	–
South Korean Won	JPHQ	Buy	1,032,336,580	849,400	9/09/19	3,101	–
Taiwan Dollar	JPHQ	Sell	61,540,395	1,994,503	9/12/19	33,905	–
Colombian Peso	JPHQ	Buy	8,551,587,030	2,503,758	9/18/19	–	(21,472)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Colombian Peso	JPHQ	Sell	8,551,587,030	$2,617,372	9/18/19	$135,086	$–
Euro	BNYM	Buy	199,460	224,426	9/18/19	–	(4,897)
Euro	BNYM	Sell	3,362,072	3,800,883	9/18/19	100,535	–
Euro	JPHQ	Buy	768,719	860,085	9/18/19	–	(14,021)
Euro	JPHQ	Sell	2,829,748	3,182,179	9/18/19	67,715	–
Indian Rupee	JPHQ	Buy	50,915,148	724,049	9/18/19	–	(12,400)
Indian Rupee	JPHQ	Sell	50,915,148	719,445	9/18/19	7,796	–
Indonesian Rupiah	JPHQ	Buy	14,241,265,276	980,246	9/18/19	21,966	(239)
Indonesian Rupiah	JPHQ	Sell	62,149,601,153	4,307,768	9/18/19	11,502	(76,393)
Mexican Peso	JPHQ	Buy	16,993,748	876,192	9/18/19	–	(30,916)
Mexican Peso	JPHQ	Sell	16,993,748	877,278	9/18/19	32,002	–
Polish Zloty	JPHQ	Sell	8,372,410	2,125,526	9/18/19	21,714	–
Russian Ruble	JPHQ	Buy	55,271,686	866,212	9/18/19	–	(39,685)
Russian Ruble	JPHQ	Sell	526,304,360	8,074,223	9/18/19	203,921	–
South African Rand	JPHQ	Buy	4,984,978	353,983	9/18/19	–	(26,128)
South African Rand	JPHQ	Sell	58,923,450	4,022,189	9/18/19	146,881	–
Swiss Franc	BNYM	Buy	79,904	81,793	9/18/19	–	(928)
Swiss Franc	BNYM	Sell	573,896	578,826	9/18/19	–	(1,976)
Turkish Lira	JPHQ	Buy	10,483,952	1,820,488	9/18/19	–	(34,124)
Turkish Lira	JPHQ	Sell	10,483,952	1,871,025	9/18/19	84,660	–
British Pound	BZWS	Sell	3,723,111	4,565,968	9/19/19	36,968	(5,149)
British Pound	JPHQ	Sell	1,358,231	1,689,296	9/19/19	35,189	–
British Pound	MSCO	Sell	2,715,023	3,317,076	9/19/19	23,457	(12,841)
British Pound	UBSW	Sell	469,678	571,873	9/19/19	666	(785)
Canadian Dollar	BNYM	Buy	1,011,000	773,383	9/19/19	–	(13,801)
Canadian Dollar	BNYM	Sell	3,790,000	2,833,251	9/19/19	–	(14,244)
Euro	BNYM	Buy	456,000	513,768	9/19/19	–	(11,848)
Euro	BNYM	Sell	456,000	514,959	9/19/19	13,039	–
Swiss Franc	MSCO	Sell	2,877,330	2,933,254	9/19/19	21,033	–
Swiss Franc	UBSW	Sell	5,000,000	5,086,444	9/19/19	25,814	–
Australian Dollar[b]	MSCO	Buy	3,946,000	2,762,784	9/20/19	–	(103,690)
Australian Dollar[b]	MSCO	Sell	20,090,000	13,912,797	9/20/19	376,183	(1,460)
British Pound	BNYM	Sell	1,799,000	2,183,626	9/20/19	–	(7,365)
British Pound	DBAB	Buy	139,000	175,153	9/20/19	–	(5,863)
British Pound	DBAB	Sell	132,000	165,383	9/20/19	4,800	(181)
British Pound[b]	MSCO	Buy	3,661,000	4,575,233	9/20/19	5,860	(122,384)
British Pound[b]	MSCO	Sell	14,052,000	17,809,863	9/20/19	697,970	(1,953)
Canadian Dollar	DBAB	Buy	12,000	9,015	9/20/19	1	–
Canadian Dollar	DBAB	Sell	10,768,000	8,147,656	9/20/19	74,338	(17,001)
Canadian Dollar[b]	MSCO	Buy	32,060,000	24,437,875	9/20/19	17	(350,258)
Canadian Dollar[b]	MSCO	Sell	28,910,000	21,793,026	9/20/19	75,464	(3,387)
Euro	BNYM	Sell	20,150,000	22,363,276	9/20/19	182,367	–
Euro	DBAB	Buy	3,514,000	3,943,543	9/20/19	–	(75,366)
Euro	DBAB	Sell	6,879,000	7,760,339	9/20/19	188,005	(1)
Euro[b]	MSCO	Buy	17,048,000	19,293,551	9/20/19	–	(527,290)
Euro[b]	MSCO	Sell	34,954,000	39,744,518	9/20/19	1,267,518	–
Hong Kong Dollar	BNYM	Sell	21,637,000	2,759,469	9/20/19	–	(137)
Japanese Yen	DBAB	Buy	719,000	6,802	9/20/19	–	(24)
Japanese Yen	DBAB	Sell	719,000	6,669	9/20/19	–	(109)
Japanese Yen[b]	MSCO	Buy	4,641,501,000	43,389,809	9/20/19	399,666	(33,065)
Japanese Yen[b]	MSCO	Sell	3,215,187,000	30,017,631	9/20/19	16,117	(308,732)
Mexican Peso[b]	MSCO	Buy	82,648,000	4,264,479	9/20/19	11	(154,978)
Mexican Peso[b]	MSCO	Sell	52,466,000	2,669,235	9/20/19	61,559	(1,096)
New Zealand Dollar[b]	MSCO	Buy	4,896,000	3,214,163	9/20/19	–	(127,405)
New Zealand Dollar[b]	MSCO	Sell	6,606,000	4,366,242	9/20/19	201,405	(18)
Swiss Franc	BNYM	Sell	28,000	28,569	9/20/19	227	–

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Swiss Franc[b]	MSCO	Buy	8,205,000	$8,389,904	9/20/19	$6,151	$(90,795)
Swiss Franc[b]	MSCO	Sell	12,256,000	12,501,899	9/20/19	96,173	(33)
Euro	UBSW	Sell	5,504,279	6,207,005	9/23/19	146,513	–
Euro	BZWS	Sell	6,000,000	6,825,376	9/24/19	218,546	–
Euro	MSCO	Sell	1,308,325	1,458,707	9/24/19	18,060	–
Euro	UBSW	Sell	1,611,756	1,849,023	9/24/19	74,257	–
Australian Dollar	JPHQ	Sell	7,303,078	4,953,382	9/25/19	31,280	–
British Pound	JPHQ	Buy	1,677,021	2,031,929	9/25/19	10,965	–
Canadian Dollar	JPHQ	Sell	3,566,322	2,680,029	9/25/19	330	–
Czech Koruna	JPHQ	Sell	40,165,494	1,725,969	9/25/19	23,960	–
Euro	JPHQ	Buy	448,875	498,687	9/25/19	–	(4,374)
Euro	JPHQ	Sell	1,200,000	1,334,648	9/25/19	13,177	–
Hong Kong Dollar	JPHQ	Buy	25,371,377	3,234,283	9/25/19	1,587	–
Hong Kong Dollar	JPHQ	Sell	25,525,359	3,255,338	9/25/19	–	(171)
Hungarian Forint	JPHQ	Buy	130,668,969	443,646	9/25/19	–	(9,437)
Japanese Yen	JPHQ	Sell	657,809,042	6,202,464	9/25/19	65	(1,227)
Mexican Peso	JPHQ	Buy	335,784,315	16,865,571	9/25/19	–	(183,889)
New Zealand Dollar	JPHQ	Sell	8,155,660	5,233,336	9/25/19	90,728	–
Norwegian Krone	JPHQ	Buy	47,551,042	5,298,244	9/25/19	–	(76,503)
South African Rand	JPHQ	Sell	25,638,578	1,661,815	9/25/19	–	(22,836)
Swedish Krona	JPHQ	Buy	9,858,632	1,016,828	9/25/19	–	(10,624)
Swiss Franc	JPHQ	Sell	7,672,890	7,850,436	9/25/19	80,216	–
Thai Baht	JPHQ	Sell	13,900,275	450,262	9/25/19	–	(4,714)
Turkish Lira	JPHQ	Buy	6,872,641	1,186,460	9/25/19	–	(18,740)
British Pound	BNYM	Sell	589,000	735,250	9/27/19	17,684	–
Canadian Dollar	BNYM	Sell	3,727,000	2,840,094	9/27/19	39,840	(266)
Euro	BNYM	Sell	4,286,000	4,850,734	9/27/19	130,134	–
British Pound	MSCS	Sell	100,000	127,333	9/30/19	5,489	–
Swiss Franc	MSCO	Sell	537,695	552,650	9/30/19	7,884	–
Swiss Franc	UBSW	Sell	4,758,476	4,916,125	9/30/19	95,072	–
Brazilian Real	JPHQ	Buy	10,984,129	2,640,765	10/02/19	6,016	–
Colombian Peso	MSCS	Sell	780,000,000	244,304	10/02/19	18,024	–
Canadian Dollar	BZWS	Buy	12,365,508	9,364,085	10/07/19	–	(71,189)
Japanese Yen	MSCO	Buy	42,036,000	396,390	10/08/19	417	–
Japanese Yen	UBSW	Buy	27,037,626	255,426	10/08/19	–	(199)
Colombian Peso	JPHQ	Buy	866,285,000	250,000	10/15/19	1,114	–
Colombian Peso	JPHQ	Sell	5,086,596,964	1,547,419	10/15/19	72,942	–
Hungarian Forint	UBSW	Buy	81,165,000	281,950	10/15/19	–	(11,926)
Malaysian Ringgit	UBSW	Buy	3,445,000	837,191	10/15/19	–	(18,755)
Norwegian Krone	BOFA	Buy	7,175,000	840,060	10/15/19	–	(51,838)
Taiwan Dollar	JPHQ	Buy	7,435,596	238,000	10/15/19	–	(668)
Canadian Dollar	BOFA	Sell	145,000	111,373	10/18/19	2,388	–
Australian Dollar	BZWS	Buy	252,591	171,620	10/21/19	–	(1,249)
Australian Dollar	MSCO	Buy	8,292,527	5,642,589	10/21/19	–	(49,344)
Australian Dollar	HSBC	Buy	600,000	423,726	10/22/19	–	(19,019)
Thai Baht	UBSW	Sell	25,860,000	839,610	10/22/19	–	(7,449)
Euro	BOFA	Sell	5,910,913	6,588,091	10/28/19	61,703	–
Euro	MSCO	Sell	279,152	311,436	10/28/19	3,217	–
Swiss Franc	MSCO	Sell	2,000,000	2,046,135	10/28/19	14,434	–
Australian Dollar	MSCO	Buy	5,707	3,886	10/31/19	–	(36)
Australian Dollar	MSCO	Sell	5,707	3,853	10/31/19	3	–
British Pound	DBAB	Sell	481,000	590,835	10/31/19	4,065	–
British Pound	MSCO	Buy	354,993	432,537	10/31/19	1,091	(573)
British Pound	MSCO	Sell	192,976	235,722	10/31/19	409	(98)
Canadian Dollar	MSCO	Buy	424,921	320,162	10/31/19	–	(729)
Danish Krone	MSCO	Buy	446,968	67,055	10/31/19	–	(840)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Danish Krone	MSCO	Sell	35,092,170	$5,245,698	10/31/19	$47,081	$–
Euro	DBAB	Sell	183,000	205,361	10/31/19	3,260	–
Euro	MSCO	Buy	1,152,551	1,285,335	10/31/19	–	(12,482)
Euro	MSCO	Sell	1,700,643	1,885,323	10/31/19	9,298	(2,129)
South African Rand	MSCO	Buy	6,604,510	430,941	10/31/19	994	–
South African Rand	MSCS	Sell	17,835,000	1,243,507	10/31/19	77,097	–
Swedish Krona	MSCO	Buy	7,731,123	806,407	10/31/19	–	(15,465)
Swiss Franc	MSCO	Buy	1,069,912	1,098,653	10/31/19	–	(11,486)
Peruvian Nuevo Sol	JPHQ	Buy	422,382	124,358	11/04/19	–	(278)
Peruvian Nuevo Sol	JPHQ	Sell	422,382	126,834	11/04/19	2,754	–
Taiwan Dollar	JPHQ	Sell	82,638,439	2,673,258	11/04/19	32,651	–
Canadian Dollar	BOFA	Buy	953,593	718,447	11/06/19	–	(1,543)
Canadian Dollar	MSCO	Buy	1,043,023	788,109	11/06/19	56	(4,028)
Canadian Dollar	UBSW	Buy	14,278,756	10,812,636	11/06/19	–	(77,974)
Singapore Dollar	CITI	Sell	2,275,000	1,639,462	11/15/19	–	(1,394)
South Korean Won	JPHQ	Sell	5,290,987,947	4,496,310	11/26/19	116,917	–
British Pound	MSCO	Sell	483,000	590,071	12/16/19	4,145	(4,265)
Indian Rupee	JPHQ	Sell	92,845,062	1,272,085	12/19/19	–	(11,665)
Chilean Peso	JPHQ	Buy	262,011,575	362,791	12/23/19	959	–
Chilean Peso	JPHQ	Sell	262,011,575	368,467	12/23/19	4,717	–
Brazilian Real	JPHQ	Sell	6,624,604	1,723,555	2/03/20	141,769	–

Total Forward Exchange Contracts						$6,466,274	$(3,227,752)

Net unrealized appreciation (depreciation)						$3,238,522

    aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

    bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

Dean Food Co.	(5.00)%	Quarterly		6/20/20	171,000		$32,361	$24,795	$7,566
Government of Mexico	(1.00)%	Quarterly		6/20/23	1,763,000		(7,255)	(441)	(6,814)
Government of Mexico	(1.00)%	Quarterly		12/20/23	1,917,000		1,210	22,904	(21,694)
Government of South Africa	(1.00)%	Quarterly		6/20/22	1,047,000		6,701	53,152	(46,451)
Government of South Africa	(1.00)%	Quarterly		6/20/24	4,478,000		157,880	196,352	(38,472)
Government of South Korea	(1.00)%	Quarterly		6/20/24	1,910,026		(59,546)	(64,789)	5,243
Government of Turkey	(1.00)%	Quarterly		9/20/20	1,976,000		37,313	157,717	(120,404)
Government of Turkey	(1.00)%	Quarterly		6/20/24	141,000		19,085	14,153	4,932

Contracts to Sell Protection[c,d]

Single Name

Government of Russia	1.00%	Quarterly		6/20/24	4,150,000		2,754	(64,467)	67,221	BBB-
Government of South Africa	1.00%	Quarterly		12/20/22	874,000		(10,814)	(17,002)	6,188	BB+
Government of Turkey	1.00%	Quarterly		12/20/22	826,000		(72,248)	(37,352)	(34,896)	B+

Total Centrally Cleared Swap Contracts							$107,441	$285,022	$(177,581)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty

Enel SpA	(1.00)%	Quarterly	BOFA	6/20/23	550,000	EUR	(14,921)	(240)	(14,681)
Enel SpA	(1.00)%	Quarterly	MSCS	12/20/23	330,000	EUR	(8,651)	1,890	(10,541)

Traded Index

CDX.EM.31	(1.00)%	Quarterly	BOFA	6/20/24	835,000		41,672	26,491	15,181
CDX.EM.31	(1.00)%	Quarterly	CITI	6/20/24	400,000		19,963	21,284	(1,321)
CDX.EM.31	(1.00)%	Quarterly	CITI	6/20/24	835,000		41,672	31,678	9,994

Total OTC Swap Contracts							$79,735	$81,103	$(1,368)

Total Credit Default Swap Contracts							$187,176	$366,125	$(178,949)

[a]

In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[b]	Based on Standard and Poor’s (S&P) Rating for single name swaps.
[c]	Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[d]	The Fund enters contracts to sell protection to create a long credit position.

At August 31, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 2.90%
Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	12/18/24	9,552,138	CNY	$(780)
Receive Fixed 2.90%
Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	12/18/24	9,551,023	CNY	(620)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.41%	Semi-Annually	8/04/67	133,000	GBP	(49,632)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.47%	Semi-Annually	9/18/69	1,656,905	GBP	(723,401)

Total Interest Rate Swap Contracts					$(774,433)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At August 31, 2019, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Commodity Contracts - Short[a]
Bloomberg Commodity Index[b]	0.15%	Monthly	MSCI	9/10/19	1,739,088		$(4,061)

Equity Contracts – Long[c]
Allergan PLC	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	2,825,545		(72,212)
Altaba Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/20/19	3,919,005		(97,996)
Altran Technologies SA	1-Month LIBOR + 0.35%	Monthly	BZWS	8/16/20	1,084,107	EUR	(2,465)
Altran Technologies SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	687,870	EUR	6,414
Anglo American PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/20/20	2,379,370	GBP	(205,163)
Anima Holding SpA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/19	691,212	EUR	58,345
Ashtead Group PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	1/20/20	1,555,100	GBP	78,353
Axel Springer SE	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	966,989	EUR	(675)
Barclays PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	736,692	GBP	(12,402)
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/19	1,495,053	EUR	56,757
Buckeye Partners LP	1-Day FEDEF + 1.00%	Monthly	MSCS	12/23/20	3,607,774		(786)
Caesars Entertainment Corp.	1-Month LIBOR + 0.35%	Monthly	BZWS	8/17/20	1,201,586		–
Caesars Entertainment Corp.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	2,106,102		8,274
Carnival PLC	1-Day FEDEF + 0.65%	Monthly	MSCS	3/17/21	1,324,944		(197,022)
Celesio AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/04/19	3,160,765	EUR	(15,632)
Cie Plastic Omnium SA	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/20	664,609	EUR	(47,711)
Continental AG	1-Month EURIBOR + 0.50%	Monthly	MSCS	1/10/20	141,422	EUR	1,029
Croda International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	614,672	GBP	16,251
Danone SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/19	3,945,391	EUR	205,167
EDP Renovaveis SA	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	797,888	EUR	293,542
Eurofins Scientific SE	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/19/19	1,618,144	EUR	188,996
GrandVision NV	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	789,421	EUR	7,003
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/19/19	1,972,387	EUR	113,640
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	92,402	GBP	1,751
Iliad SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/19	2,308,011	EUR	58,034
Inmarsat PLC	1-Day FEDEF + 0.65%	Monthly	MSCS	3/17/21	3,484,066		162,291
Innogy SE	1-Day EONIA + 0.65%	Monthly	MSCS	9/04/20	4,026,714	EUR	913,657
ITV PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	1,433,330	GBP	152,019
Knight-Swift Transportation Holdings Inc.	1-Month LIBOR + 0.55%	Monthly	MSCS	9/22/20	4,492,880		310,202
LafargeHolcim Ltd.	1-Month LIBOR + 0.40%	Monthly	MSCS	7/14/20	3,278,089	CHF	10,647
Merlin Entertainments PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/20	1,743,016	GBP	1,104
NVR Inc.	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	2,554,531		1,008,479
OneMarket Ltd.	1-Month LIBOR + 0.55%	Monthly	MSCS	2/20/20	–		12,299
Pets at Home Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	902,694	GBP	33,660
Rio Tinto PLC	1-Month LIBOR + 0.50%	Monthly	MSCS	9/22/20	2,529,716		(56,171)
RSA Insurance Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	1,128,971	GBP	(18,371)
RWE AG	1-Day EONIA + 0.65%	Monthly	MSCS	10/30/19	1,787,669	EUR	515,696
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/19/19	780,472	EUR	17,493
Smiths Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	995,049	GBP	92,263
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	MSCS	12/19/19	1,098,739	EUR	70,107
Sports Direct International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/20	1,030,685	GBP	105,189
Stroeer SE & Co KGaA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/19/19	3,773,695	EUR	(194,856)
Suntrust Banks Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	3,740,131		(12,393)
Tallgrass Energy Partners LP	1-Month LIBOR + 0.40%	Monthly	BZWS	10/01/20	3,041,769		(1,112)
United Technologies Corp.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	2,229,704		122,821
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/06/20	2,034,191	GBP	172,822
WellCare Health Plans Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	12/23/20	1,458,134		(21,046)

							3,838,292

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts – Short[a]
AbbVie Inc.	1-Month LIBOR - 0.35%	Monthly	BZWS	8/20/20	675,939		$–
AbbVie Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	2,039,959		32,391
BB&T Corp.	1-Month LIBOR - 0.35%	Monthly	BZWS	8/20/20	857,319		(12,502)
BB&T Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	3,758,162		17,233
Bristol-Myers Squibb Co.	1-Month LIBOR - 0.35%	Monthly	BZWS	8/26/20	289,285		–
Callon Petroleum Co.	1-Month LIBOR - 0.35%	Monthly	BZWS	9/10/20	602,423		–
Carnival Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	1,324,383		164,010
Centene Corp.	1-Month LIBOR - 0.35%	Monthly	BZWS	9/03/20	1,934,620		(55,495)
Centene Corp.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	863,168		26,759
Colruyt SA	1-Day EONIA - 0.40%	Monthly	MSCS	12/19/19	1,574,207	EUR	9,335
Eldorado Resorts Inc.	1-Month LIBOR - 0.50%	Monthly	BZWS	8/17/20	736,542		–
Eldorado Resorts Inc.	1-Day FEDEF - 1.77%	Monthly	MSCS	2/04/21	646,301		10,308
Epiroc AB, A	1-Week STIBOR - 0.50%	Monthly	MSCS	8/31/21	331,141	SEK	(1,181)
Glencore PLC	1-Day SONIA - 0.35%	Monthly	MSCS	1/20/20	354,368	GBP	30,587
Global Payments Inc.	1-Month LIBOR - 0.35%	Monthly	BZWS	8/27/20	6,263,587		–
Hermes International	1-Day EONIA - 0.40%	Monthly	MSCS	1/10/20	293,488	EUR	(12,554)
JD Sports Fashion PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/20	356,611	GBP	(6,876)
Marks & Spencer Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/20	302,901	GBP	(8,553)
Morgan Stanley MSPSNMGH Index	1-Day FEDEF - 0.35%	Monthly	MSCS	9/22/20	432,333		14,171
Morgan Stanley MSPSSPY Index	1-Day FEDEF - 0.35%	Monthly	MSCS	9/22/20	112,718		(3,186)
Morgan Stanley MSPSXOP Index	1-Day FEDEF - 0.45%	Monthly	MSCS	9/22/20	865,673		(18,008)
Next PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/20	477,519	GBP	3,042
Partners Group Holding AG	1-Day SARON - 0.40%	Monthly	MSCS	3/29/21	52,526	CHF	(6,127)
Raytheon Co.	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/21	834,916		(33,308)
S&P High Beta Total Return Index	1-Month LIBOR	Monthly	BZWS	5/04/20	2,400,982		–
Safran SA	1-Day EONIA - 0.40%	Monthly	MSCS	1/10/20	110,516	EUR	(9,398)
Unilever NV	1-Day EONIA - 0.35%	Monthly	MSCS	12/19/19	387,520	EUR	(46,245)

							94,403

Interest Rate Contracts – Long[c]
Egyptian Treasury Bill	3-Month LIBOR + 0.50%	Monthly	GSCO	11/12/19	554,031		4,941
Egyptian Treasury Bill	-	Monthly	DBAB	11/18/19	556,435		5,456
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	BOFA	4/15/20	1,784,968		(23,552)
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	BOFA	6/22/20	260,257		6,394
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	5/15/24	352,062		8,552
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	1,913,884		(8,765)
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	5/15/48	928,803		(45,106)

							(52,080)

Total Return Swap Contracts							$3,876,554

*In U.S. dollars unless otherwise indicated.

aThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

cThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio

BNYM	The Bank of New York Mellon Corp.	ARS	Argentine Peso	ADR	American Depositary Receipt

BOFA	Bank of America, N.A.	CAD	Canadian Dollar	ARLLMONP	Argentina Blended Policy Rate

BZWS	Barclays Bank PLC	CHF	Swiss Franc	ARM	Adjustable Rate Mortgage

CITI	Citigroup, Inc.	CNY	Chinese Yuan	BADLAR	Argentina Deposit Rates Badlar Private Banks ARS

DBAB	Deutsche Bank, AG	COP	Colombian Peso	CAC	Cotation Assistee en Continu

GSCO	Goldman Sachs International	EGP	Egyptian Pound	CBOT	Chicago Board of Trade

HSBC	HSBC Bank USA, N.A.	EUR	Euro	CFETS	China Foreign Exchange Trade System

JPHQ	JP Morgan Chase Bank, N.A.	GBP	British Pound	CLO	Collateralized Loan Obligation

MSCI	Morgan Stanley Capital International	HKD	Hong Kong Dollar	CME	Chicago Mercantile Exchange

MSCO	Morgan Stanley & Co., LLC	ILS	New Israeli Shekel	DAX	Deutscher Aktienindex

MSCS	Morgan Stanley Capital Services LLC	NGN	Nigerian Naira	DJIA	Dow Jones Industrial Average

UBSW	UBS AG	PLN	Polish Zloty	EONIA	Euro OverNight Index Average

		RUB	Russian Ruble	ETF	Exchange Traded Fund

		SEK	Swedish Krona	EURIBOR	Euro Interbank Offered Rate

		TRY	Turkish Lira	FEDEF	Federal Funds Effective Rate

		UAH	Ukraine Hryvnia	FHLMC	Federal Home Loan Mortgage Corp.

		USD	United States Dollar	FRN	Floating Rate Note

		ZAR	South African Rand	FTSE	Financial Times Stock Exchange

Index				GO	General Obligation

CDX.EM	CDX Emerging Markets Index			IDR	International Depositary Receipt

				JSE	Johannesburg Stock Exchange Index

				LIBOR	London InterBank Offered Rate

				MIB	Milano Italia Borsa

				MSCI	Morgan Stanley Capital International

				OMO	Open Market Operations

				PIK	Payment In-Kind

				REIT	Real Estate Investment Trust

				SARON	Swiss Average Rate Overnight

				SONIA	Sterling Overnight Index Average

				SPDR	Standard & Poor’s Depositary Receipt

				SPI	Swiss Performance Index

				STIBOR	Stockholm Interbank Offered Rate

				TOPIX	Tokyo Price Index

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, August 31, 2019 (unaudited)

Franklin K2 Global Macro Opportunities Fund

	Country	Shares	Value

Short Term Investments 100.5%

Money Market Funds (Cost $24,575,777) 100.5%
[a]Fidelity Investments Money Market Government Portfolio, Institutional, 2.00%	United States	24,575,777	$24,575,777

Total Investments (Cost $24,575,777) 100.5%			24,575,777

Other Assets, less Liabilities (0.5)%			(119,522)

Net Assets 100.0%			$24,456,255

aThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, August 31, 2019 (unaudited)

Franklin K2 Long Short Credit Fund

	Country	Shares/ Rights	Value

Common Stocks and Other Equity Interests 1.7%
Capital Markets 0.0%†
[a]Gores Holdings III Inc.	United States	3,614	$37,766

Diversified Telecommunication Services 0.1%
[a]Telecom Italia SpA	Italy	92,213	49,092

Electric Utilities 0.1%
[a]PG&E Corp.	United States	13,247	138,431

Energy Equipment & Services 0.0%†
[a]Weatherford International PLC	United States	534,155	13,648

Equity Real Estate Investment Trusts (REITs) 0.6%
[b]Vici Properties Inc.	United States	31,543	698,993

Independent Power & Renewable Electricity Producers 0.6%
[b]Clearway Energy Inc., A	United States	31,181	522,593
[c]Clearway Energy Inc., C	United States	7,947	140,662

			663,255

Media 0.2%
[a]Liberty Global PLC, C	United Kingdom	3,816	99,674
[a]Postmedia Network Canada Corp., B	Canada	56,068	105,701

			205,375

Metals & Mining 0.0%†
Vedanta Ltd., ADR	India	3,457	27,172

Multiline Retail 0.1%
Nordstrom Inc.	United States	3,640	105,451

Pharmaceuticals 0.0%†
[a]Mallinckrodt PLC	United States	2,024	5,242
[a]Sanofi, Contingent Value, rts., 12/31/20	France	26,594	13,981

			19,223

Specialty Retail 0.0%†
[a]At Home Group Inc.	United States	5,955	40,137

Total Common Stocks and Other Equity Interests (Cost $1,791,627)			1,998,543

Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II, 5.10%, pfd.	United States	2,217	53,031
SCE Trust III, 5.75%, pfd., H	United States	1,610	40,395
SCE Trust IV, 5.375%, pfd., J	United States	4,753	116,258
SCE Trust V, 5.45%, pfd., K	United States	1,849	45,892
SCE Trust VI, 5.00%, pfd.	United States	3,021	72,293

Total Preferred Stocks (Cost $277,198)			327,869

		Principal Amount*
Convertible Bonds 1.3%
Automobiles 0.1%
Tesla Inc., senior note, 2.00%, 5/15/24	United States	136,000	133,263

Independent Power & Renewable Electricity Producers 0.4%
[b]Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	428,000	447,170

Quarterly Statement of Investments | See Notes to Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Internet & Direct Marketing Retail 0.1%
Wayfair Inc., senior note, 0.375%, 9/01/22	United States	144,000		$180,180

Media 0.7%
[b]Gannett Co. Inc., senior note, 4.75%, 4/15/24	United States	746,000		799,563

Total Convertible Bonds (Cost $1,442,937)				1,560,176

Corporate Bonds and Notes 19.7%
Aerospace & Defense 0.4%
Triumph Group Inc., senior note,
4.875%, 4/01/21	United States	220,000		218,350
5.25%, 6/01/22	United States	243,000		242,393

				460,743

Automobiles 0.6%
[d]Tesla Inc., senior note, 144A, 5.30%, 8/15/25	United States	801,000		717,896

Capital Markets 0.4%
[d]eG Global Finance PLC, senior secured note, 144A,
4.375%, 2/07/25	United Kingdom	192,000	EUR	205,742
6.75%, 2/07/25	United Kingdom	327,000		316,781

				522,523

Chemicals 0.2%
[d]TPC Group Inc., senior secured note, 144A, 10.50%, 8/01/24	United States	252,000		265,860

Commercial Services & Supplies 3.1%
[d]Harland Clarke Holdings Corp., 144A,
senior note, 9.25%, 3/01/21	United States	2,349,500		2,208,530
senior secured note, 8.375%, 8/15/22	United States	533,000		425,068
R.R. Donnelley & Sons Co.,
senior bond, 6.50%, 11/15/23	United States	431,000		435,849
senior bond, 6.00%, 4/01/24	United States	447,000		452,587
senior bond, 6.625%, 4/15/29	United States	33,000		31,119
senior note, 7.00%, 2/15/22	United States	241,000		250,640

				3,803,793

Communications Equipment 0.2%
[d]Riverbed Technology Inc., senior note, 144A, 8.875%, 3/01/23	United States	335,000		197,650

Containers & Packaging 0.0%†
[e]Lecta SA, senior secured note, Reg S, 6.50%, 8/01/23	Spain	100,000	EUR	44,342

Distributors 0.2%
[d],fAmerican News Co. LLC, senior note, 144A, PIK, 8.50%, 9/01/26	United States	236,675		251,467

Diversified Financial Services 0.9%
[d]One Call Corp., 144A,
secured note, second lien, 10.00%, 10/01/24	United States	546,000		488,670
senior secured note, first lien, 7.50%, 7/01/24	United States	644,000		589,260

				1,077,930

Diversified Telecommunication Services 2.6%
[d]Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., senior secured note, 144A, 8.75%, 5/25/24	Saint Lucia	37,000		34,965
Frontier Communications Corp.,
senior bond, 7.125%, 1/15/23	United States	125,000		64,375
senior bond, 7.625%, 4/15/24	United States	138,000		69,731
senior bond, 6.875%, 1/15/25	United States	32,000		16,480
senior bond, 9.00%, 8/15/31	United States	314,000		161,710
senior note, 11.00%, 9/15/25	United States	33,000		16,912
[b,d]senior secured note, 144A, 8.00%, 4/01/27	United States	1,074,000		1,122,330

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corp., senior secured note, 5.25%, 8/01/26	United States	183,000		$194,666
[d]Intelsat Jackson Holdings SA, senior secured note, 144A,
[b]9.50%, 9/30/22	Luxembourg	1,046,000		1,214,668
8.00%, 2/15/24	Luxembourg	190,000		198,313

				3,094,150

Electric Utilities 0.3%
[e]Eskom Holdings SOC Ltd., senior bond, Reg S, 8.45%, 8/10/28	South Africa	200,000		220,232
[d]Swissport Financing SARL, senior note, 144A, 9.00%, 2/15/25	Luxembourg	100,000		113,439

				333,671

Energy Equipment & Services 1.0%
[d]KCA Deutag UK Finance PLC, senior secured note, 144A, 9.625%, 4/01/23	United Kingdom	100,000		65,000
SESI LLC, senior note, 7.125%, 12/15/21	United States	173,000		122,830
[d]Transocean Inc., senior note, 144A,
9.00%, 7/15/23	United States	153,000		158,735
7.50%, 1/15/26	United States	742,000		680,785
[d]Vantage Drilling International, senior secured note, 144A, 9.25%, 11/15/23	United States	222,000		226,440

				1,253,790

Food & Staples Retailing 0.1%
[e]Distribuidora Internacional de Alimentacion SA, E, senior note, Reg S, 1.00%, 4/28/21	Spain	100,000	EUR	88,944

Food Products 0.6%
[b,d]JBS USA LLC / Finance Inc., senior bond, 144A, 6.75%, 2/15/28	United States	251,000		280,806
[d]JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance Inc.,senior bond, 144A, 5.50%, 1/15/30	United States	423,000		449,226

				730,032

Health Care Providers & Services 0.4%
[d]Envision Healthcare Corp., senior note, 144A, 8.75%, 10/15/26	United States	440,000		242,000
[d]Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A,
senior bond, 5.50%, 4/15/25	United States	207,000		92,115
senior note, 5.625%, 10/15/23	United States	160,000		82,400
[d]Team Health Holdings Inc., senior note, 144A, 6.375%, 2/01/25	United States	93,000		62,775

				479,290

Hotels, Restaurants & Leisure 1.1%
[d]Mohegan Gaming & Entertainment, senior note, 144A, 7.875%, 10/15/24	United States	1,428,000		1,386,302

Household Durables 1.1%
K Hovnanian Enterprises Inc.,
senior secured bond, 2.00%, 11/01/21	United States	65,000		58,338
senior secured bond, 5.00%, 11/01/21	United States	270,000		252,450
[d]secured note, 144A, 10.00%, 7/15/22	United States	1,167,000		991,950

				1,302,738

Insurance 0.0%†
[d]Ambac Assurance Corp., sub. bond, 144A, 5.10%, 6/07/20	United States	2		4
[d,g]Ambac LSNI LLC, senior secured note, 144A, FRN, 7.319%, (3-Month USD LIBOR + 5.00%), 2/12/23	Cayman Islands	8		8

				12

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Leisure Products 0.2%
Mattel Inc., senior bond,
6.20%, 10/01/40	United States	67,000	$57,285
5.45%, 11/01/41	United States	181,000	142,990

			200,275

Media 2.5%
[d]Diamond Sports Group LLC / Diamond Sports Finance Co., senior secured note, 144A, 5.375%, 8/15/26	United States	753,000	792,532
The McClatchy Co.,
[d]senior secured bond, 144A, 6.875%, 7/15/31	United States	566,000	554,680
[b]senior secured note, 9.00%, 7/15/26	United States	1,214,000	1,153,543
[b,d]Univision Communications Inc., senior secured note, 144A, 5.125%, 2/15/25	United States	582,000	564,476

			3,065,231

Multiline Retail 0.0%†
Nordstrom Inc., senior bond, 5.00%, 1/15/44	United States	46,000	44,759

Oil, Gas & Consumable Fuels 2.2%
[e,g]EP PetroEcuador via Noble Sovereign Funding I Ltd., secured note, FRN, Reg S, 7.979%, (3-Month USD LIBOR + 5.63%), 9/24/19	Ecuador	13,158	13,184
[d]Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	20,000	14,050
10.50%, 5/15/27	United States	472,000	372,880
Petrobras Global Finance BV,
senior bond, 6.90%, 3/19/49	Brazil	117,000	133,088
senior note, 8.75%, 5/23/26	Brazil	109,000	136,686
Petroleos Mexicanos,
senior bond, 5.50%, 1/21/21	Mexico	234,000	239,375
senior bond, 6.35%, 2/12/48	Mexico	150,000	138,450
senior note, 4.875%, 1/24/22	Mexico	181,000	184,394
senior note, 3.50%, 1/30/23	Mexico	136,000	132,464
senior note, 4.625%, 9/21/23	Mexico	81,000	81,243
[d]Sable Permian Resources Land LLC / AEPB Finance Corp., 144A,
secured note, 8.00%, 6/15/20	United States	290,000	203,000
[b]senior secured note, first lien, 13.00%, 11/30/20	United States	800,000	780,000
Southwestern Energy Co., senior bond, 6.20%, 1/23/25	United States	228,000	200,640

			2,629,454

Specialty Retail 1.6%
Bed Bath & Beyond Inc., senior bond, 5.165%, 8/01/44	United States	428,000	299,478
[b,d]Carvana Co., senior note, 144A, 8.875%, 10/01/23	United States	700,000	724,500
[b,d]Staples Inc., senior secured note, 144A, 7.50%, 4/15/26	United States	847,000	857,587

			1,881,565

Total Corporate Bonds and Notes (Cost $24,116,741)			23,832,417

Corporate Bonds and Notes in Reorganization 1.6%
Electric Utilities 1.6%
[h]Pacific Gas & Electric Co.,
senior bond, 3.50%, 6/15/25	United States	22,000	21,780
senior bond, 2.95%, 3/01/26	United States	270,000	261,900
senior bond, 3.30%, 3/15/27	United States	166,000	162,265
senior bond, 5.80%, 3/01/37	United States	430,000	468,700
senior bond, 4.45%, 4/15/42	United States	97,000	99,182
senior bond, 4.60%, 6/15/43	United States	96,000	98,880

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes in Reorganization (continued)
Electric Utilities (continued)
[h]Pacific Gas & Electric Co., (continued)
senior bond, 4.75%, 2/15/44	United States	196,000	$206,290
senior bond, 4.30%, 3/15/45	United States	57,000	57,570
senior bond, 4.25%, 3/15/46	United States	38,000	38,380
senior bond, 4.00%, 12/01/46	United States	11,000	10,697
senior note, 3.30%, 12/01/27	United States	329,000	321,598
[d]senior note, 144A, 4.25%, 8/01/23	United States	39,000	39,780
[d]senior note, 144A, 4.65%, 8/01/28	United States	161,000	169,050

			1,956,072

Oil, Gas & Consumable Fuels 0.0%†
[e,h]Petroleos de Venezuela SA, senior note, Reg S, 6.00%, 10/28/22	Venezuela	98,020	10,292

Total Corporate Bonds and Notes in Reorganization (Cost $1,855,658)			1,966,364

[g]Senior Floating Rate Interests 2.9%
Communications Equipment 0.2%
[i]Riverbed Technology Inc., Term Loan B, 5.37%, (1-Month USD LIBOR + 3.25%), 4/24/22	United States	335,698	281,147

Containers & Packaging 0.2%
Flex Acquisition Co. Inc., Term Loan B, 5.569%, (1-Month USD LIBOR + 3.25%), 6/29/25	United States	193,721	185,142

Diversified Consumer Services 0.3%
[i]Advantage Sales & Marketing Inc.,
Term Loan 1L, 5.58%, (1-Month USD LIBOR + 3.25%), 7/23/21	United States	197,018	183,128
Term Loan B2, 5.58%, (1-Month USD LIBOR + 3.25%), 7/23/21	United States	211,726	196,800

			379,928

Diversified Telecommunication Services 1.0%
CenturyLink Inc., Term Loan B, 4.862%, (3-Month USD LIBOR + 2.75%), 1/31/25	United States	574,279	567,220
Digicel International Finance Ltd., Term Loan B, 5.34%, (1-Month USD LIBOR + 3.25%), 5/27/24	Saint Lucia	283,771	244,162
Intelsat Jackson Holdings SA, Term Loan B5, 6.625%, 1/02/24	Luxembourg	347,489	350,529

			1,161,911

Electronic Equipment, Instruments & Components 0.2%
[i]Veritas U.S. Inc., Term Loan B1, 6.612%-6.83%, (1-Month USD LIBOR + 4.50%), 1/27/23	United States	215,740	205,582

Multiline Retail 0.2%
[i]The Neiman Marcus Group LLC, Term Loan, 8.228%, (1-Month USD LIBOR + 3.25%), 10/25/23	United States	366,551	300,801

Specialty Retail 0.8%
[i]PetSmart Inc., Term Loan B2, 6.21%, (1-Month USD LIBOR + 4.00%), 3/11/22	United States	770,859	748,938

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

[g]Senior Floating Rate Interests (continued)
Specialty Retail (continued)
Staples Inc., Term Loan B, 7.197%, (1-Month USD LIBOR + 5.00%), 4/16/26	United States	242,796		$233,843

				982,781

Total Senior Floating Rate Interests (Cost $3,424,998)				3,497,292

Credit-Linked Notes (Cost $155,493) 0.1%
[d]JPMorgan Chase Bank NA, senior note, (Egypt Treasury Bill), 144A, 16.00%, 6/13/22	Egypt	2,500,000	EGP	156,584

Foreign Government and Agency Securities 5.6%
Argentina Treasury Bill, Strip,
7/29/20	Argentina	4,350,070	ARS	48,503
10/29/20	Argentina	2,733,783	ARS	22,970
Government of Argentina,
3.38% to 3/31/29, 4.74% thereafter, 12/31/38	Argentina	268,000	EUR	109,682
senior bond, 3.38%, 12/31/38	Argentina	45,282	EUR	17,630
[g]senior note, FRN, 67.014%, (ARLLMONP), 6/21/20	Argentina	1,733,578	ARS	9,987
senior note, 6.875%, 4/22/21	Argentina	275,000		117,565
[e]senior note, Reg S, 3.875%, 1/15/22	Argentina	200,000	EUR	102,750
senior note, 5.625%, 1/26/22	Argentina	568,000		227,200
senior note, 4.625%, 1/11/23	Argentina	113,000		44,749
[e]Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	200,000		227,753
[e]Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	200,000		218,502
[e]Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	200,000		212,300
Government of Poland, senior bond, 2.75%, 10/25/29	Poland	1,811,000	PLN	495,509
Government of Russia,
senior bond, 7.25%, 5/10/34	Russia	137,527,000	RUB	2,070,945
[e]senior note, Reg S, 5.00%, 4/29/20	Russia	100,000		102,011
[e]senior note, Reg S, 4.50%, 4/04/22	Russia	200,000		212,033
senior note, 7.40%, 7/17/24	Russia	24,043,000	RUB	370,346
[e]Government of Saudi Arabia, Reg S,
senior bond, 5.25%, 1/16/50	Saudi Arabia	200,000		258,273
senior note, 2.375%, 10/26/21	Saudi Arabia	200,000		201,726
Government of South Africa, senior bond,
5.50%, 3/09/20	South Africa	322,000		326,556
R186, 10.50%, 12/21/26	South Africa	8,549,107	ZAR	633,317
Government of Turkey,
senior bond, 7.00%, 6/05/20	Turkey	417,000		425,382
senior bond, 5.75%, 5/11/47	Turkey	200,000		164,457
senior note, 6.35%, 8/10/24	Turkey	200,000		199,252

Total Foreign Government and Agency Securities (Cost $7,669,154)				6,819,398

U.S. Government and Agency Securities 0.8%
U.S. Treasury Bond, 3.00%, 2/15/48	United States	291,000		356,799
U.S. Treasury Note, 2.25%, 4/30/24	United States	539,000		559,349

Total U.S. Government and Agency Securities (Cost $830,017)				916,148

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities 38.5%
Diversified Financial Services 18.0%
[j]Adjustable Rate Mortgage Trust, 2005-4, 3A1, FRN, 5.104%, 8/25/35	United States	71,302	$71,307
Alternative Loan Trust, 2005-J10, 2A4, 6.00%, 10/25/35	United States	448,661	343,266
[d,k]Ashford Hospitality Trust, 2018-ASHF, E, 144A, FRN, 5.295%, (1-Month USD LIBOR + 3.10%), 4/15/35	United States	1,250,000	1,260,873
[k]Asset Backed Securities Corp. Home Equity Loan Trust, 2001-HE1, M2, FRN, 3.92%, (1-Month USD LIBOR + 1.73%), 4/15/31	United States	421,674	429,122
Bear Stearns ALT-A Trust, FRN,
[j]2004-12, 2A4, 4.165%, 1/25/35	United States	325,656	319,001
[k]2004-6, B1, 4.995%, (1-Month USD LIBOR + 2.85%), 7/25/34	United States	346,495	371,902
[d,k]Carlyle Global Market Strategies CLO Ltd., 2018-1A, CR, 144A, FRN, 5.028%, (3-Month USD LIBOR + 2.75%), 4/20/27	United States	2,500,000	2,455,764
[d]Castlelake Aircraft Securitization Trust, 2018-1, A, 144A, 4.125%, 6/15/43	United States	605,415	621,198
Chaseflex Trust, 2005-2, 1A1, 6.00%, 6/25/35	United States	522,965	511,708
Citimortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	41,027	40,875
[d,k]CLNS Trust, 2017-IKPR, E, 144A, FRN, 5.701%, (1-Month USD LIBOR + 3.50%), 6/11/32	United States	400,000	401,714
[d,k]Connecticut Avenue Securities Trust, 2019-R01, 2M2, 144A, FRN, 4.595%, (1-Month USD LIBOR + 2.45%), 7/25/31	United States	250,000	253,125
Delta Funding Home Equity Loan Trust, 2000-2, M2, 8.86%, 8/15/30	United States	353,385	313,543
[d,k]FHLMC, 2019-FTR1, B2, 144A, FRN, 10.495%, (1-Month USD LIBOR + 8.35%), 1/25/48	United States	350,000	407,984
[k,l]FNMA, 2011-11, SA, IO, FRN, 4.305%, (6.45% - 1-Month USD LIBOR), 11/25/41	United States	2,441,942	512,257
[d,k]Goldentree Loan Management US CLO 1 Ltd., 2017-1A, D, 144A, FRN, 5.628%, (3-Month USD LIBOR + 3.35%), 4/20/29	United States	1,000,000	1,001,395
[d,k]GPMT Ltd., 2019-FL2, D, 144A, FRN, 5.145%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	1,000,000	1,006,925
[d,k]Grippen Park CLO Ltd., 2017-1A, D, 144A, FRN, 5.578%, (3-Month USD LIBOR + 3.30%), 1/20/30	United States	500,000	492,052
[k]GSAMP Trust, 2004-HE2, M2, FRN, 3.916%, (1-Month USD LIBOR + 1.65%), 9/25/34	United States	151,063	151,532
[d]GSMSC Pass-Through Trust, 144A, FRN,
[k]2009-4R, 2A3, 2.716%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	825,950	454,789
[j]2009-5R, 3A2, 5.50%, 10/26/35	United States	267,208	236,519
[d,k]Home Partners of America Trust, 144A, FRN,
2017-1, F, 5.721%, (1-Month USD LIBOR + 3.54%), 7/17/34	United States	500,000	502,046
2018-1, E, 4.032%, (1-Month USD LIBOR + 1.85%), 7/17/37	United States	1,200,000	1,204,041
JPMorgan Mortgage Acquisition Trust, 2007-CH2, AF2, 4.648%, 1/25/37	United States	185,950	136,464
[d,k]KREF Ltd., 2018-FL1, D, 144A, FRN, 4.747%, (1-Month USD LIBOR + 2.55%), 6/15/36	United States	300,000	302,440
[d,k]Madison Park Funding XXI Ltd., 2016-21A, B, 144A, FRN, 5.026%, (3-Month USD LIBOR + 2.75%), 7/25/29	United States	500,000	500,370
[d,k]Madison Park Funding XXIII Ltd., 2017-23A, C, 144A, FRN, 4.606%, (3-Month USD LIBOR + 2.35%), 7/27/30	United States	500,000	496,739
[k]Morgan Stanley ABS Capital I Inc. Trust, 2004-NC6, M3, FRN, 4.32%, (1-Month USD LIBOR + 2.18%), 7/25/34	United States	96,808	97,395

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[d,k]Morgan Stanley RE-REMIC Trust, 2013-R8, 2B2, 144A, FRN, 3.106%, (1-Month USD LIBOR + 0.42%), 9/26/36	United States	992,609	$700,309
[k]National Collegiate Student Loan Trust, 2006-1, A5, FRN, 2.495%, (1-Month USD LIBOR + 0.35%), 3/25/33	United States	160,020	151,183
[d]Sapphire Aviation Finance I Ltd., 2018-1A, B, 144A, 5.926%, 3/15/40	United States	826,335	870,381
[j]Seasoned Credit Risk Transfer Trust,
[d]2016-1, M2, 144A, FRN, 3.75%, 9/25/55	United States	500,000	477,051
2017-3, M1, FRN, 4.00%, 7/25/56	United States	40,000	39,531
[d]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	866,667	890,535
[d,k]STACR Trust, 144A, FRN,
2018-HRP1, B1, 5.895%, (1-Month USD LIBOR + 3.75%), 4/25/43	United States	800,000	833,069
2018-HRP1, B2, 13.895%, (1-Month USD LIBOR + 11.75%), 4/25/43	United States	247,986	295,523
[j]STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 4.868%, 4/25/37	United States	109,736	89,769
[k]Suntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 2.795%, (1- Month USD LIBOR + 0.65%), 12/25/35	United States	243,364	205,307
[k]Terwin Mortgage Trust, 2003-6HE, M2, FRN, 4.77%, (1-Month USD LIBOR + 2.63%), 11/25/33	United States	156,271	145,261
[d,k]TPG Real Estate Finance Issuer Ltd., 2018-FL2, D, 144A, FRN, 4.897%, (1-Month USD LIBOR + 2.70%), 11/15/37	United States	300,000	301,777
Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%, 7/25/37	United States	200,518	201,978
[d]Wendys Funding LLC, 2018-1A, A2I, 144A, 3.573%, 3/15/48	United States	492,500	505,054
[d,k]Westchester CLO Ltd., 2007-1A, E, 144A, FRN, 6.553%, (3- Month USD LIBOR + 4.30%), 8/01/22	United States	714,538	716,729
[d,k]Zais CLO 1 Ltd., 2018-1A, CR, 144A, FRN, 5.713%, (3-Month USD LIBOR + 3.41%), 4/15/28	United States	500,000	476,627

			21,796,430

Mortgage Real Estate Investment Trusts (REITs) 20.5%
[j]American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 4.357%, 11/25/35	United States	156,581	139,006
[j]Banc of America Mortgage Trust, FRN,
2005-K, 2A1, 4.408%, 12/25/35	United States	236,355	233,637
2005-L, 1A1, 4.375%, 1/25/36	United States	235,013	218,379
2005-L, 3A1, 4.647%, 1/25/36	United States	317,910	308,109
[d,j]BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 4.171%, 3/26/37	United States	363,775	323,469
[j]Bear Stearns ARM Trust, FRN,
2002-11, 1A2, 4.434%, 2/25/33	United States	4,793	4,555
2006-2, 4A1, 4.007%, 7/25/36	United States	63,114	58,421
[d,k]BX Trust, 144A, FRN,
2017-APPL, E, 5.345%, (1-Month USD LIBOR + 3.15%), 7/15/34	United States	1,530,000	1,536,447
2017-SLCT, E, 5.345%, (1-Month USD LIBOR + 3.15%), 7/15/34	United States	637,500	640,961
Citigroup Mortgage Loan Trust,
[k]2004-OPT1, M4, FRN, 3.15%, (1-Month USD LIBOR + 1.01%), 10/25/34	United States	588,602	559,362
2006-WF1, A2E, 4.892%, 3/25/36	United States	476,650	320,771
[j]2007-AR5, 2A1A, FRN, 4.597%, 4/25/37	United States	143,041	138,666
[d,k]2008-RR1, A1A1, 144A, FRN, 2.215%, (1-Month USD LIBOR + 0.07%), 1/25/37	United States	737,475	683,606

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Countrywide Alternative Loan Trust,
2005-73CB, 1A2, 6.25%, 1/25/36	United States	199,381	$209,360
[k]2005-IM1, A1, FRN, 2.745%, (1-Month USD LIBOR + 0.60%), 1/25/36	United States	167,147	163,850
2006-4CB, 2A3, 5.50%, 4/25/36	United States	90,762	89,728
CS First Boston Mortgage Securities Corp.,
2002-9, 1A2, 7.50%, 3/25/32	United States	502,748	577,887
[j]2004-AR3, CB2, FRN, 4.69%, 4/25/34	United States	149,173	142,366
[d,k]2004-CF2, 2M2, 144A, FRN, 3.545%, (1-Month USD LIBOR + 1.40%), 5/25/44	United States	292,502	282,058
CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	856,087	503,457
[d,j]FHLMC Seasoned Credit Risk Transfer Trust, 2017-2, M1, 144A, FRN, 4.00%, 8/25/56	United States	2,000,000	2,017,432
[d,j]FHLMC Structured Agency Credit Risk Debt Notes, 144A, FRN,
2017-SPI1, M2, 3.981%, 9/25/47	United States	150,000	149,754
2018-SPI1, M2, 3.741%, 2/25/48	United States	693,000	676,276
2018-SPI2, M2, 3.817%, 5/25/48	United States	350,000	343,438
2018-SPI3, M2, 4.161%, 8/25/48	United States	400,000	405,009
2018-SPI4, M2, 4.459%, 11/25/48	United States	850,000	855,498
[j]First Horizon Alternative Mortgage Securities Trust, 2004-AA2, 2A1, FRN, 4.455%, 8/25/34	United States	267,396	268,527
GSR Mortgage Loan Trust,
2004-6F, 2A4, 5.50%, 5/25/34	United States	191,425	199,744
[j]2004-9, B1, FRN, 4.425%, 8/25/34	United States	150,626	146,690
[j]2005-AR6, B1, FRN, 4.733%, 9/25/35	United States	635,933	585,276
2007-1F, 1A1, 5.00%, 12/25/35	United States	229,812	255,688
Home Equity Mortgage Trust, 2004-6, M2, 5.821%, 4/25/35	United States	37,332	37,294
Impac CMB Trust,
2004-4, 2A2, 4.753%, 9/25/34	United States	176,626	190,779
[k]2004-8, 3B, FRN, 4.77%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	140,439	138,964
[k]2005-2, 2B, FRN, 4.62%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	122,252	118,720
[k]2005-4, 2B1, FRN, 4.62%, (1-Month USD LIBOR + 2.48%), 5/25/35	United States	148,392	146,169
[k]2005-4, 2M1, FRN, 2.895%, (1-Month USD LIBOR + 0.75%), 5/25/35	United States	173,124	162,941
[k]2005-8, 2B, FRN, 4.395%, (1-Month USD LIBOR + 2.25%), 2/25/36	United States	146,900	144,113
IndyMac Index Mortgage Loan Trust, FRN,
[k]2004-AR14, 2A1A, 2.865%, (1-Month USD LIBOR + 0.72%), 1/25/35	United States	690,302	594,393
[j]2005-AR21, 4A1, 4.012%, 10/25/35	United States	408,777	391,384
[k]2006-AR12, A1, 2.335%, (1-Month USD LIBOR + 0.19%), 9/25/46	United States	127,005	121,611
[k]2006-AR29, A2, 2.225%, (1-Month USD LIBOR + 0.08%), 11/25/36	United States	168,900	162,407
[j]J.P. Morgan Mortgage Trust,
2006-A5, 6A1, FRN, 3.899%, 8/25/36	United States	361,311	331,074
2006-A7, 2A3, FRN, 4.173%, 1/25/37	United States	151,274	146,140
2007-A2, 2A1, FRN, 4.476%, 4/25/37	United States	220,813	207,750
[d]2019-2, B4, 144A, FRN, 4.673%, 8/25/49	United States	595,509	580,068

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
[d,k]JPMorgan Chase Commercial Mortgage Securities Trust, 2018-ASH8, F, 144A, FRN, 6.195%, (1-Month USD LIBOR + 4.00%), 2/15/35	United States	1,000,000	$1,010,007
Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	98,819	101,176
MASTR Adjustable Rate Mortgages Trust, FRN,
[j]2004-10, B1, 4.386%, 10/25/34	United States	555,974	346,649
[k]2006-OA1, 1A1, 2.355%, (1-Month USD LIBOR + 0.21%), 4/25/46	United States	409,386	379,944
[k]MASTR Asset Backed Securities Trust, 2006-HE2, A3, FRN, 2.295%, (1-Month USD LIBOR + 0.15%), 6/25/36	United States	1,158,052	656,619
[j]MASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN, 4.739%, 10/25/32	United States	64,281	66,447
[d,k]Motel 6 Trust, 2017-MTL6, F, 144A, FRN, 6.445%, (1-Month USD LIBOR + 4.25%), 8/15/34	United States	273,671	276,013
[k]New Century Home Equity Loan Trust, 2003-4, M1, FRN, 3.27%, (1-Month USD LIBOR + 1.13%), 10/25/33	United States	597,452	600,284
[j]Provident Funding Mortgage Loan Trust, FRN,
2003-1, B1, 4.876%, 8/25/33	United States	65,823	63,966
2004-1, B1, 4.877%, 4/25/34	United States	35,122	33,851
[j]RALI Trust, FRN,
2005-QA2, NB1, 4.279%, 2/25/35	United States	26,458	23,793
2005-QA8, NB2, 4.018%, 7/25/35	United States	90,477	81,375
2005-QA8, NB3, 5.086%, 7/25/35	United States	10,421	8,331
Residential Asset Securitization Trust, 2006-A1, 1A1, 6.00%, 4/25/36	United States	432,167	318,104
[j]RFMSI Trust, 2007-SA2, 3A, FRN, 5.141%, 4/25/37	United States	1,372,694	693,812
[k]Securitized Asset Backed Receivables LLC Trust, 2004-OP2, A2, FRN, 2.845%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	193,295
[j]Structured ARM Loan Trust, FRN,
2004-2, 1A1, 5.17%, 3/25/34	United States	134,807	136,425
2004-4, B1, 4.644%, 4/25/34	United States	453,191	422,544
[j]Wachovia Mortgage Loan Trust LLC, 2005-B, 1A1, FRN, 4.532%, 10/20/35	United States	552,175	547,707
[k]WaMu Mortgage Pass-Through Certificates Trust, 2007-OA3, 2A1A, FRN, 3.242%, (1 Year CMT + 0.76%), 4/25/47	United States	66,460	66,784
[k]Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B, FRN, 2.225%, (1-Month USD LIBOR + 0.08%), 5/25/36	United States	326,701	252,398
[j]Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, FRN,
2003-AR2, M, 3.734%, 5/25/33	United States	1,018,680	987,547
2003-AR3, B1, 4.262%, 6/25/33	United States	302,517	281,995
Wells Fargo Mortgage Backed Securities Trust,
[j]2004-G, B1, FRN, 4.99%, 6/25/34	United States	192,224	183,447
[j]2005-AR2, 2A2, FRN, 5.143%, 3/25/35	United States	63,470	65,778
2006-19, A4, 5.25%, 12/26/36	United States	209,380	210,901
2007-3, 3B1, 5.50%, 4/25/22	United States	213,524	202,422

			24,722,848

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $45,038,760)			46,519,278

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Municipal Bonds in Reorganization 0.8%
Puerto Rico 0.8%
[h]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/39	United States	230,000		$148,350
5.00%, 7/01/41	United States	225,000		141,750
[h]Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	1,105,000		614,656

Total Municipal Bonds in Reorganization (Cost $789,888)				904,756

	Number of Contracts	Notional Amount#

Options Purchased 0.0%†

Calls – Exchange-Traded 0.0%†
At Home Group Inc., December Strike Price $10.00, Expires 12/20/19	59	5,900		2,950
Energy Transfer LP, September Strike Price $14.00, Expires 9/20/19	45	4,500		720
Energy Transfer LP, January Strike Price $14.00, Expires 1/17/20	90	9,000		6,300
Tenneco Inc., A, January Strike Price $13.00, Expires 1/17/20	141	14,100		5,993

				15,963

Interest Rate Swaptions - Over-the-Counter 0.0%†
Pay fixed 2.24%, receive 3-Month USD LIBOR, Counterparty JPHQ, Expires 4/30/20	1	806,000		1,956

Puts – Exchange-Traded 0.0%†
Edison International, October Strike Price $50.00, Expires 10/18/19	35	3,500		875
S&P 500 Index, September Strike Price $2,700.00, Expires 9/20/19	22	2,200		16,170
S&P 500 Index, September Strike Price $2,725.00, Expires 9/20/19	8	800		7,256
VanEck Vectors Semiconductor ETF, November Strike Price $100.00, Expires 11/15/19	28	2,800		4,284

				28,585

Puts – Over-the-Counter 0.0%†
Softbank Group Corp., January Strike Price 4,350.00 JPY, Counterparty GSCO, Expires 1/09/20	6,000	6,000		23,582

Total Options Purchased (Cost $90,239)				70,086

Total Investments before Short Term Investments (Cost $87,482,710)				88,568,911

	Country	Principal Amount*

Short Term Investments 24.5%

Corporate Bonds and Notes (Cost $225,579) 0.2%
Banks 0.2%
[d]ICBC Standard Bank PLC, G, senior note, 144A, zero cpn., 10/18/19	United Kingdom	6,000,000	UAH	234,531

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Short Term Investments (continued)

Credit-Linked Notes 1.5%
Citigroup Global Markets Holdings Inc., senior note,
[d](Arab Republic of Egypt), 144A, zero cpn., 9/19/19	Egypt	3,585,513	EGP	$214,786
(The Federal Republic of Nigeria), zero cpn., 10/15/19	Nigeria	75,843,282	NGN	206,263
[d](Ukraine), 144A, zero cpn., 10/21/19	Ukraine	5,960,574	UAH	232,554
[d](The Federal Republic of Nigeria), 144A, zero cpn., 10/28/19	Nigeria	100,000,000	NGN	270,626
[d](Arab Republic of Egypt), 144A, zero cpn., 1/09/20	Egypt	5,000,000	EGP	285,079
Goldman Sachs International, senior note, (Nigeria OMO Bill),zero cpn., 9/30/19	Nigeria	84,967,000	NGN	232,107
[d]HSBC Bank PLC, (Egypt Treasury Bill), 144A, zero cpn., 11/07/19	Egypt	4,450,000	EGP	261,192
[d]JPMorgan Chase Bank NA, senior note, (Egypt Treasury Bill), 144A, zero cpn., 7/09/20	Egypt	1,500,000	EGP	78,963

Total Credit-Linked Notes (Cost $1,762,244)				1,781,570

		Shares

Money Market Funds (Cost $24,712,098) 20.4%
[m]Fidelity Investments Money Market Government Portfolio, Institutional, 2.00%	United States	24,712,098		24,712,098

		Principal Amount*

Repurchase Agreements (Cost $2,935,275) 2.4%
[n]Joint Repurchase Agreement, 2.146%, 9/03/19 (Maturity Value $2,935,975)	United States	2,935,275		2,935,275
BNP Paribas Securities Corp. (Maturity Value $1,798,578)
Deutsche Bank Securities Inc. (Maturity Value $777,681)
HSBC Securities (USA) Inc. (Maturity Value $359,716)
Collateralized by U.S. Government Agency Securities, 0.00% - 3.00%,
9/15/26 - 2/20/47; and U.S. Treasury Notes, 1.50% - 3.125%,
5/15/21 - 4/30/24; (valued at $2,995,687)

Total Investments (Cost $117,117,906) 97.8%				$118,232,385

Options Written (0.0)%†				(8,846)

Securities Sold Short (8.2)%				(9,843,288)

Other Assets, less Liabilities 10.4%				12,565,305

Net Assets 100.0%				$120,945,556

	Number of Contracts	Notional Amount#

Options Written (0.0)%†

Calls – Exchange-Traded (0.0)%†
Clearway Energy Inc., C, September Strike Price $17.50, Expires 9/20/19	62	6,200		(3,100)

Puts – Exchange-Traded (0.0)%†
Edison International, October Strike Price $40.00, Expires 10/18/19	35	3,500		(175)
Energy Transfer LP, September Strike Price $12.00, Expires 9/20/19	45	4,500		(112)
Energy Transfer LP, January Strike Price $12.00, Expires 1/17/20	90	9,000		(4,185)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Number of Contracts	Notional Amount#		Value

Options Written (continued)

Puts – Exchange-Traded (continued)
VanEck Vectors Semiconductor ETF, November Strike Price $95.00, Expires 11/15/19	14	1,400		$(1,274)

				(5,746)

Total Options Written (Premiums Received $18,715)				(8,846)

	Country	Shares

Securities Sold Short (8.2)%

Common Stocks (0.3)%
Equity Real Estate Investment Trusts (REITs) (0.1)%
Seritage Growth Properties, A	United States	4,907		(191,815)

Internet & Direct Marketing Retail (0.2)%
Wayfair Inc., A	United States	1,711		(192,898)

Total Common Stocks (Proceeds $395,855)				(384,713)

		Principal
		Amount*

Corporate Bonds and Notes (7.1)%
Auto Components (0.4)%
[d]Drivetime Automotive Group Inc. / Bridgecrest Acceptance Corp., senior secured note, 144A, 8.00%, 6/01/21	United States	179,000		(181,797)
[e]Garrett LX I Sarl / Garrett Borrowing LLC, senior note, Reg S, 5.125%, 10/15/26	Switzerland	100,000	EUR	(106,109)
[d]Panther Bf Aggregator 2 LP / Panther Finance Co. Inc., 144A,
senior note, 8.50%, 5/15/27	United States	125,000		(122,187)
senior secured note, 6.25%, 5/15/26	United States	108,000		(112,320)

				(522,413)

Automobiles (0.1)%
[e]Jaguar Land Rover Automotive PLC, Reg S, 5.625%, 2/01/23	United Kingdom	150,000		(144,207)

Banks (0.1)%
[e,g,o]China Zheshang Bank Co. Ltd., junior sub. bond, FRN, Reg S, 5.45%, (US 5 Year CMT T-Note + 3.52%), Perpetual	China	72,000		(69,292)

Chemicals (0.2)%
[d]Hexion Inc., senior note, 144A, 7.875%, 7/15/27	United States	296,000		(287,860)

Commercial Services & Supplies (0.4)%
[e]Adani Abbot Point Terminal Pty Ltd., senior secured note, Reg S, 4.45%, 12/15/22	Australia	50,000		(49,577)
[e]Intrum AB, senior note, Reg S, 3.125%, 7/15/24	Sweden	428,000	EUR	(486,714)

				(536,291)

Containers & Packaging (0.0)%†
[d]Flex Acquisition Co. Inc., senior note, 144A, 7.875%, 7/15/26	United States	27,000		(24,502)

Diversified Telecommunication Services (0.2)%
Hughes Satellite Systems Corp., senior note, 6.625%, 8/01/26	United States	183,000		(197,640)

Energy Equipment & Services (0.2)%
Precision Drilling Corp., senior note, 5.25%, 11/15/24	Canada	228,000		(196,650)

Equity Real Estate Investment Trusts (REITs) (0.6)%
Intu Metrocentre Finance PLC, senior secured bond, 4.125%, 12/06/28	United Kingdom	696,000	GBP	(764,828)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Health Care Providers & Services (0.4)%
[d]Mallinckrodt International Finance SA / Mallinckrodt CB LLC, senior note, 144A,
4.875%, 4/15/20	United States	44,000		$(33,220)
5.75%, 8/01/22	United States	778,000		(455,130)

				(488,350)

Hotels, Restaurants & Leisure (0.0)%†

[e]Thomas Cook Group PLC, senior note, Reg S, 6.25%, 6/15/22	United Kingdom	200,000	EUR	(36,227)

Independent Power & Renewable Electricity Producers (0.8)%
NRG Energy Inc.,
[d]senior bond, 144A, 5.25%, 6/15/29	United States	489,000		(522,408)
senior note, 5.75%, 1/15/28	United States	438,000		(473,588)

				(995,996)

Machinery (0.2)%
[e]Loxam SAS, senior sub. note, Reg S, 6.00%, 4/15/25	France	151,000	EUR	(175,291)
[e]Tereos Finance Groupe I SA, senior note, Reg S, 4.125%, 6/16/23	France	100,000	EUR	(86,332)

				(261,623)

Marine (0.1)%
[e]CMA CGM SA, senior note, Reg S, 6.50%, 7/15/22	France	100,000	EUR	(94,764)

Media (1.9)%
Altice Luxembourg SA, senior bond,
[d]144A, 7.625%, 2/15/25	Luxembourg	358,000		(371,425)
[e]Reg S, 6.25%, 2/15/25	Luxembourg	525,000	EUR	(604,374)
[d]Diamond Sports Group LLC / Diamond Sports Finance Co.,senior note, 144A, 6.625%, 8/15/27	United States	927,000		(973,350)
[e]Virgin Media Finance PLC, senior note, Reg S, 4.50%, 1/15/25	United Kingdom	255,000	EUR	(290,424)

				(2,239,573)

Metals & Mining (0.1)%
[d]First Quantum Minerals Ltd., senior note, 144A,
7.25%, 5/15/22	Zambia	48,000		(46,920)
7.25%, 4/01/23	Zambia	12,000		(11,340)

				(58,260)

Oil, Gas & Consumable Fuels (0.7)%
Antero Resources Corp., senior note, 5.00%, 3/01/25	United States	259,000		(225,330)
Petroleos Mexicanos, senior note, 6.875%, 8/04/26	Mexico	150,000		(157,847)
Southwestern Energy Co., senior bond, 7.75%, 10/01/27	United States	594,000		(519,750)

				(902,927)

Pharmaceuticals (0.1)%
Teva Pharmaceutical Finance Netherlands III BV, senior note,
2.80%, 7/21/23	Israel	59,000		(49,855)
6.75%, 3/01/28	Israel	59,000		(49,879)

				(99,734)

Professional Services (0.0)%†
[d]Acosta Inc., senior note, 144A, 7.75%, 10/01/22	United States	59,000		(6,195)

Software (0.2)%
[d]Veritas U.S. Inc. / Veritas Bermuda Ltd., senior note, 144A, 10.50%, 2/01/24	United States	204,000		(192,780)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Specialty Retail (0.1)%
Bed Bath & Beyond Inc., senior bond,
3.749%, 8/01/24	United States	132,000		$(125,140)
4.915%, 8/01/34	United States	15,000		(11,132)

				(136,272)

Wireless Telecommunication Services (0.3)%
[e]Softbank Group Corp., senior bond, Reg S, 5.125%, 9/19/27	Japan	300,000		(310,393)

Total Corporate Bonds and Notes (Proceeds $9,057,507)				(8,566,777)

Foreign Government and Agency Securities (Proceeds $563,432) (0.6)%
[e]Italian Treasury Bond, senior bond, Reg S, 3.00%, 8/01/29	Italy	491,000	EUR	(639,992)

U.S. Government and Agency Securities (0.2)%
U.S. Treasury Note,
2.00%, 5/31/24	United States	101,000		(103,773)
2.875%, 5/15/28	United States	133,000		(148,033)

Total U.S. Government and Agency Securities (Proceeds $235,559)				(251,806)

Total Securities Sold Short (Proceeds $10,252,353)				$(9,843,288)

†	Rounds to less than 0.1% of net assets.

*	The principal amount is stated in U.S. dollars unless otherwise indicated.

#

Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

[a]	Non-income producing.

[b]

A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At August 31, 2019, the aggregate value of these securities and/or cash pledged amounted to $8,870,046, representing 7.3% of net assets.

[c]	A portion or all of the security is held in connection with written option contracts open at period end.

[d]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2019, the net value of these securities was $43,979,666, representing 36.4% of net assets.

[e]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2019, the net value of these securities was $(1,181,354), representing (1.0)% of net assets.

[f]	Income may be received in additional securities and/or cash.

[g]	The coupon rate shown represents the rate at period end.

[h]	Defaulted security or security for which income has been deemed uncollectible.

[i]	See Note 4 regarding unfunded loan commitments.

[j]

Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

[k]	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

[l]

Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.

[m]	The rate shown is the annualized seven-day yield at period end.

[n]

Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At August 31, 2019, all repurchase agreements had been entered into on August 30, 2019.

[o]	Perpetual security with no stated maturity date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2019, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
S&P 500 E-Mini Index	Short	2	$292,480	9/20/19	$(3,014)

Interest Rate Contracts
Euro BUXL 30 Yr. Bond	Short	1	246,516	9/06/19	(31,050)
U.S. Treasury Long Bond	Long	1	165,250	12/19/19	373

					(30,677)

Total Futures Contracts					$(33,691)

*As of period end.

At August 31, 2019, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	5,180,134	$1,309,314	9/04/19	$–	$(58,714)
Brazilian Real	JPHQ	Sell	5,180,134	1,249,809	9/04/19	547	(1,338)
Colombian Peso	JPHQ	Buy	1,808,749,152	529,571	9/18/19	–	(4,542)
Colombian Peso	JPHQ	Sell	1,808,749,152	553,749	9/18/19	28,719	–
Euro	JPHQ	Buy	124,366	139,068	9/18/19	–	(2,189)
Euro	JPHQ	Sell	538,017	605,043	9/18/19	12,893	–
Indian Rupee	JPHQ	Buy	10,211,266	145,211	9/18/19	–	(2,487)
Indian Rupee	JPHQ	Sell	10,211,266	144,288	9/18/19	1,564	–
Indonesian Rupiah	JPHQ	Buy	3,210,383,847	221,353	9/18/19	4,711	(191)
Indonesian Rupiah	JPHQ	Sell	14,531,797,574	1,006,713	9/18/19	2,489	(18,189)
Mexican Peso	JPHQ	Buy	3,999,385	206,207	9/18/19	–	(7,276)
Mexican Peso	JPHQ	Sell	3,999,385	206,463	9/18/19	7,532	–
Polish Zloty	JPHQ	Sell	2,024,076	513,851	9/18/19	5,243	–
Russian Ruble	JPHQ	Buy	12,854,025	201,446	9/18/19	–	(9,228)
Russian Ruble	JPHQ	Sell	125,723,535	1,928,535	9/18/19	48,477	–
South African Rand	JPHQ	Buy	450,475	31,766	9/18/19	–	(2,139)
South African Rand	JPHQ	Sell	13,154,989	898,410	9/18/19	33,226	–
Turkish Lira	JPHQ	Buy	2,466,941	428,373	9/18/19	–	(8,030)
Turkish Lira	JPHQ	Sell	2,466,941	440,257	9/18/19	19,914	–
Euro	JPHQ	Sell	460,000	520,423	9/30/19	13,658	–
Brazilian Real	JPHQ	Buy	2,590,067	622,695	10/02/19	1,418	–

Total Forward Exchange Contracts						$180,391	$(114,323)

Net unrealized appreciation (depreciation)						$66,068

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2019, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name

Government of Mexico	(1.00)%	Quarterly		6/20/23	449,000		$(1,848)	$(63)	$(1,785)
Government of Mexico	(1.00)%	Quarterly		12/20/23	417,000		263	4,899	(4,636)
Government of South Africa	(1.00)%	Quarterly		6/20/22	376,000		2,406	19,788	(17,382)
Government of South Africa	(1.00)%	Quarterly		6/20/24	900,000		31,731	39,510	(7,779)
Government of South Korea	(1.00)%	Quarterly		6/20/24	405,474		(12,641)	(13,756)	1,115
Government of Turkey	(1.00)%	Quarterly		6/20/22	6,000		428	316	112
Government of Turkey	(1.00)%	Quarterly		6/20/24	462,000		62,535	46,375	16,160

Traded Index

CDX.NA.HY.25	(5.00)%	Quarterly		12/20/20	1,357,800		(46,762)	13,578	(60,340)
CDX NA.HY.32	(5.00)%	Quarterly		6/20/24	1,762,200		(117,545)	(104,621)	(12,924)

Contracts to Sell Protection[c,d]

Single Name

Government of Russia	1.00%	Quarterly		6/20/24	865,000		574	(13,426)	14,000	BBB-
Government of South Africa	1.00%	Quarterly		12/20/22	184,000		(2,277)	(3,412)	1,135	BB
Government of Turkey	1.00%	Quarterly		12/20/22	136,000		(11,895)	(6,150)	(5,745)	B+

Total Centrally Cleared Swap Contracts							$(95,031)	$(16,962)	$(78,069)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty

Altice Luxembourg S.A.	(5.00)%	Quarterly	BZWS	12/20/22	18,000	EUR	(1,747)	235	(1,982)
Altice Luxembourg S.A.	(5.00)%	Quarterly	BZWS	12/20/22	74,000	EUR	(7,184)	727	(7,911)
Altice Luxembourg S.A.	(5.00)%	Quarterly	CITI	6/20/24	66,000	EUR	(4,792)	1,718	(6,510)
Altice Luxembourg S.A.	(5.00)%	Quarterly	GSCO	6/20/24	66,000	EUR	(4,792)	1,718	(6,510)
Altice Luxembourg S.A.	(5.00)%	Quarterly	JPHQ	12/20/22	94,000	EUR	(9,125)	1,521	(10,646)
Avis Budget Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/22	78,000		(9,583)	(5,022)	(4,561)
Avis Budget Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/22	44,000		(5,406)	(1,685)	(3,721)
CenturyLink Inc.	(1.00)%	Quarterly	BZWS	12/20/23	63,000		3,377	5,956	(2,579)
CenturyLink Inc.	(1.00)%	Quarterly	BZWS	12/20/23	63,000		3,377	6,014	(2,637)
CenturyLink Inc.	(1.00)%	Quarterly	CITI	12/20/23	38,000		2,037	3,530	(1,493)
CenturyLink Inc.	(1.00)%	Quarterly	CITI	12/20/23	63,000		3,377	6,058	(2,681)
CenturyLink Inc.	(1.00)%	Quarterly	GSCO	12/20/23	63,000		3,377	5,896	(2,519)
CenturyLink Inc.	(1.00)%	Quarterly	JPHQ	12/20/23	89,000		4,770	8,444	(3,674)
Dean Foods Co.	(5.00)%	Quarterly	GSCO	12/20/19	125,000		8,744	5,019	3,725
Dean Foods Co.	(5.00)%	Quarterly	GSCO	3/20/20	37,000		4,723	2,581	2,142
Dish DBS Corp.	(5.00)%	Quarterly	BZWS	6/20/24	114,000		(1,818)	(3,593)	1,775
Dish DBS Corp.	(5.00)%	Quarterly	BZWS	6/20/24	57,000		(909)	(2,310)	1,401
Dish DBS Corp.	(5.00)%	Quarterly	CITI	6/20/24	23,000		(367)	(357)	(10)
Dish DBS Corp.	(5.00)%	Quarterly	GSCO	6/20/24	57,000		(909)	(2,381)	1,472
Dish DBS Corp.	(5.00)%	Quarterly	JPHQ	6/20/24	57,000		(909)	(2,310)	1,401
Dish DBS Corp.	(5.00)%	Quarterly	JPHQ	6/20/24	57,000		(909)	109	(1,018)
Government of Mexico	(1.00)%	Quarterly	CITI	6/20/24	301,000		980	1,586	(606)
The Hertz Corp.	(5.00)%	Quarterly	BZWS	6/20/20	62,000		(2,928)	(125)	(2,803)
The Hertz Corp.	(5.00)%	Quarterly	BZWS	12/20/21	27,000		(2,574)	109	(2,683)
The Hertz Corp.	(5.00)%	Quarterly	BZWS	12/20/21	68,000		(6,482)	683	(7,165)
The Hertz Corp.	(5.00)%	Quarterly	BZWS	6/20/22	102,000		(10,546)	8,429	(18,975)
The Hertz Corp.	(5.00)%	Quarterly	BZWS	6/20/24	137,000		(9,459)	1,147	(10,606)
The Hertz Corp.	(5.00)%	Quarterly	GSCO	6/20/20	59,000		(2,787)	–	(2,787)
The Hertz Corp.	(5.00)%	Quarterly	GSCO	12/20/20	138,000		(9,283)	(315)	(8,968)
The Hertz Corp.	(5.00)%	Quarterly	GSCO	12/20/20	96,000		(6,458)	(220)	(6,238)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

The Hertz Corp.	(5.00)%	Quarterly	GSCO	12/20/20	41,000		$(2,758)	$(94)	$(2,664)
The Hertz Corp.	(5.00)%	Quarterly	GSCO	12/20/21	68,000		(6,482)	(1,109)	(5,373)
The Hertz Corp.	(5.00)%	Quarterly	GSCO	12/20/21	68,000		(6,482)	1,085	(7,567)
The Hertz Corp.	(5.00)%	Quarterly	GSCO	12/20/21	68,000		(6,482)	1,218	(7,700)
The Hertz Corp.	(5.00)%	Quarterly	GSCO	12/20/21	136,000		(12,964)	1,363	(14,327)
The Hertz Corp.	(5.00)%	Quarterly	GSCO	6/20/22	68,000		(7,031)	2,339	(9,370)
The Hertz Corp.	(5.00)%	Quarterly	GSCO	6/20/22	69,000		(7,134)	3,349	(10,483)
The Hertz Corp.	(5.00)%	Quarterly	GSCO	6/20/22	42,000		(4,342)	3,469	(7,811)
The Hertz Corp.	(5.00)%	Quarterly	GSCO	6/20/24	274,000		(18,917)	24,489	(43,406)
The Hertz Corp.	(5.00)%	Quarterly	JPHQ	12/20/20	98,000		(6,592)	(1,551)	(5,041)
The Hertz Corp.	(5.00)%	Quarterly	JPHQ	6/20/24	34,000		(2,347)	64	(2,411)
The Hertz Corp.	(5.00)%	Quarterly	JPHQ	6/20/24	44,000		(3,038)	249	(3,287)
The Hertz Corp.	(5.00)%	Quarterly	MSCS	6/20/22	22,000		(2,275)	2,417	(4,692)
Itochu Corp.	(1.00)%	Quarterly	GSCO	6/20/22	17,300,000	JPY	(4,026)	(2,902)	(1,124)
Itochu Corp.	(1.00)%	Quarterly	JPHQ	6/20/22	4,307,000	JPY	(1,002)	(745)	(257)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	6/20/22	5,746,000	JPY	(1,259)	(994)	(265)
JFE Holdings Inc.	(1.00)%	Quarterly	JPHQ	6/20/22	3,802,000	JPY	(833)	(668)	(165)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	12/20/22	64,000		19,147	24,921	(5,774)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/24	38,000		13,909	15,500	(1,591)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	GSCO	12/20/22	12,000		3,590	2,672	918
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	GSCO	6/20/23	62,000		20,299	–	20,299
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	GSCO	6/20/23	62,000		20,299	9,851	10,448
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	JPHQ	12/20/19	32,000		1,067	1,171	(104)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	JPHQ	12/20/19	42,000		1,401	1,364	37
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	MSCS	12/20/23	21,000		7,308	5,725	1,583
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/24	121,000		(61)	265	(326)
Kohl’s Corp.	(1.00)%	Quarterly	BOFA	6/20/24	24,000		371	735	(364)
Kohl’s Corp.	(1.00)%	Quarterly	CITI	6/20/24	24,000		371	756	(385)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	6/20/24	913,000		14,123	9,962	4,161
Kohl’s Corp.	(1.00)%	Quarterly	JPHQ	6/20/24	24,000		371	837	(466)
Kohl’s Corp.	(1.00)%	Quarterly	MSCS	6/20/24	24,000		371	867	(496)
Lloyds Bank PLC	(1.00)%	Quarterly	BOFA	12/20/22	196,000	EUR	(1,171)	(1,608)	437
Lloyds Bank PLC	(1.00)%	Quarterly	GSCO	12/20/23	210,000	EUR	410	306	104
Lloyds Bank PLC	(1.00)%	Quarterly	GSCO	6/20/24	127,000	EUR	(3,730)	950	(4,680)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/22	196,000	EUR	(1,171)	(1,751)	580
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/23	67,000	EUR	131	952	(821)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	6/20/24	121,000	EUR	4,849	6,810	(1,961)
Marubeni Corp.	(1.00)%	Quarterly	GSCO	6/20/22	27,269,000	JPY	(5,826)	(3,784)	(2,042)
Marubeni Corp.	(1.00)%	Quarterly	JPHQ	6/20/22	6,291,000	JPY	(1,344)	(923)	(421)
MBIA Inc.	(5.00)%	Quarterly	GSCO	12/20/23	116,000		(16,807)	(4,126)	(12,681)
MBIA Inc.	(5.00)%	Quarterly	GSCO	12/20/23	35,000		(5,071)	(1,474)	(3,597)
MBIA Inc.	(5.00)%	Quarterly	JPHQ	6/20/21	269,000		(23,386)	(15,422)	(7,964)
MBIA Inc.	(5.00)%	Quarterly	JPHQ	12/20/23	23,000		(3,332)	(802)	(2,530)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	9,678,000	JPY	(1,499)	(417)	(1,082)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,618,000	JPY	(560)	(156)	(404)
Monitchem	(5.00)%	Quarterly	GSCO	6/20/24	115,000	EUR	(19,736)	(17,105)	(2,631)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Nordstrom Inc.	(1.00)%	Quarterly	GSCO	6/20/24	4,000		$161	$202	$(41)
Nordstrom Inc.	(1.00)%	Quarterly	GSCO	6/20/24	22,000		885	1,108	(223)
Nordstrom Inc.	(1.00)%	Quarterly	GSCO	6/20/24	60,800		2,447	3,268	(821)
Novafives SAS	(5.00)%	Quarterly	BZWS	12/20/23	100,000	EUR	(781)	6,457	(7,238)
NRG Energy Inc.	(5.00)%	Quarterly	GSCO	6/20/24	24,000		(4,434)	(4,019)	(415)
Pizzaexpress Financing 1
PLC	(5.00)%	Quarterly	GSCO	12/20/20	61,000	EUR	37,957	11,718	26,239
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	6/20/24	301,000		(7,951)	(4,020)	(3,931)
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	6/20/24	181,000		(4,781)	(2,417)	(2,364)
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	6/20/24	60,000		(1,585)	(885)	(700)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	12/20/23	12,747,000	JPY	2,960	4,834	(1,874)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	12,747,000	JPY	4,113	3,709	404
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	12,747,000	JPY	4,113	4,783	(670)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	25,494,000	JPY	8,226	7,872	354
Softbank Group Corp.	(1.00)%	Quarterly	CITI	6/20/24	31,867,000	JPY	10,282	9,945	337
Softbank Group Corp.	(1.00)%	Quarterly	GSCO	12/20/23	12,747,000	JPY	2,960	4,550	(1,590)
Softbank Group Corp.	(1.00)%	Quarterly	GSCO	12/20/23	12,747,000	JPY	2,960	4,742	(1,782)
Staples Inc.	(5.00)%	Quarterly	BOFA	6/20/24	39,000		(282)	1,352	(1,634)
Staples Inc.	(5.00)%	Quarterly	BZWS	6/20/24	39,000		(282)	145	(427)
Staples Inc.	(5.00)%	Quarterly	BZWS	6/20/24	25,000		(181)	764	(945)
Staples Inc.	(5.00)%	Quarterly	BZWS	6/20/24	65,000		(469)	3,382	(3,851)
Staples Inc.	(5.00)%	Quarterly	BZWS	6/20/24	40,000		(289)	3,045	(3,334)
Staples Inc.	(5.00)%	Quarterly	CITI	6/20/24	4,000		(29)	115	(144)
Staples Inc.	(5.00)%	Quarterly	CITI	6/20/24	25,000		(181)	936	(1,117)
Staples Inc.	(5.00)%	Quarterly	CITI	6/20/24	38,000		(274)	1,405	(1,679)
Staples Inc.	(5.00)%	Quarterly	JPHQ	6/20/24	61,000		(441)	(1,036)	595
Staples Inc.	(5.00)%	Quarterly	JPHQ	6/20/24	25,000		(181)	867	(1,048)
Telecom Italia SpA	(1.00)%	Quarterly	BOFA	6/20/24	57,000	EUR	1,871	2,422	(551)
Telecom Italia SpA	(1.00)%	Quarterly	BZWS	6/20/24	59,000	EUR	1,936	2,952	(1,016)
Transocean Inc.	(5.00)%	Quarterly	BZWS	6/20/22	2,000		(15)	44	(59)
Transocean Inc.	(5.00)%	Quarterly	BZWS	12/20/23	17,000		1,281	1,909	(628)
Transocean Inc.	(1.00)%	Quarterly	BZWS	6/20/24	17,000		4,321	2,289	2,032
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/22	43,000		(322)	1,182	(1,504)
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/23	98,000		5,047	(2,491)	7,538
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/23	109,000		5,613	(1,973)	7,586
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/23	34,000		1,751	(1,694)	3,445
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/23	60,000		4,521	(4,930)	9,451
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/23	60,000		4,521	(4,570)	9,091
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/24	4,000		386	454	(68)
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/24	44,000		4,245	4,832	(587)
Transocean Inc.	(5.00)%	Quarterly	GSCO	6/20/24	54,000		5,209	5,587	(378)

Contracts to Sell Protection[c,d]

Single Name

Avis Budget Group Inc.	5.00%	Quarterly	BZWS	12/20/22	27,000		3,317	1,745	1,572	BB
CMA CGM S.A.	5.00%	Quarterly	GSCO	6/20/20	50,000	EUR	(3,456)	(3,886)	430	B+
K. Hovnanian Enterprises Inc.	5.00%	Quarterly	BZWS	12/20/23	9,000		(3,132)	(4,028)	896	CC
K. Hovnanian Enterprises Inc.	5.00%	Quarterly	GSCO	12/20/19	21,000		(700)	(962)	262	CC
K. Hovnanian Enterprises Inc.	5.00%	Quarterly	GSCO	12/20/23	12,000		(4,176)	(4,523)	347	CC
K. Hovnanian Enterprises Inc.	5.00%	Quarterly	JPHQ	12/20/22	17,000		(5,086)	(6,204)	1,118	CC

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Sell Protection[c,d] (continued)

Single Name (continued)

Thomas Cook Group PLC	5.00%	Quarterly	CITI	6/20/24	151,000	EUR	$(120,907)	$(41,121)	$(79,786)	CCC+
Thomas Cook Group PLC	5.00%	Quarterly	CITI	6/20/24	26,000	EUR	(20,818)	(6,522)	(14,296)	CCC+

Total OTC Swap Contracts							$(193,516)	$114,551	$(308,067)

Total Credit Default Swap Contracts							$(288,547)	$97,589	$(386,136)

[a]

In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[b]	Based on Standard and Poor’s (S&P) Rating for single name swaps.
[c]	Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[d]	The Fund enters contracts to sell protection to create a long credit position.

At August 31, 2019, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Semi-Annually	3/21/20	1,012,000		$(5,148)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Semi-Annually	6/20/20	1,500,000		(29,996)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 1.75%	Semi-Annually	9/18/21	1,500,000		(5,182)
Receive Fixed 2.90%
Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	12/18/24	2,248,189	CNY	(183)
Receive Fixed 2.90%
Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	12/18/24	2,247,088	CNY	(146)
Receive Floating rate 3 Month USD-LIBOR Pay Fixed rate 2.25%	Semi-Annually	6/20/28	1,100,000		(156,156)
Receive Floating rate 6 Month GBP-LIBOR Pay Fixed rate 1.41%	Semi-Annually	8/04/67	108,000	GBP	(40,303)
Receive Floating rate 6 Month GBP-LIBOR Pay Fixed rate 1.47%	Semi-Annually	9/18/69	253,637	GBP	(110,737)

Total Interest Rate Swap Contracts					$(347,851)

*In U.S. dollars unless otherwise indicated.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At August 31, 2019, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Credit Contracts - Short[a]
iBoxx USD Liquid Leveraged Loan Index	1-Month LIBOR	Monthly	GSCO	9/25/19	$608,718	$(4,314)
iBoxx USD Liquid Leveraged Loan Index	3-Month LIBOR	Quarterly	MSCS	9/20/19	608,838	322
iBoxx USD Liquid Leveraged Loan Index	3-Month LIBOR	Quarterly	JPHQ	9/20/20	100,000	39

						(3,953)

Equity Contracts - Long[b]
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	1/28/20	57,228	(9,227)
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	1/28/20	12,788	(597)
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	1/28/20	13,194	(2,551)
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	1/28/20	164,869	6,838
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	1/28/20	31,865	3,706
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	1/28/20	19,641	(1,258)
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	5/25/20	33,168	(2,464)
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	CITI	6/22/20	396,589	(19,118)
Energy Transfer Equity LP	1-Month LIBOR + 0.65%	Monthly	JPHQ	9/02/20	59,665	(6,662)

						(31,333)

Interest Rate Contracts - Long[b]
Egyptian Treasury Bill	3-Month LIBOR + 0.50%	Monthly	GSCO	11/12/19	115,724	1,032
Egyptian Treasury Bill	-	Monthly	DBAB	11/18/19	118,513	1,162
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	BOFA	4/15/20	437,914	(5,778)
Government of Indonesia	3-Month LIBOR + 0.60%	Quarterly	BOFA	6/22/20	54,205	1,332
Government of Indonesia	3-Month LIBOR + 0.60%	Quarterly	DBAB	5/15/24	73,343	1,782
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	450,326	(2,062)
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	5/15/48	218,570	(10,615)

						(13,147)

Total Total Return Swap Contracts						$(48,433)

  aThe Fund receives the variable financing rate and pays the total return on the underlying instrument.

  bThe Fund receives the total return on the underlying instrument and pays a variable financing rate.

Abbreviations

Counterparty		Currency		Selected Portfolio		Index

BOFA	Bank of America, N.A.	ARS	Argentine Peso	ADR	American Depositary Receipt	CDX.NA.HY	CDX North

BZWS	Barclays Bank PLC	CNY	Chinese Yuan	ARLLMONP	Argentina Blended Policy Rate		America

CITI	Citigroup, Inc.	EGP	Egyptian Pound	ARM	Adjustable Rate Mortgage		High Yield

DBAB	Deutsche Bank AG	EUR	Euro	CFETS	China Foreign Exchange Trade System

GSCO	Goldman Sachs International	GBP	British Pound	CLO	Collateralized Loan Obligation

JPHQ	JP Morgan Chase Bank, N.A.	JPY	Japanese Yen	CMT	1 year Constant Maturity Treasury Index

MSCS	Morgan Stanley Capital Services LLC	NGN	Nigerian Naira	ETF	Exchange Traded Fund

		PLN	Polish Zloty	FHLMC	Federal Home Loan Mortgage Corp.

		RUB	Russian Ruble	FNMA	Federal National Mortgage Association

		UAH	Ukraine Hryvnia	FRN	Floating Rate Note

		USD	United States Dollar	GO	General Obligation

		ZAR	South African Rand	IO	Interest-Only

				LIBOR	London InterBank Offered Rate

				OMO	Open Market Operations

				PIK	Payment In-Kind

				REIT	Real Estate Investment Trust

				REMIC	Real Estate Mortgage Investment Conduit

Franklin Alternative Strategies Funds

Notes to Consolidated Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At August 31, 2019, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At August 31, 2019, the Funds received U.S. Treasury Bonds and Notes as collateral for derivatives, as follows:

Franklin K2 Alternative Strategies Fund $212,062

Franklin K2 Long Short Credit Fund $53,054

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, equity price risk and certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price, commodity price, and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options

Franklin K2 Global Macro Opportunities Fund – Futures, forwards and swaps

Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. UNFUNDED LOAN COMMITMENTS

Certain or all Funds entered into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Statements of Investments.

At August 31, 2019, unfunded commitments were as follows:

Borrower	Unfunded Commitment

Franklin K2 Long Short Credit Fund
Acosta Inc., Term Loan B1	$59,000
Advantage Sales & Marketing Inc., Term Loan 1L	13,141
Advantage Sales & Marketing Inc., Term Loan B2	5,905
Mallinckrodt International Finance SA, Term Loan B	657,599
The Neiman Marcus Group LLC, Term Loan	10,772
PetSmart Inc., Term Loan B2	31,507
Riverbed Technology Inc., Term Loan B	4,700
Veritas U.S. Inc., Term Loan B1	129,951

$912,575

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended August 31, 2019, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned
Franklin K2 Alternative Strategies Fund

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.85%	$4,871,000	$13,822,000	$ (11,713,000)	$ -	$ -	$6,980,000	6,980,000	$ 24,672

6. INVESTMENTS IN K2 HOLDINGS INVESTMENT CORP. (K2 SUBSIDIARY)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through its investments in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At August 31, 2019, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statements of Investments. At August 31, 2019, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets

Franklin K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$1,256,337,783	$25,284,226	2.0%

a The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of August 31, 2019, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$501,869,255	$6,141,222	$5,531[c]	$508,016,008
Convertible Bonds	–	90,294,055	–	90,294,055
Corporate Bonds and Notes	–	88,733,868	212,380	88,946,248
Corporate Bonds and Notes in Reorganization	–	7,240,818	–	7,240,818
Senior Floating Rate Interests	–	3,526,919	–	3,526,919
Credit-Linked Notes	–	455,158	–	455,158
Foreign Government and Agency Securities	–	30,088,994	–	30,088,994
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	25,071,993	–	25,071,993
Municipal Bonds in Reorganization	–	7,502,335	–	7,502,335
Options Purchased	1,011,054	38,432	–	1,049,486
Short Term Investments	351,618,590	29,295,331	–	380,913,921

Total Investments in Securities	$854,498,899	$288,389,125	$217,911	$1,143,105,935

Other Financial Instruments:
Futures Contracts	$8,391,721	$–	$–	$8,391,721
Forward Exchange Contracts	–	6,466,274	–	6,466,274
Swap Contracts	–	5,243,809	–	5,243,809

Total Other Financial Instruments	$8,391,721	$11,710,083	$–	$20,101,804

Liabilities:
Other Financial Instruments:
Options Written	$576,667	$55,479	$–	$632,146
Securities Sold Short[a]	180,071,185	3,079,571	273,996	183,424,752
Futures Contracts	3,546,089	–	–	3,546,089
Forward Exchange Contracts	–	3,227,752	–	3,227,752
Swap Contracts	–	2,320,637	–	2,320,637

Total Other Financial Instruments	$184,193,941	$8,683,439	$273,996	$193,151,376

	Level 1	Level 2	Level 3	Total
Franklin K2 Global Macro Opportunities Fund
Assets:
Investments in Securities:
Short Term Investments	$24,575,777	$–	$–	$24,575,777

	Level 1	Level 2	Level 3	Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,326,412	$–	$–	$2,326,412
Convertible Bonds	–	1,560,176	–	1,560,176
Corporate Bonds and Notes	–	23,832,417	–	23,832,417
Corporate Bonds and Notes in Reorganization	–	1,966,364	–	1,966,364
Senior Floating Rate Interests	–	3,497,292	–	3,497,292
Credit-Linked Notes	–	156,584	–	156,584
Foreign Government and Agency Securities	–	6,819,398	–	6,819,398
U.S. Government and Agency Securities	–	916,148	–	916,148
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	46,519,278	–	46,519,278
Municipal Bonds in Reorganization	–	904,756	–	904,756
Options Purchased	44,548	25,538	–	70,086
Short Term Investments	24,712,098	4,951,376	–	29,663,474

Total Investments in Securities	$27,083,058	$91,149,327	$–	$118,232,385

Other Financial Instruments:
Futures Contracts	$373	$–	$–	$373
Forward Exchange Contracts	–	180,391	–	180,391
Swap Contracts	–	170,915	–	170,915

Total Other Financial Instruments	$373	$351,306	$–	$351,679

Liabilities:
Other Financial Instruments:
Options Written	$8,846	$–	$–	$8,846
Securities Sold Short[a]	384,713	9,458,575	–	9,843,288
Futures Contracts	34,064	–	–	34,064
Forward Exchange Contracts	–	114,323	–	114,323
Swap Contracts	–	953,335	–	953,335
Unfunded Loan Commitments	–	26,879	–	26,879

Total Other Financial Instruments	$427,623	$10,553,112	$–	$10,980,735

a For detailed categories, see the accompanying Consolidated Statements of Investments.

b Includes common, preferred and convertible preferred stocks and management investment companies as well as other equity interests.

c Includes securities determined to have no value at August 31, 2019.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Consolidated Statements of Investments and determined that no events have occurred that require disclosure, except for the following:

On September 11, 2019, Franklin K2 Global Macro Opportunities Fund liquidated.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.